Registration Nos. 2-92164 and 811-4066

             SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549

                          FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [ X ]

          Pre-Effective Amendment No. _______          [   ]

          Post-Effective Amendment No.   22            [ X ]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
                         OF 1940                       [ X ]

          Amendment No.    21                          [ X ]

                       CASH ASSETS TRUST
     (Exact Name of Registrant as Specified in Charter)

                 380 Madison Avenue, Suite 2300
                    New York, New York 10017
            (Address of Principal Executive Offices)

                          (212) 697-6666
                (Registrant's Telephone Number)

                        EDWARD M.W. HINES
                 Hollyer Brady Smith Troxell
                 Barrett Rockett Hines & Mone LLP
                  551 Fifth Avenue, 27th Floor
                    New York, New York 10176
            (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
 ___
[___]  immediately upon filing pursuant to paragraph (b)
[___]  on (date) pursuant to paragraph (b)
[___]  60 days after filing pursuant to paragraph (a)(i)
[_X_]  on July 31, 1998 pursuant to paragraph (a)(i)
[___]  75 days after filing pursuant to paragraph (a)(ii)
[___] on (date) pursuant to paragraph (a)(ii) of Rule 485. [___] This post-effective amendment designates a new effective date for a previous post-effective amendment.

                        CASH ASSETS TRUST
                  Original and Service Classes
                      CROSS REFERENCE SHEET

Part A of
Form N-1A
Item No.       Prospectus Caption(s)
1..............Cover Page
2..............Table of Expenses
3..............Financial Highlights
4..............Introduction; Investment of the Trust's
                  Assets; Investment Restrictions; General
                  Information
5..............Management Arrangements
5A.............*
6..............General Information; Dividend and Tax
                  Information
7..............Net Asset Value per Share; How to Invest in
                  the Trust; Exchange Privilege
8..............How to Redeem Your Investment; Automatic
                  Withdrawal Plan; Exchange Privilege
9..............*

Part B of
Form N-1A      Statement of Additional Information
Item No.       or Prospectus Caption(s)
10.............Cover Page
11.............Cover Page
12.............*
13.............Investment of the Trust's Assets; Investment
           Restrictions; Loans of Portfolio
                  Securities
14.............Trustees and Officers
15.............General Information
16.............Additional Information as to Management
                  Arrangements; General Information
17.............Investment of the Trust's Assets (Prospectus
           caption)
18.............General Information
19.............Limitation of Redemptions in Kind; Amortized
           Cost Valuation; Computation of Daily
                  Dividends; Automatic Withdrawal Plan
20.............*
21.............How to Invest in the Trust (Prospectus
                  caption); Distribution Plan; General
                  Information
22.............Yield Information; Financial Highlights
                  (Prospectus caption)

*Not applicable or negative answer

                    The Pacific Capital Funds
                               of
                        Cash Assets Trust

                 380 Madison Avenue, Suite 2300
                    New York, New York 10017
                  800-CATS-4-YOU (800-228-7496)
                          212-697-6666

Original Shares
Prospectus                                      July 31, 1998

        Cash Assets Trust (the "Trust") is a professionally managed, diversified, open-end investment company consisting of three separate funds: Pacific Capital Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust and Pacific Capital U.S. Government Securities Cash Assets Trust (each a "Fund" and collectively, the "Funds").

     There are two classes of shares of each of the Funds:
"Original Shares" and "Service Shares"; see "General Information
- Description of Classes." Only Original Shares are offered by this Prospectus. Original shares of the Funds may be purchased and redeemed at their next determined net asset value, which is normally the constant price of $1.00 per share; see "Net Asset Value Per Share." Purchases are made without any sales charge through Aquila Distributors, Inc., which is the exclusive Distributor of the Funds' shares. Only certain persons are eligible to purchase Original Shares. See "How to Invest in the Funds" and "How to Redeem Your Investment."

        This Prospectus concisely states information about the three Funds that you should know before investing in Original Shares. A Statement of Additional Information about the Funds dated July 31, 1998 (the "Additional Statement") has been filed with the Securities and Exchange Commission and is available without charge upon written request to the Funds' Shareholder Servicing Agent, at the address given below, or by calling the telephone number(s) given below. The Additional Statement contains information about the three Funds and their management not included in the Prospectus. The Additional Statement is incorporated by reference in its entirety in this Prospectus. Only when you have read both the Prospectus and the Additional Statement are all the material facts about the Funds available to you.

     AN INVESTMENT IN ANY OF THE FUNDS IS NEITHER INSURED NOR
GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT
THE FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF
$1.00 PER SHARE.

        SHARES OF THE FUNDS ARE NOT DEPOSITS IN, OBLIGATIONS OF OR GUARANTEED OR ENDORSED BY PACIFIC CENTURY TRUST (THE "ADVISER"), BANK OF HAWAII OR ITS BANK OR NON-BANK AFFILIATES OR BY ANY OTHER BANK. SHARES OF THE FUNDS ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY OR GOVERNMENT SPONSORED AGENCY OF THE FEDERAL GOVERNMENT OR ANY STATE.

     AN INVESTMENT IN ANY OF THE FUNDS INVOLVES INVESTMENT RISKS,
INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

     For Purchase, Redemption or Account inquiries contact the Funds' Shareholder Servicing Agent:

               PFPC Inc.
               400 Bellevue Parkway
               Wilmington, DE 19809

                   Call 800-255-2287 toll free
           For General Inquiries & Yield Information,
           Call 800-228-7496 toll free or 212-697-6666

This Prospectus Should Be Read and Retained For Future Reference

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                           HIGHLIGHTS

     For your convenience, important matters pertaining solely to a single Fund are displayed in a distinctive manner below;
however, to obtain all information about that Fund, you must read the entire Prospectus.

     The Pacific Capital Funds of Cash Assets Trust are these three separate money-market funds:

     Pacific Capital Cash Assets Trust (the "Cash Fund") is a general purpose money market mutual fund which invests in short-term "money market" securities.

     Pacific Capital Tax-Free Cash Assets Trust (the "Tax-Free
Fund") is a tax-exempt money market mutual fund which invests in short-term tax-exempt "money market" securities.

        Pacific Capital U.S. Government Securities Cash Assets Trust (the "Government Securities Fund") is a money market mutual fund which invests exclusively in short-term direct obligations of the United States Treasury, in other obligations issued or guaranteed by agencies or instrumentalities of the United States Government (with remaining maturities of one year or less) and certain repurchase agreements secured by U.S. government securities. Shares of the Government Securities Fund are not guaranteed or insured by the United States Government.

     All investments must meet specific quality, maturity and diversification standards. (See "Investment of the Funds'
Assets.")

     Initial Investment - You may open your account in any Fund with any purchase of $1,000 or more. There is no sales charge. An
Application is in the back of the Prospectus. (See "How to Invest in the Funds.")

     Additional Investments - There is no minimum on additional investments and they can be made at any time.

     Monthly Income - The securities in which the Funds invest earn interest which is declared daily as dividends. Dividends are paid monthly on or about the last day of each month. At your choice, dividends are paid by check mailed to you, directly deposited into your financial institution account or automatically reinvested without sales charge in additional Original Shares. (See "Dividend and Tax Information.")

     Many Different Issues - Even a small investment in any Fund allows an investor to have the advantages of a portfolio which consists of a large number of issues. (See "Investment of the Funds' Assets.")

     Exchanges - You may exchange Original Shares of any Fund into other money market funds and certain bond and equity funds.
(See "Exchange Privileges.")

        Portfolio Management - Pacific Century Trust, a division of the Bank of Hawaii serves as the Funds' Investment Adviser, providing experienced professional management of each Fund's investments. The Cash Fund pays monthly fees to the Adviser and to the Administrator at a total rate of 0.50 of 1% of average annual net assets. The Tax-Free Fund and the Government Securities Fund each pay monthly fees to the Adviser and to the Administrator at a total rate of 0.40 of 1% of average annual net assets. (See "Table of Expenses" and "Management
Arrangements.")

     Investment Quality- The Cash Fund invests in commercial paper obligations, U.S. government securities, bank obligations and instruments secured by them, corporate debt obligations, and certain other obligations.

        The Tax-Free Fund invests in municipal obligations which earn interest exempt from regular Federal income taxes and a significant portion of those obligations earn interest which is also exempt from regular State of Hawaii income taxes. Dividends paid by the Tax-Free Fund are free of both such taxes to the same extent. It is, however, possible that in certain circumstances, the Federal alternative minimum tax may apply. (See "Dividend and Tax Information.") Under certain circumstances, the Tax-Free Fund may invest a portion of its assets in taxable obligations.

        The Government Securities Fund invests only in U.S.
government securities and certain repurchase agreements secured by U.S. government obligations.

     All of the investments of the Funds must be determined by the Adviser under an applicable rule of the Securities and Exchange Commission to be "Eligible Securities" and to present minimal credit risks. (See "Investment of the Funds' Assets" and "Effect of the Rule on Portfolio Management" thereunder.)

     Constant Share Value - Each Fund's net asset value per share is determined on a daily basis and is normally constant at $1.00 per share except under extraordinary circumstances. (See "Factors Which May Affect the Value of the Funds' Investments and Their Yields.")

        Risk Factors - There can be no assurance that any of the Funds will be able to maintain a stable net asset value of $1.00 per share. (See "Factors Which May Affect the Value of the Funds' Investments and Their Yields.") In addition, there may be risks as to obligations which the Cash Fund and Tax-Free Fund may purchase such as variable amount master demand notes (see "Variable Amount Master Demand Notes" in the Prospectus and Additional Statement), and as to repurchase agreements, in which all Funds may invest (see "Repurchase Agreements" in the Prospectus). The Tax-Free Fund's assets, being significantly invested in Hawaiian issues, are subject to economic and other conditions affecting Hawaii. (See "Risks and Special Considerations Regarding Investment in Hawaiian
Obligations.")

     Liquidity - Redemptions - You may redeem any amount of your Original Share account in any Fund on any business day by telephone, fax or mail request by using the Funds' Expedited Redemption procedure, with proceeds being sent to a predesignated financial institution. If the amount of your redemption proceeds is $1,000 or more, the proceeds will, wherever possible, be wired or transferred through the facilities of the Automated Clearing House; otherwise they will be mailed. You may also write checks for any purpose in amounts of $500 or more. There are no penalties or redemption fees. See "How to Redeem Your Investment" for these and other redemption methods.

     Statements and Reports - For each Fund in which you invest, you will receive statements of your Original Share account monthly as well as each time you add to your account or take money out. Additionally, you will receive a Semi-Annual Report and an audited Annual Report.


                           THE PACIFIC CAPITAL FUNDS
                    OF CASH ASSETS TRUST - ORIGINAL SHARES
                               TABLE OF EXPENSES

                                                                 Government
                                            Cash     Tax-Free    Securities
Shareholder Transaction Expenses            Fund       Fund        Fund(1)
  Maximum Sales Charge
   Imposed on Purchases................      0%          0%          0%
  Maximum Sales Charge
   Imposed on Reinvested Dividends.....      0%          0%          0%
   Maximum Deferred Sales Charge.......      0%          0%          0%
  Redemption Fees......................      0%          0%          0%
  Exchange Fee.........................      0%          0%          0%

Annual Fund Operating Expenses*
(as a percentage of average net assets)

  Investment Advisory Fee..............   0.36%        0.27%      0.31%
  12b-1 Fees**.........................      0%           0%         0%
  All Other Expenses...................   0.22%        0.28%      0.21%
    Administration Fee................. 0.14%        0.13%      0.09%
    Other Expenses  ................... 0.08%        0.15%      0.12%
  Total Fund Operating Expenses........   0.58%        0.55%      0.52%

Example+
You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period

                               Cash     Tax-Free  Government
Time Period                    Fund     Fund      Securities Fund(1)

  1 year.................      $ 6      $ 6       $ 5
  3 years................      $19      $18       $17
  5 years................      $32      $31       $29
  10 years...............      $73      $69       $65

(1) On April 1, 1998, the fund, formerly called Pacific Capital U.S. Treasuries Cash Assets Trust, became Pacific Capital U.S. Government Securities Cash Assets Trust.

*Based upon amounts incurred during the most recent fiscal year of each Fund, restated to reflect current arrangements.

The respective rates for the investment advisory fee and the administration fee shown in the table represent the effective rates, taking into consideration the breakpoint in net assets used in the calculation of fees. For the portion of net assets above and below each breakpoint, the aggregate rate of fees is the same but is allocated differently to the Adviser and the Administrator so that Total Fund Operating Expenses shown remains unchanged.
(See "Management Arrangements.")

Other expenses for the Cash Fund do not reflect a 0.01% expense offset in custodian fees received for uninvested cash balances. Reflecting this offset, other expenses, all other expenses, and total Fund operating expenses would have been 0.07%, 0.21% and 0.57%, respectively.

** No payments designed to recognize sales of shares or to pay advertising expenses out of the assets or income of any Fund are permitted under the 12b(1) Plans for Original Shares. The Plans authorize certain payments for such purposes to be made by the Administrator, not any of the Funds. (See "Distribution Plan.")

+ The expense example is based upon an amount at the beginning of each year which includes the prior year's assumed results. A year's results consist of an assumed 5% annual return less operating expenses as shown above; the expense ratio was applied to an assumed average balance (the year's starting investment plus one-half the year's results). Each column represents the cumulative expenses so determined for the period specified.



THE EXAMPLE ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES; ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE SECURITIES AND EXCHANGE COMMISSION SPECIFIES THAT ALL MUTUAL FUNDS USE THE 5% RATE FOR PURPOSES OF PREPARING THE ABOVE EXAMPLE.

The purpose of the above table is to assist the investor in understanding the various costs and expenses that an investor in Original Shares of each Fund will bear directly or indirectly. (See "Management Arrangements" for a more complete description of the various investment advisory and administration fees.)

[CAPTION]

                           THE PACIFIC CAPITAL FUNDS
                             OF CASH ASSETS TRUST
                                ORIGINAL SHARES
                                   CASH FUND
                             FINANCIAL HIGHLIGHTS
               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

     The following table of Financial Highlights for the Original
Shares of the Cash Fund has been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon is included with the Funds' financial statements contained in its Annual Report, which are incorporated by reference into the Additional Statement. The information provided in the table should be read in conjunction with the financial statements and related notes.

                                        Year Ended March 31,
                             1998      1997      1996      1995      1994
Net Asset Value,
 Beginning of Period.......  $1.00     $1.00     $1.00     $1.00     $1.00
Income from
Investment Operations:
 Net investment income.....   0.05      0.05      0.05      0.04      0.03
Less distributions:
 Dividends from net
  investment income........  (0.05)    (0.05)    (0.05)    (0.04)    (0.03)
Net Asset Value, End
 of Period.................  $1.00     $1.00     $1.00     $1.00     $1.00
Total Return (%)...........   5.15      4.88      5.32      4.40      2.74
Ratios/Supplemental Data
  Net Assets,
  End of Period
 ($ in thousands)..........  418.8     421.4     308.7     486.7      407.1
Ratio of Expenses to Average
 Net Assets (%)............   0.57      0.60      0.60      0.59       0.59
 Average Net Assets (%)....   5.04      4.79      5.24      4.40       2.71

For the years 1998, 1997 and 1996, net investment income per share and the ratios of income and expenses to average net assets without the expense offset in custodian fees for uninvested cash balances would have been:

Net investment income($)....  0.05      0.05      0.05
Ratio of Expenses to Average
 Net Assets (%).............  0.58      0.60      0.61
Ratio of Net Investment
 Income to Average
 Net Assets (%).............  5.03      4.78      5.23


Unaudited: The Trust's "current yield" for the seven days ended March 31, 1998 was 5.14% and its "compounded effective yield" for that period was 5.27%; see the Additional Statement for the method of calculating these yields.



                           THE PACIFIC CAPITAL FUNDS
                             OF CASH ASSETS TRUST
                                ORIGINAL SHARES
                                 TAX-FREE FUND
                             FINANCIAL HIGHLIGHTS
               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

     The following table of Financial Highlights for the Original
Shares of the Tax-Free Fund has been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon is included with the Funds' financial statements contained in its Annual Report, which are incorporated by reference into the Additional Statement. The information provided in the table should be read in conjunction with the financial statements and related notes.

                                                Year Ended March 31,
                               1998      1997      1996      1995      1994
Net Asset Value,
 Beginning of Period.......... $1.00     $1.00     $1.00     $1.00     $1.00
Income from
Investment Operations:
 Net investment income........  0.03      0.03      0.03      0.03      0.02
Less distributions:
 Dividends from net
  investment income........... (0.03)    (0.03)    (0.03)    (0.03)    (0.02)
Net Asset Value, End
 of Period.................... $1.00     $1.00     $1.00     $1.00     $1.00
Total Return (%)..............  3.08      3.00      3.37      2.74      2.02
Ratios/Supplemental Data
 Net Assets, End of Period
 ($ in thousands).............  76.6      91.0     125.2     138.3     113.9
 Ratio of Expenses to Average
  Net Assets(%)...............  0.63      0.55      0.54      0.55      0.56

 Ratio of Net Investment Income
  to Average Net Assets(%)....  3.04      2.97      3.32      2.74      1.99

Net investment income per share and the ratios of income and expenses to average net assets without the Adviser's and Administrator's voluntary waiver of fees and for the years 1998, 1997 and 1996, without the expense offset in custodian fees for uninvested cash balances would have been:

Net investment income($)......  0.03      0.03      0.03                0.02
Ratio of Expenses to Average
 Net Assets(%)................  0.63      0.55      0.54                0.58
Ratio of Net Investment Income
 to Average Net Assets(%).....  3.04      2.97      3.32                1.97


Unaudited: The Trust's "current yield" for the seven days ended March 31, 1998 was 3.15% and its "compounded effective yield" for that period was 3.20%; see the Additional Statement for the method of calculating these yields.



                           THE PACIFIC CAPITAL FUNDS
                             OF CASH ASSETS TRUST
                                ORIGINAL SHARES
                          GOVERNMENT SECURITIES FUND
                             FINANCIAL HIGHLIGHTS
               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

     The following table of Financial Highlights for the Original
Shares of the Government Securities Fund has been audited by KPMG
Peat Marwick LLP, independent auditors, whose report thereon is included with the Funds' financial statements contained in its Annual
Report, which are incorporated by reference into the Additional
Statement. The information provided in the table should be read in conjunction with the financial statements and related notes. On
April 1, 1998, the fund, formerly called Pacific Capital U.S.
Treasuries Cash Assets Trust, became Pacific Capital U.S. Government
Securities Cash Assets Trust.

                                          Year Ended March 31,
                               1998      1997      1996      1995      1994
Net Asset Value,
 Beginning of Period.......... $1.00     $1.00     $1.00     $1.00     $1.00
Income from
Investment Operations:
 Net investment income........  0.05      0.05      0.05      0.04      0.03
Less distributions:
 Dividends from net
  investment income........... (0.05)    (0.05)    (0.05)    (0.04)    (0.03)
Net Asset Value, End
 of Period.................... $1.00     $1.00     $1.00     $1.00     $1.00
Total Return (%)..............  4.95      4.76      5.20      4.20      2.59
Ratios/Supplemental Data
 Net Assets,End of Period
  ($ in thousands)............ 100.8      65.7      74.0      64.0      91.7
 Ratio of Expenses to Average
  Net Assets (%)..............  0.52      0.55      0.54      0.54      0.52
 Ratio of Net Investment Income
  to Average Net Assets (%)...  4.85      4.66      5.07      4.04      2.58

Net investment income per share and the ratios of income and expenses to average net assets without the Adviser's and Administrator's voluntary waiver of fees and for the years 1998, 1997 and 1996, without the expense offset in custodian fees for uninvested cash balances would have been:

Net investment income($)......  0.05      0.05      0.05      0.04      0.03
Ratio of Expenses to Average
 Net Assets (%)...............  0.52      0.56      0.63      0.59      0.52
Ratio of Net Investment Income
 to Average Net Assets(%).....  4.85      4.65      4.98      3.99      2.58


Unaudited: The Trust's "current yield" for the seven days ended March 31, 1998 was 5.08% and its "compounded effective yield" for that period was 5.21%; see the Additional Statement for the method of calculating these yields.


                          INTRODUCTION

        Cash Assets Trust (the "Trust") is a professionally managed, open-end investment company formed in 1984 as a Massachusetts business trust. The Trust consists of three separate funds: Pacific Capital Cash Assets Trust, (the "Cash Fund"), Pacific Capital Tax-Free Cash Assets Trust (the "Tax-Free Fund"), and Pacific Capital U.S. Government Securities Cash Assets Trust (the "Government Securities Fund").

     Cash of investors may be invested in shares of each Fund as an alternative to idle funds, direct investments in savings deposits or short-term debt securities. Each Fund offers the opportunity to keep cash reserves fully invested and provides you with a professionally managed portfolio of money market instruments which may be more diversified, higher yielding, more stable and more liquid than you might be able to obtain on an individual basis. Through the convenience of an investment in shares of a Fund, you are also relieved of the inconvenience of making multiple direct investments, including the selection, purchasing and handling of various securities.

                 INVESTMENT OF THE FUNDS' ASSETS

     Each Fund's investment objective is as follows:

     The investment objective of the Cash Fund is to achieve a high level of current income, stability and liquidity for investors' cash assets by investing in a diversified portfolio of short-term "money market" securities meeting specific quality standards.

     The investment objective of the Tax-Free Fund is to provide safety of principal while achieving as high a level as possible of liquidity and of current income exempt from Federal and Hawaii income taxes. It seeks to attain this objective by investing primarily in municipal obligations, which have remaining maturities not exceeding one year, of Hawaii issuers or, if obligations of the desired quality, maturity and interest rate are not available, in similar obligations of non-Hawaii issuers.

        The investment objective of the Government Securities Fund is to provide safety of principal while achieving as high a level as possible of liquidity and of current income. It seeks to attain this objective by investing only in short-term direct obligations of the United States Treasury, in other obligations issued or guaranteed by agencies or instrumentalities of the United States Government (with remaining maturities of one year or less) and certain repurchase agreements secured by U.S. government securities.

     There is no assurance that any Fund will achieve its objective, which is a fundamental policy of the Fund.

        In addition to the requirements of the Funds' management policies, all obligations and instruments purchased by any Fund must meet the requirements of Rule 2a-7 (the "Rule") of the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act"). The provisions of the Rule that affect portfolio management are summarized under "Effect of the Rule on Portfolio Management," below. In brief, the Rule's provisions for quality, diversity and maturity require each Fund to limit its investments to those instruments which Pacific Century Trust (the "Adviser"), the Funds' investment adviser, determines (pursuant to procedures approved by the Board of Trustees) present minimal credit risks and which at the time of purchase are Eligible Securities. In general, the Rule defines as Eligible Securities those that at the time of purchase are rated in the two highest rating categories for short-term securities by any two of the nationally recognized statistical rating organizations ("NRSROs") or unrated securities determined by the Board of Trustees to be of comparable quality. See Appendix A to the Additional Statement for a description of the NRSROs and the factors considered by them in determining ratings. Eligible Securities so rated in the highest rating category (or unrated securities of comparable quality) are called "First Tier Securities"; all other Eligible Securities are called "Second Tier Securities." The Rule also requires that the dollar-weighted average maturity of each Fund's portfolio cannot exceed 90 days and that each Fund cannot purchase any security having a remaining maturity in excess of 397 days. The Rule also contains limits on the percentage of each Fund's assets that can be invested in the securities of any issuer. See "Effect of the Rule on Portfolio Management," below.

     Management Policies: Each Fund seeks to achieve its investment objective through investments in the types of instruments described in the management policies listed below. Except for policies designated as fundamental, shareholder approval is not required to change any of the foregoing management policies.

                THE CASH FUND AND ITS INVESTMENTS

Management Policies of the Cash Fund

     Under current management policies, the Cash Fund invests only in the following types of obligations:

     (1) U.S. Government Securities: Obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities; these obligations are referred to in this Prospectus as "U.S. Government Securities"; see "Information On
U.S. Government Securities" below.

        (2) Bank Obligations and Instruments Secured by Them:
Bank obligations that are First Tier Securities including time deposits, certificates of deposit, bankers' acceptances and other bank (see below for definition) obligations, and which are (i) obligations of banks subject to regulation by the U.S. government having total assets of at least $1.5 billion, which may be obligations issued by domestic banks, by foreign branches of such banks or by U.S. subsidiaries of foreign banks; (ii) obligations of any foreign bank having total assets equivalent to at least $1.5 billion; or (iii) bank obligations ("insured bank obligations") that are fully insured as to principal by the Federal Deposit Insurance Corporation (see "Information on Insured Bank Obligations" in the Additional Statement); the Cash Fund may also invest in obligations secured by any obligations set forth in (i) or (ii) above if such investment meets the requirements of (6) below. (In this Prospectus and in the Additional Statement, the term "bank" includes commercial banks, savings banks and savings and loan associations.)

     (3) Commercial Paper Obligations: Commercial paper obligations that are First Tier Securities; see "Effect of the Rule on Portfolio Management," below.

     (4) Corporate Debt Obligations: Corporate debt obligations (for example, bonds and debentures) which are First Tier Securities and which at the time of purchase have a remaining maturity of not more than 397 days. See "Effect of the Rule on Portfolio Management." See Appendix A to the Additional Statement for information about bond ratings.

     (5) Variable Amount Master Demand Notes: Variable amount master demand notes that are First Tier Securities and which are redeemable (and thus repayable by the borrower) at principal amount, plus accrued interest, at any time on not more than thirty days' notice. Variable amount master demand notes may or may not be backed by bank letters of credit. (Because variable amount master demand notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them; see the Additional Statement for further information on these notes.) Variable amount master demand notes repayable in more than seven days are securities which are not readily marketable, and fall within the Cash Fund's overall 10% limitation on securities which are illiquid. (See the Additional Statement.)

     (6) Certain Other Obligations: Obligations other than those listed in 1 through 5 above if such other obligations are guaranteed as to principal and interest by either a bank in whose obligations the Cash Fund may invest (see 2 above) or a corporation in whose commercial paper the Cash Fund may invest (see 3 above). See "Effect of the Rule on Portfolio Management." If the Cash Fund invests more than 5% of its net assets in such other obligations, the Prospectus will be supplemented to describe them. See the Additional Statement.

     (7) Repurchase Agreements: The Cash Fund may purchase securities subject to repurchase agreements provided that such securities consist entirely of U.S. Government Securities or securities that, at the time the repurchase agreement is entered into, are rated in the highest rating category by the requisite NRSROs. Repurchase agreements may be entered into only with commercial banks or broker-dealers. Subject to the control of the Board of Trustees, the Adviser will regularly review the financial strength of all parties to repurchase agreements with the Cash Fund. (See "Repurchase Agreements" under the caption "Matters Applicable to All Funds" below.)

        (8) When-Issued or Delayed Delivery Securities: The Cash Fund may buy securities on a when-issued or delayed delivery basis; the securities so purchased are subject to market fluctuation and no interest accrues to the Cash Fund until delivery and payment take place; their value at the delivery date may be less than the purchase price. The Cash Fund may not enter into when-issued commitments exceeding in the aggregate 15% of the market value of its total assets, less liabilities other than the obligations created by when-issued commitments. See the Additional Statement for further information.

Information On U.S. Government Securities

     U.S. Government Securities (i.e., obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities) include securities issued by the U.S. government, which in turn include Treasury Bills (which mature within one year of the date they are issued) and Treasury Notes and Bonds (which are issued with longer maturities). All Treasury securities are backed by the full faith and credit of the United States.

     U.S. government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Farmers Home Administration, Federal Farm Credit System, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Housing Administration, Federal National Mortgage Association, Financing Corporation, Government National Mortgage Association, Resolution Funding Corporation, Small Business Administration, Student Loan Marketing Association and the Tennessee Valley Authority.

        Securities issued or guaranteed by U.S. government agencies and instrumentalities are not always supported by the full faith and credit of the United States. Some, such as securities issued by the Federal Home Loan Banks, are backed by the right of the agency or instrumentality to borrow from the U.S. Treasury. Others, such as securities issued by the Federal National Mortgage Association, are supported only by the credit of the instrumentality and not by the U.S. Treasury. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment. The Cash Fund will invest in U.S. Government Securities, including securities of agencies and instrumentalities, only if the Adviser (pursuant to procedures approved by the Board of Trustees) is satisfied that these obligations present minimal credit risks. See "Effect of the Rule on Portfolio Management" below for a discussion of the determination of minimal credit risks in connection with the purchase of portfolio securities.

Information On Foreign Bank Obligations

     Investments, which must be denominated in U.S. dollars, in foreign banks and foreign branches of United States banks involve certain risks in addition to those involved with investment in domestic banks. While domestic banks are required to maintain certain reserves and are subject to other regulations, such requirements and regulations may not apply to foreign branches of domestic banks. Investments in foreign banks and foreign branches of domestic banks may also be subject to other risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, the seizure or nationalization of foreign deposits and the establishment of exchange controls or other restrictions.

     Investment Restrictions of the Cash Fund

     The following restrictions on the Cash Fund's investments are fundamental policies and cannot be changed without approval of the shareholders of the Cash Fund.

     1. The Cash Fund has diversification and anti-concentration requirements.

     The Cash Fund cannot buy the securities of any issuer if it would then own more than 10% of the total value of all of the issuer's outstanding securities.

     The Cash Fund cannot buy the securities (not including U.S. Government Securities) of any issuer if more than 5% of its total assets (valued at market value) would then be invested in securities of that issuer. In addition, the Rule limits investment in Second Tier Securities to 5% of the Cash Fund's assets in the aggregate, and to no more than the greater of 1% of the Cash Fund's assets or $1,000,000 in the securities of any one issuer.

     The Cash Fund cannot buy the securities of issuers in any one industry if more than 25% of its total assets would then be invested in securities of issuers in that industry (see the Additional Statement); U.S. Government Securities and those domestic bank obligations and instruments of domestic banks which the Cash Fund may purchase (see "Investment of the Funds' Assets") are considered as not included in this limit; however, obligations of foreign banks and of foreign branches of domestic banks are considered as included in this limit.

     2. The Cash Fund can make loans only by lending securities or entering into repurchase agreements.

     The Cash Fund can buy those debt securities which it is permitted to buy (see "Investment of the Funds' Assets"); this is investing, not making a loan. The Cash Fund can lend its portfolio securities on a collateralized basis up to 10% of the value of its total assets to specified borrowers (broker-dealers, banks and certain other financial institutions) to increase its income (see the Additional Statement) and enter into repurchase agreements (see "Repurchase Agreements" above). The Cash Fund may be considered as the beneficial owner of the loaned securities in that any gain or loss in their market price during the loan inures to the Cash Fund and its shareholders; thus, when the loan is terminated, the value of the securities may be more or less than their value at the beginning of the loan.

     3. The Cash Fund can borrow only in limited amounts for special purposes.

     The Cash Fund can borrow from banks for temporary or emergency purposes but only up to 10% of its total assets. It can mortgage or pledge its assets only in connection with such borrowing and only up to the lesser of the amounts borrowed or 5% of the value of its total assets. Interest on borrowings would reduce the Cash Fund's income. The Cash Fund will not purchase any securities while it has any outstanding borrowings which exceed 5% of the value of its assets. Except in connection with borrowings, the Cash Fund will not issue senior securities.

              THE TAX-FREE FUND AND ITS INVESTMENTS

Management Policies of the Tax-Free Fund

     The Tax-Free Fund invests primarily in Municipal Obligations (as defined below). Under current management policies, it invests only in Municipal Obligations and in shares of investment companies with money market portfolios consisting only of Municipal Obligations, except for certain temporary investments in taxable obligations described below ("Taxable Obligations").

Information about the Tax-Free Fund's Municipal Obligations

     As used in this Prospectus and the Additional Statement, the term "Municipal Obligations" means obligations with maturities of 397 days or less paying interest which, in the opinion of bond counsel or other appropriate counsel, is exempt from regular Federal income taxes. "Hawaiian Obligations" are Municipal Obligations, including those of certain non-Hawaii issuers, paying interest which, in the opinion of bond counsel or other appropriate counsel, is also exempt from Hawaii state income taxes. The non-Hawaiian bonds or other obligations the interest on which is exempt from Hawaii state income tax under present law are the bonds or other obligations issued by or under the authority of Guam, the Northern Mariana Islands, Puerto Rico and the Virgin Islands. If Hawaiian Obligations of the desired quality, maturity and interest rate are not available, the Tax-Free Fund will invest in other Municipal Obligations.

     Although the portion of dividends of the Tax-Free Fund paid from interest on Hawaiian Obligations will be free of Hawaii state income tax, that paid from interest on other Municipal Obligations will not. Since it is not possible to predict the extent to which suitable Hawaiian Obligations will be available for investment, the Tax-Free Fund has no investment restriction limiting the proportion of its portfolio which it may invest in other Municipal Obligations. See "Dividend and Tax Information."

     Although exempt from regular Federal income tax, interest paid on certain types of Municipal Obligations, and dividends which the Tax-Free Fund might pay from this interest, are preference items as to the Federal alternative minimum tax. As a fundamental policy, at least 80% of the Tax-Free Fund's net assets will be invested in Municipal Obligations the income paid upon which will not be subject to the alternative minimum tax; accordingly, the Tax-Free Fund can invest the rest of its assets in obligations which are subject to the Federal alternative minimum tax. The Tax-Free Fund may refrain entirely from purchasing these types of Municipal Obligations. For further information, see "Dividend and Tax Information."

     Municipal Obligations are debt obligations issued by or on behalf of states, cities, municipalities and other public authorities. Such obligations include:

Municipal Bonds

     Municipal bonds generally have a maturity at the time of issuance of up to 30 years. The Tax-Free Fund can invest in municipal bonds which are Eligible Securities and which at the time of purchase have a remaining maturity of not more than 397 days. See "Effect of the Rule on Portfolio Management." See Appendix A to the Additional Statement for information about bond ratings.

Municipal Notes

     Municipal notes generally have maturities at the time of issuance of three years or less. The Tax-Free Fund's investments in municipal notes are limited to notes which at the time of purchase have a remaining maturity of not more than 397 days and which are Eligible Securities. See "Effect of the Rule on Portfolio Management." See Appendix A to the Additional Statement for information about bond ratings. These notes are generally issued in anticipation of the receipt of tax funds, of the proceeds of bond placements or of other revenues. The ability of an issuer to make payments is therefore dependent on these tax receipts, proceeds from bond sales or other revenues, as the case may be.

Municipal Commercial Paper

     Municipal commercial paper is a debt obligation with a stated maturity of 397 days or less that is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt. The Tax-Free Fund may invest in municipal commercial paper obligations that are Eligible Securities; see "Effect of the Rule on Portfolio Management," below.

Other Information About Municipal Obligations

     From time to time the Tax-Free Fund may invest 25% or more of its assets in Municipal Obligations that are related in such a way that an economic, business or political development or change affecting one of these obligations would also affect the other obligations, for example, Municipal Obligations the interest on which is paid from revenues of similar type projects or Municipal Obligations whose issuers are located in the same state.

     The taxable market is a broader and more liquid market with a greater number of investors, issuers and market makers than the market for Municipal Obligations. The more limited marketability of Municipal Obligations may make it difficult in certain circumstances to dispose of large investments advantageously. In general, Municipal Obligations are also subject to credit risks such as the loss of credit ratings or possible default. In addition, certain Municipal Obligations might lose tax-exempt status in the event of a change in the tax laws.

Information about the Temporary Taxable Investments the Tax-Free
Fund May Make

     The Tax-Free Fund may invest the proceeds of the sale of shares or the sale of Municipal Obligations in Taxable Obligations pending investment in Municipal Obligations. The Tax-Free Fund may also enter into repurchase agreements as to Taxable Obligations. (See "Repurchase Agreements" below.) As a fundamental policy, under normal market conditions the Tax-Free Fund may not purchase Taxable Obligations if thereafter more than 20% of its net assets would consist of such obligations or cash, except for temporary defensive purposes, i.e., in anticipation of a decline or possible decline in the value of Municipal Obligations. Purchase of Taxable Obligations is subject to certain specific diversification tests under the Rule. See "Effect of the Rule on Portfolio Management," below.

     Under current management policies the Taxable Obligations which the Tax-Free Fund may purchase are obligations maturing in 397 days or less from the date of purchase by the Tax-Free Fund and which are:

        Obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities ("U.S. Government Obligations"); see the Additional Statement for further information; commercial paper obligations that are First Tier Securities; see "Effect of the Rule on Portfolio Management," below; and bank obligations that are First Tier Securities including time deposits, certificates of deposit, bankers' acceptances and other bank (see below for definition) obligations, and which are (i) obligations of banks subject to regulation by the U.S. government having total assets of at least $1.5 billion, which may be obligations issued by domestic banks, by foreign branches of such banks or by U.S. subsidiaries of foreign banks; or (ii) obligations ("insured bank obligations") that are fully insured as to principal by the Federal Deposit Insurance Corporation (see "Information on Insured Bank Obligations" in the Additional Statement). (In this Prospectus and in the Additional Statement, the term "bank" includes commercial banks, savings banks and savings and loan associations.)

Floating and Variable Rate Instruments

     Certain of the obligations that the Tax-Free Fund may purchase have a floating or variable rate of interest. These obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the Prime Rate, or at specified intervals. Certain of these obligations may carry a demand feature that would permit the holder to tender them back to the issuer at par value prior to maturity. The Tax-Free Fund may invest in floating and variable rate obligations even if they carry stated maturities in excess of 397 days, if under the provisions of the Rule for determining the maturity, the maturity of the instrument so determined is less than 397 days. See "Effect of the Rule on Portfolio Management," below. The Tax-Free Fund will limit its purchases of floating and variable rate obligations to those which at the time of purchase are Eligible Securities. On an ongoing basis, the Adviser will monitor the ability of an issuer of a demand instrument to pay principal and interest on demand. The Tax-Free Fund's right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Tax-Free Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument to make payment when due, except when such demand instrument permits same day settlement. To facilitate settlement, these same day demand instruments may be held in book entry form at a bank other than the Tax-Free Fund's custodian subject to a sub-custodial agreement approved by the Tax-Free Fund between that bank and the Tax-Free Fund's custodian.

     To the extent that floating and variable rate instruments without demand features are not readily marketable, they will be subject to the investment restriction that the Tax-Free Fund may not invest an amount equal to more than 10% of the current value of its net assets in securities that are illiquid.

Certain Put Rights

     The Tax-Free Fund may enter into put transactions with commercial banks with respect to obligations held in its portfolio. The Tax-Free Fund does not intend to enter into put transactions with broker-dealers, and in no event would it do so except as permitted under the 1940 Act.

     The right of the Tax-Free Fund to exercise a put is unconditional and unqualified. A put is not transferable by the Tax-Free Fund, although the Tax-Free Fund may sell the underlying securities to a third party at any time. If necessary and advisable, the Tax-Free Fund may pay for certain puts either separately in cash or by paying a higher price for portfolio securities that are acquired subject to such a put (thus reducing the yield to maturity otherwise available for the same securities).

     The Tax-Free Fund may enter into puts with banks or broker-dealers that, in the opinion of the Adviser, present minimal credit risks. The ability of the Tax-Free Fund to exercise a put will depend on the ability of the bank or broker-dealer to pay for the underlying securities at the time the put is exercised. In the event that a bank or broker-dealer should default on its obligation to repurchase an underlying security, the Tax-Free Fund might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere.

     The Tax-Free Fund may enter into certain puts solely to maintain liquidity and will not exercise its rights thereunder for trading purposes. The puts will be only for periods substantially less than the life of the underlying security. The acquisition of a put will not affect the valuation by the Tax-Free Fund of the underlying security. The actual put will be valued at zero in determining net asset value. Where the Tax-Free Fund pays directly or indirectly for a put, its cost will be reflected as an unrealized loss for the period during which the put is held by the Tax-Free Fund and will be reflected in realized gain or loss when the put is exercised or expires. If the value of the underlying security increases, the potential for unrealized or realized gain is reduced by the cost of the put. The maturity of a Municipal Obligation purchased by the Tax-Free Fund will not be considered shortened by any such put to which the obligation is subject.

     The Rule has a number of provisions affecting puts. With respect to 75% of the total assets of the Tax-Free Fund, the 5% diversification requirement is applicable. (See "Effect of the Rule on Portfolio Management.")

When-Issued Securities

     The Tax-Free Fund may purchase Municipal Obligations on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of the commitment to purchase. The Tax-Free Fund will only make commitments to purchase Municipal Obligations on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date if it is deemed advisable. Any gains realized in such sales would produce taxable income. The when-issued securities are subject to market fluctuation and no income accrues to the purchaser prior to issuance. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. For purposes of determining the Tax-Free Fund's weighted-average maturity, the maturity of a when-issued security is calculated from its commitment date. Purchasing municipal securities on a when-issued basis is a form of leverage and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself, in which case there could be an unrealized loss in the value of the investment at the time of delivery.

     The Tax-Free Fund will establish a segregated account in which it will maintain liquid assets in an amount at least equal in value to the Tax-Free Fund's commitments to purchase when-issued securities. If the value of these assets declines, the Tax-Free Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

Repurchase Agreements

     The Tax-Free Fund may purchase securities subject to repurchase agreements provided that such securities are listed above under "The Tax-Free Fund And Its Investments"; it is the Tax-Free Fund's current policy to use for repurchase agreements only collateral that consists entirely of U.S. Government Securities or securities that, at the time the repurchase agreement is entered into, are rated in the highest rating category by the requisite NRSROs. (See "Effect of the Rule on Portfolio Management.") Repurchase agreements may be entered into only with commercial banks or broker-dealers. The Adviser, under the supervision of the Board of Trustees, will regularly review the financial strength of all parties to repurchase agreements with the Tax-Free Fund. (See "Repurchase Agreements" under the caption "Matters Applicable to All The Funds" below.)

Loans of Portfolio Securities

     The Tax-Free Fund can lend its portfolio securities on a collateralized basis up to 10% of the value of its total assets to specified borrowers (brokers, dealers and certain financial institutions) to increase its income (see the Additional Statement) and enter into repurchase agreements (see "Repurchase Agreements" above). The Tax-Free Fund may be considered as the beneficial owner of the loaned securities in that any gain or loss in their market price during the loan inures to the Tax-Free Fund and its shareholders; thus, when the loan is terminated, the value of the securities may be more or less than their value at the beginning of the loan.

Shares of Investment Companies

     The Tax-Free Fund may purchase shares of investment companies with money market portfolios consisting only of Municipal Obligations if such investment companies meet the requirements of the Rule (see "Effect of the Rule on Portfolio Management" below). It will not purchase shares of an investment company which imposes a sales or redemption charge of any sort; however, an investment company in which the Tax-Free Fund invests may have a distribution plan under which it may pay for distribution expenses or services. The Tax-Free Fund will purchase shares only of investment companies with high-quality portfolios which the Adviser, pursuant to procedures approved by the Board of Trustees, determines present minimal credit risks. Such investments will ordinarily be made to provide additional liquidity and at the same time to earn higher yields than are usually associated with the overnight or short-term obligations in which the Tax-Free Fund might otherwise invest for this purpose. While higher yields than those of alternative investments may be obtainable, these yields will reflect management fees and operating and distribution expenses of the investment companies and will result in duplication of management fees with respect to assets of the Tax-Free Fund so invested. The Tax-Free Fund may not invest in the shares of investment companies if immediately thereafter it has invested more than 10% of the value of its total assets in such companies or more than 5% of the value of its total assets in any one such company; it may not invest in such a company if immediately thereafter it owns more than 3% of the total outstanding voting stock of such a company.

Other Information About the Tax-Free Fund and Its Investments

     To the extent the ratings given by the NRSROs may change as a result of changes in such organizations or their rating systems, but not as a result of the downgrading of any security held by the Tax-Free Fund or any issuer the securities of which are held by the Tax-Free Fund, it will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in this Prospectus and in the Additional Statement. The ratings of the NRSROs are more fully described in the Appendix to the Additional Statement.

Risk Factors and Special Considerations Regarding Investment in
Hawaiian Obligations

     The following is a discussion of the general factors that might influence the ability of Hawaiian issuers to repay principal and interest when due on the Hawaiian Obligations contained in the portfolio of the Tax-Free Fund. Such information is derived from sources that are generally available to investors and is believed by the Tax-Free Fund to be accurate, but has not been independently verified and may not be complete.

     As of the date of this Prospectus, economic data available indicates that the real Gross State Product growth for 1997 was 1.3%, lower than the 2% that was projected in 1996. Payroll employment stabilized in 1997 from declines experienced between 1992 and 1996. Employment growth in 1998 is forecast to be less than 1.0%. Although some local companies have left the State, major retailers have entered the State and are expected to begin operations within the next six months. The State of Hawaii Convention Center has been completed and has had several "soft" openings in preparation for a scheduled grand opening in July, 1999. During 1998, delegates and exhibitors at the center are expected to spend upwards of $800 million.

     Hawaii's inflation rate is forecast to be flat for 1998. Although local housing costs have been in a deflationary trend, recent anecdotal evidence suggests that sales volumes are improving which could stabilize housing costs in 1998. Hawaii's cost of living differential continues to decline as well. In the early 1990's it peaked at 1.39 of the U.S. urban average, but in 1997 it fell to 1.33 and is projected to fall to 1.30 in 1998.

     In 1997, tourism, the State's principal industry, increased slightly by 0.7% over 1996 with 6.9 million visitors. Westbound arrivals increased by 1.8%, offsetting the decline in eastbound arrivals. Visitor arrivals for 1998 are projected to increase by 1.0% over 1997. Under new authorizations by the U.S. Department of Transportation, several airlines will either begin service between Japan and Hawaii or increase the number of weekly flights currently in service.

     During 1997, a twenty-seven member Economic Revitalization Task Force was established to make recommendations for economic change. The Hawaii legislature recently passed many of the recommendations of the Task Force, including a decrease in the personal income tax; increased funding for tourism promotion; a finite time frame for regulatory permitting and licensing processes; and allowing for privatization of government services under certain conditions. These changes, along with continuation of the $1 billion capital improvement program approved in the last legislative session, are positive factors for economic growth. The State's strong reliance on tourism and the uncertainties in Asia, have, however, prompted Moody's Investors Service to lower its rating on the State's General Obligation debt to A1 from Aa3. Standard & Poors affirmed the State's debt rating at A+. The A1/A+ rating on the State's debt is still recognized "investment grade" by both rating agencies. (See the Additional Statement for and explanation of municipal debt ratings.)

   Diversification Under the Rule

        Under the Rule, the Tax-Free Fund cannot, with respect to 75% of its total assets (valued at amortized cost), buy the securities (not including U.S. Government Securities) of any issuer if more than 5% of its total assets would then be invested in securities of that issuer; with respect to the remaining 25% of its total assets, the Fund may invest more than 5% of its total assets in the securities of a single issuer only if those securities are First Tier Securities. In addition, the Rule limits investment in Second Tier Securities that are "conduit securities," as defined in the Rule (generally, "conduit securities" are Municipal Obligations issued to finance non-government projects, such as private hospitals, housing projects or industrial development projects, and whose ultimate obligors are not government or municipal entities), to 5% of the Fund's total assets in the aggregate and to no more than the greater of 1% of the Fund's total assets or $1,000,000 in the securities of any one issuer. (In general, the Tax-Free Fund does not intend to own Second Tier Securities.)

Investment Restrictions of the Tax-Free Fund

     The following restrictions on the Tax-Free Fund's investments are fundamental policies and cannot be changed without approval of the shareholders of the Tax-Free Fund.

     1. The Tax-Free Fund has anti-concentration requirements.

     The Tax-Free Fund cannot buy the securities of issuers in any one industry if more than 25% of its total assets would then be of issuers in that industry; Municipal Obligations, U.S. Government Obligations and those bank obligations and instruments of domestic banks which the Fund may purchase (see "Investment of the Fund's Assets") are considered as not included in this limit, except that the Fund will consider that a non-governmental user of facilities financed by industrial development bonds is an issuer in an industry.

     2. The Tax-Free Fund can make loans only by lending securities or entering into repurchase agreements.

     The Tax-Free Fund can buy those debt securities which it is permitted to buy (see "Investment of the Funds' Assets"); this is investing, not making a loan. The Tax-Free Fund can lend its portfolio securities (see "Loans of Portfolio Securities" above) and enter into repurchase agreements (See "Repurchase Agreements" above).

     3. The Tax-Free Fund can borrow only in limited amounts for special purposes.

     The Tax-Free Fund can borrow from banks for temporary or emergency purposes but only up to 10% of its total assets. It can mortgage or pledge its assets only in connection with such borrowing and only up to the lesser of the amounts borrowed or 5% of the value of its total assets. Interest on borrowings would reduce the Fund's income. The Tax-Free Fund will not purchase any securities while it has any outstanding borrowings which exceed 5% of the value of its total assets.

       THE GOVERNMENT SECURITIES FUND AND ITS INVESTMENTS

   Management Policies of the Government Securities Fund

        The Government Securities Fund invests only in short-term direct obligations of the United States Treasury, in other obligations issued or guaranteed by agencies or instrumentalities of the United States Government (with remaining maturities of one year or less) and certain repurchase agreements secured by U.S. Government Securities. Shares of the Government Securities Fund are not guaranteed or insured by the United States government.

U. S. Treasury Obligations

     The U.S. Treasury issues various types of marketable securities, consisting of bills, notes, bonds, and certificates of indebtedness, which are all direct obligations of the U.S. government backed by its "full faith and credit" and which differ primarily in the length of their maturity. U.S. Treasury bills, which have a maturity of up to one year, are the most frequently issued marketable U.S. government security. The Fund may also invest in separately traded principal and interest components of securities issued by the United States Treasury. The principal and interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS"). Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently.

   Information On Other U.S. Government Securities

        U.S. government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Farmers Home Administration, Federal Farm Credit System, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Housing Administration, Federal National Mortgage Association, Financing Corporation, Government National Mortgage Association, Resolution Funding Corporation, Small Business Administration, Student Loan Marketing Association and the Tennessee Valley Authority.

        Securities issued or guaranteed by U.S. government agencies and instrumentalities are not always supported by the full faith and credit of the United States. Some, such as securities issued by the Federal Home Loan Banks, are backed by the right of the agency or instrumentality to borrow from the U.S. Treasury. Others, such as securities issued by the Federal National Mortgage Association, are supported only by the credit of the instrumentality and not by the U.S. Treasury. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment. The Government Securities Fund will invest in government securities, including securities of agencies and instrumentalities, only if the Adviser (pursuant to procedures approved by the Board of Trustees) is satisfied that these obligations present minimal credit risks. See "Effect of the Rule on Portfolio Management" below for a discussion of the determination of minimal credit risks in connection with the purchase of portfolio securities.

        The investment by the Government Securities Fund in such short-term direct obligations of the U.S. government and its agencies and instrumentalities may result in a lower yield than a policy of investing in other types of instruments, and therefore the yield of the Government Securities Fund may be lower, for example, than the yield of another of the Trust's portfolios, the Cash Fund, which invests in taxable money market obligations of a broader range of issuers.

Repurchase Agreements

        The Government Securities Fund may purchase securities subject to repurchase agreements provided that such securities are U.S. Government Securities. Repurchase agreements may be entered into only with commercial banks or broker-dealers. Subject to the control of the Board of Trustees, the Adviser will regularly review the financial strength of all parties to repurchase agreements with the Government Securities Fund. (See "Repurchase Agreements" under the caption "Matters Applicable to All The Funds" below.)

        Other Information about the Government Securities Fund's
Investments

        Additional Management Policy as to Rating. In addition to the foregoing management policies, as a non-fundamental policy, the Government Securities Fund will purchase only those issues that will enable it to achieve and maintain the highest rating for a mutual fund by two NRSROs. There is no assurance that it will be able to maintain such rating. As a result of this policy, the range of obligations in which the Government Securities Fund can invest is reduced and the yield obtained on such obligations may be less than would be the case if this policy were not in force.

    Investment Restrictions of the Government Securities Fund

        The following restrictions on the Government Securities
Fund's investments are fundamental policies and cannot be changed without approval of the shareholders of the Government Securities
Fund.

        1. The Government Securities Fund can make loans only by lending securities or entering into repurchase agreements.

        The Government Securities Fund can buy those debt securities which it is permitted to buy (see "Investment of the Funds' Assets"); this is investing, not making a loan. The Government Securities Fund can lend its portfolio securities on a collateralized basis up to 10% of the value of its total assets to specified borrowers (broker-dealers, banks and certain other financial institutions) to increase its income (see the Additional Statement) and enter into repurchase agreements (see "Repurchase Agreements" above). The Government Securities Fund may be considered as the beneficial owner of the loaned securities in that any gain or loss in their market price during the loan inures to the Government Securities Fund and its shareholders; thus, when the loan is terminated, the value of the securities may be more or less than their value at the beginning of the loan.

        2. The Government Securities Fund can borrow only in limited amounts for special purposes.

        The Government Securities Fund can borrow from banks for temporary or emergency purposes but only up to 10% of its total assets. It can mortgage or pledge its assets only in connection with such borrowing and only up to the lesser of the amounts borrowed or 5% of the value of its total assets. Interest on borrowings would reduce the Government Securities Fund's income. The Government Securities Fund will not purchase any securities while it has any outstanding borrowings which exceed 5% of the value of its assets. Except in connection with borrowings, the Government Securities Fund will not issue senior securities.

Portfolio Matters Applicable to All Funds

        (In the material below, the text in bold does not apply to the Government Securities Fund.)

Repurchase Agreements

     Under a repurchase agreement, at the time a Fund purchases a security, the Fund also resells it to the seller and must deliver the security (or securities substituted for it) to the seller on an agreed-upon date in the future. (The securities so resold or substituted are referred to herein as the "Resold Securities.") The resale price is in excess of the purchase price in that it reflects an agreed-upon market interest rate effective for the period of time during which the Fund's money is invested in the Resold Securities. The majority of these transactions run from day to day, and the delivery pursuant to the resale typically will occur within one to five days of the purchase.

     Repurchase agreements can be considered as loans "collateralized" by the Resold Securities, such agreements being defined as "loans" in the 1940 Act. The return on such "collateral" may be more or less than that from the repurchase agreement. The Resold Securities under any repurchase agreement will be marked to market every business day so that the value of the "collateral" is at least equal to the resale price provided in the agreement, including the accrued interest earned thereon, plus sufficient additional market value as is considered necessary to provide a margin of safety. During the term of the repurchase agreement, the Fund or its custodian or sub-custodian either has actual physical possession of the Resold Securities or, in the case of a security registered in a book entry system, the book entry is maintained in the name of the Fund or its custodian. The Fund retains an unqualified right to possess and sell the Resold Securities in the event of a default by the other party.

     In the event of bankruptcy or other default by the other party, there may be possible delays and expenses in liquidating the Resold Securities, decline in their value and loss of interest. If the maturity of the Resold Securities is such that they cannot be owned by the Fund under the applicable provisions of the Rule they will have to be sold, which could result in a loss. See "Effect of the Rule on Portfolio Management."

Limitation of 10% As To Certain Investments

     Due to their possible limited liquidity, no Fund may make certain investments if thereafter more than 10% of its net assets would consist of such investments. The investments included in this 10% limit are (i) repurchase agreements maturing in more than seven days; (ii) fixed time deposits subject to withdrawal penalties other than overnight deposits; (iii) restricted securities, i.e., securities which cannot freely be sold for legal reasons (which the Funds do not expect to own); (iv) securities for which market quotations are not readily available; and (v) insured bank obligations unless the Board of Trustees determines that a readily available market exists for such obligations. However, this 10% limit does not include any obligations payable at principal amount plus accrued interest on demand or within seven days after demand.

Factors Which May Affect the Value of the Funds' Investments and
Their Yields

          The value of the obligations and instruments in which the Funds invest will fluctuate depending in large part on changes in prevailing interest rates. If the prevailing interest rates go up after a Fund buys a security, the value of the security may go down; if these rates go down, the value of the security may go up. Changes in value and yield based on changes in prevailing interest rates may have different effects on short-term obligations than on long-term obligations. Long-term obligations (which often have higher yields) may fluctuate in value more than short-term ones.

Portfolio Transactions

     Each Fund will seek to obtain the best net price and the most favorable execution of orders. Purchases will be made directly from issuers or from underwriters, dealers or banks which specialize in the types of securities invested in by the Fund. As most purchases made by the Funds are principal transactions at net prices, the Funds incur little or no brokerage costs. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter and purchases from dealers may include the spread between the bid and the asked price. If the execution and price offered by more than one dealer are comparable, the order may be allocated to a dealer which has provided research advice, such as information on particular companies and industries and market, economic and institutional activity. By allocating transactions to obtain research services, the Funds enable the Adviser to supplement its own research and analyses with the views and information of other securities firms. Such research services, whether or not useful to the Funds, may be useful to other accounts managed by the Adviser or its affiliates.

Effect of the Rule on Portfolio Management

     Under "Investment of the Funds' Assets" above immediately following the investment objectives of the Funds, there is a brief description of Rule 2a-7 (the "Rule") of the Securities and Exchange Commission under the 1940 Act.

     As money market funds, the Funds operate under the Rule, which allows the Funds to use the "amortized cost" method of valuing their securities and which contains certain risk limiting provisions, including requirements as to maturity, quality and diversification of each Fund's portfolio. Some of the most important aspects of the Rule are described below.

     Under the Rule, each Fund must limit its investments to those instruments which are denominated in U.S. dollars, which are determined by the Board of Trustees to present minimal credit risks, and which, at the time of purchase, are Eligible Securities. In accordance with the Rule, the Board of Trustees has adopted investment procedures and has approved investment policies pursuant to which all investment determinations have been delegated to the Adviser, under the direction and control of the Board of Trustees, except for those matters for which the Rule requires Board determination.

     In general, the Rule defines as Eligible Securities those that at the time of purchase are rated in the two highest rating categories for short-term securities by any two of the NRSROs or, if unrated, are determined by the Board of Trustees to be of comparable quality. Eligible Securities so rated in the highest rating category (and unrated securities determined by the Board of Trustees to be of comparable quality) are called "First Tier Securities"; all other Eligible Securities are called "Second Tier Securities." Eligible Securities can in some cases include securities rated by only one NRSRO and unrated obligations that are determined by the Board of Trustees to be of comparable quality to rated securities. A security that was long-term when issued must, at the time of purchase by a Fund, either have a short-term rating such that it is an Eligible Security or be comparable in priority and security to a rated short-term obligation of the same issuer that is an Eligible Security or, if the issuer has no short-term rating (and does not have a long-term rating from any NRSRO below the highest rating), be determined by the Board of Trustees to be of comparable quality to rated securities the Fund could purchase. Purchase of any security rated by only one NRSRO and purchase of any unrated security (except U.S. Government Securities) must be ratified by the Board of Trustees; in the case of the Tax-Free Fund, this requirement applies only to taxable securities.

        As to the Cash Fund and the taxable securities of the Tax-Free Fund, the Rule requires (with limited exceptions) that immediately after purchase of any security, a Fund have invested not more than 5% of its assets in the securities of any one issuer, and provides that a Fund cannot have more than 5% of its assets in the aggregate invested in Second Tier Securities, nor more than the greater of 1% of its assets or $1,000,000 invested in Second Tier Securities of any single issuer. Under the Rule, the Tax-Free Fund is subject to the diversification requirements set forth above under "The Tax-Free Fund and its Investments, Diversification Under the Rule." The Rule has specific provisions relating to determination of the eligibility of certain types of instruments such as repurchase agreements and instruments subject to a demand feature. It also has specific provisions for determining the issuer of a security for purposes of compliance with the diversification requirements.

     Generally, under the Rule, the maturity of an instrument is considered to be its stated maturity (or in the case of an instrument called for redemption, the date on which the redemption payment must be made). There are special rules for determining the maturity of certain kinds of instruments. The Rule contains provisions as to the maturity of variable rate and floating rate instruments. Repurchase agreements and securities loan agreements are, in general, treated as having a maturity equal to the period remaining until they can be executed.

     The Rule has provisions requiring specific actions whenever the rating of a portfolio security is downgraded. Generally, these actions include a prompt reassessment by the Board of Trustees of the credit risks associated with such a security. In general, the Rule mandates prompt sale or other disposition, e.g., by exercising a demand for payment, in certain cases, such as when a security ceases to be an Eligible Security, no longer presents minimal credit risks or suffers a financial default.

Fundamental Policies

     Each Fund has a number of policies about what it can and cannot do. Certain of these policies, identified in the Prospectus and Additional Statement as "fundamental policies," cannot be changed unless the holders of a "majority," as defined in the 1940 Act, of the Fund's outstanding shares vote to change them. (See the Additional Statement for a definition of such a majority.) All other policies can be changed from time to time without shareholder approval. Some of the more important of each Fund's fundamental policies, not otherwise identified in the Prospectus, are described above; others are listed in the Additional Statement.

                    NET ASSET VALUE PER SHARE

        The net asset value per share for each class of each Fund's shares is determined as of 4:00 p.m. New York time on each day that the New York Stock Exchange and the Custodian are open (a "Business Day") by dividing the value of the net assets of the Fund allocable to the class (i.e., the value of the assets less liabilities, exclusive of surplus) by the total number of shares of that class of the Fund then outstanding.

     The net asset value per share will normally remain constant at $1.00 per share except under extraordinary circumstances; see the Additional Statement for a discussion of the extraordinary circumstances which could result in a change in this fixed share value. The net asset value per share is based on a valuation of the each Fund's investments at amortized cost; see the Additional Statement.

        The New York Stock Exchange is normally not open on the following days: New Year's Day, Martin Luther King Day,
Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the Exchange may close on other days. In addition, the Custodian is not open on Columbus Day and Veterans Day.

                   HOW TO INVEST IN THE FUNDS

     Each Fund's Original Shares are sold on a continuous basis at the net asset value next determined after an order is entered and deemed effective. There is no sales charge. The minimum initial investment is $1,000 in the shares of a Fund. Subsequent investments may be in any amount. Aquila Distributors, Inc. (the "Distributor") is the exclusive Distributor of the Funds' shares. The Distributor sells shares only for purchase orders received. Original Shares are sold solely to (1) financial institutions for their own account or for the investment of funds for which they act in a fiduciary, agency, investment advisory or custodial capacity;
(2) persons entitled to exchange into such shares under the Fund's exchange privilege; and (3) shareholders of record on January 20, 1995, the date on which the Funds first offered two classes of shares.

Opening an Account

        To open a new Original Shares account, you must send a properly completed Application to the Shareholder Servicing Agent (the "Agent"). Redemption of Original Shares purchased by wire payment will not be honored until a properly completed Application has been received by the Agent.

     Initial investments in Original Shares may be made in any of these three ways:

        1. By Mail. Payment may be made by check, money order, Federal Reserve Draft or other negotiable bank draft drawn in United States dollars on a United States commercial or savings bank or credit union (each of which is a "Financial Institution") payable to the order of Pacific Capital Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust or Pacific Capital U.S. Government Securities Cash Assets Trust, as the case may be, and mailed to:

       (Specify the name of the Fund)
     PFPC Inc.
     400 Bellevue Parkway
     Wilmington, DE 19809


       2.By Wire. Payment may be wired in Federal funds (monies credited to a bank's account with a Federal Reserve Bank) to PNC
Bank, NA.

        To insure prompt and proper crediting to your account, if you choose this method of payment, you should first telephone the Agent (800-255-2287 toll free) and then instruct your bank to wire funds as indicated below for the appropriate Fund:

     the Cash Fund:

        PNC BANK, NA
     Philadelphia, PA
     ABA#0310-0005-3
     Account #85-0216-4589
     FFC: Pacific Capital Cash Assets Trust
     (Indicate Original Shares or Service Shares)

the Tax-Free Fund:

        PNC BANK, NA
     Philadelphia, PA
     ABA#0310-0005-3
     Account #85-0216-4626
     FFC: Pacific Capital Tax-Free Cash Assets Trust
     (Indicate Original Shares or Service Shares)

   the Government Securities Fund:

       PNC BANK, NA
     Philadelphia, PA
     ABA#0310-0005-3
     Account #85-0216-4714
     FFC: Pacific Capital U.S. Government Securities
     Cash Assets Trust
     (Indicate Original Shares or Service Shares)

     In addition, add:

Account Name and Number (if an existing account) or the name in which the investment is to be registered (if a new account).

     Your bank may impose a charge for wiring funds.

     3. Through Brokers. If you wish, you may invest in a Fund by purchasing Original Shares through registered broker-dealers.

     There is no sales or service charge imposed by any Fund on purchases of Original Shares, although broker-dealers may make reasonable charges to their customers for their services. The services to be provided and the fees therefor are established by each broker-dealer acting independently; broker-dealers may also determine to establish, as to accounts serviced by them, higher initial or subsequent investment requirements than those required by the Funds. Broker-dealers are responsible for prompt transmission of orders placed through them.

Additional Investments

     You may make additional investments in Original Shares in any amount after an account has been established by mailing directly to the Agent a check, money order or other negotiable bank draft made payable to the Fund, or by wiring funds as described above. In each case you should indicate your name and account number to insure prompt and proper crediting of your account. The pre-printed stub attached to each Fund's confirmations is provided as a convenient identification method to accompany additional investments made by mail. You may also make subsequent investments of $50 or more using electronic funds transfers from your demand account at a Financial Institution if it is a member of the Automated Clearing House and if the Agent has received a completed Application designating this feature, or, after your account has been opened, a Ready Access Features form available from the Distributor or the Agent. A pre-determined amount can be regularly transferred for investment ("Automatic Investment") or single investments can be made upon receipt by the Agent of telephone instructions from anyone ("Telephone Investment"). The maximum amount of each Telephone Investment is $50,000. Upon 30 days' written notice to shareholders, the Funds may modify or terminate these investment methods at any time or charge a service fee, although no such fee is currently contemplated.

When Shares Are Issued and Dividends Are Declared On Them

     There are three methods as to when Original Shares are issued. Under each method, shares are issued at the net asset value per share next determined after the purchase order is effective, as discussed below. Under each method, the Application must be properly completed and have been received and accepted by the Agent; each Fund or the Distributor may also reject any purchase order for shares of that Fund. Under each method, Federal funds (see above) must either be available to the Fund in question or the payment thereof must be guaranteed to the Fund so that the Fund can be as fully invested as practicable.

     The first method under which Original Shares are issued involves ordinary investments. Under this method, payments transmitted by wire in Federal funds and payments made by Federal Reserve Draft received by the Custodian prior to 4:00 p.m. New York time on any Business Day will be invested (i.e., the purchase order will be effective) at the net asset value per Original Share determined as of 4:00 p.m. on that day; if either such type of payment is received after that time, the purchase order will be effective as of 4:00 p.m. on the next Business Day. Wire payments not in Federal funds will normally be converted into Federal funds on the next Business Day and the purchase order will be effective as of 4:00 p.m. on such next day. Payments transmitted by check will normally be converted to Federal funds by the Agent, as your agent, within two Business Days for checks drawn on a member bank of the Federal Reserve System, and longer for most other checks, and the purchase orders will be effective as of 4:00 p.m. on that day, if it is a Business Day, and otherwise at 4:00 p.m. on the next Business Day after such conversion. All checks are accepted subject to collection at full face value in United States funds and must be drawn in United States dollars on a United States bank; if not, shares will not be issued. Purchases by Automatic Investment and Telephone Investment will be executed on the first Business Day occurring on or after the date an order is considered received by the Agent at the net asset value determined on that day. In the case of Automatic Investment the order will be executed on the date you specified for investment at the price determined on that day, unless it is not a Business Day, in which case the order will be executed at the net asset value determined on the next Business Day. In the case of Telephone Investment the order will be filled at the next determined net asset value, which for orders placed after the time for determining the net asset value of any Fund's shares for any Business Day will be the price determined on the following Business Day. Dividends on shares issued under this first investment method are declared starting on the day (whether or not a Business Day) after the purchase order is effective and are declared on the day on which the shares are redeemed.

     The second method under which Original Shares are issued involves a bank or broker-dealer making special arrangements with the Funds under which (i) either (a) payment is made in Federal funds or by check in New York Clearing House funds delivered to the Agent prior to 5:00 p.m. New York time or (b) the Agent is advised prior to that time of a dollar amount to be invested;
(ii) the Agent is advised prior to that time of the form of registration of the shares to be issued; (iii) the bank or broker-dealer will prior to noon New York time on the next Business Day wire Federal funds to the Custodian (but in the case of prior payment by check under (i)(a) above only if the check is not converted into Federal funds in the normal course on the next Business Day); and (iv) arrangements satisfactory to the Funds are made between it and the bank or broker-dealer under which if Federal funds are not so received by the Custodian, the Fund is reimbursed for any costs or loss of income arising out of such non-receipt. New York Clearing House funds are funds represented by a check drawn on a bank which is a member of the New York Clearing House. Under this second method, the purchase order is effective on the day the check or the advice is received under
(i) above. Dividends on shares issued under this second method are declared starting on the day (whether or not a Business Day) after the purchase order is effective and are declared on the day on which such shares are redeemed.

     The third method under which Original Shares are issued involves broker-dealers or banks which have requested that this method be used, to which request the Funds have consented. Under this third method (i) the Agent must be advised prior to noon New York time on any Business Day of a dollar amount to be invested; and (ii) Federal funds must be wired to the Custodian on that day; under this method, the purchase order is effective on that day. Dividends on shares issued under this third investment method are declared beginning on that day but not on the day such shares are redeemed.

     This third investment method is available to prospective investors in Original Shares who wish to use it so that the dividends on their shares will commence to be declared on the day the purchase order is effective. Upon written or phone request to a Fund by such a prospective investor, the Fund will advise as to the broker-dealers or banks through which such purchases may be made.

Confirmations and Share Certificates

     All purchases of Original Shares will be confirmed and credited to you in an account maintained for you by the Agent in full and fractional shares of the Fund being purchased (rounded to the nearest 1/1000th of a share). Share certificates will not be issued unless you so request from the Agent in writing and declare a need for such certificates, such as a pledge of shares or an estate situation. If certificates are issued at your request, Expedited Redemption Methods described below will not be available and delay and expense may be incurred if you lose the certificates. No certificates will be issued for fractional shares or to shareholders who have elected the checking account or predesignated bank account methods of withdrawing cash from their accounts. (See "How to Redeem Your Investment" below.)

     The Funds and the Distributor reserve the right to reject any order for the purchase of Original Shares. In addition, the offering of shares may be suspended at any time and resumed at any time thereafter.

Distribution Plan

        Each Fund has adopted a Distribution Plan under Rule 12b-1 ("Rule 12b-1") under the 1940 Act. Rule 12b-1 provides in substance that an investment company may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of its shares except pursuant to a plan adopted under that rule. One section of the first part of the Distribution Plan of each Fund is designed to protect against any claim against or involving the Fund that some of the expenses which the Fund pays or may pay come within the purview of Rule 12b-1. Another section of the first part of the Distribution Plan authorizes Aquila Management Corporation (the "Administrator"), not the Fund, to make certain payments to certain Qualified Recipients (as defined in the Distribution Plan) which have rendered assistance in the distribution and/or retention of the Funds' shares. For the Cash Fund, these payments may not exceed
0.15 of 1% of the average annual net assets of the Fund for a fiscal year; for the Tax-Free Fund and the Government Securities Fund, the rate is 0.10 of 1%.

     The second part of the Distribution Plan of each Fund, discussed more fully below under "General Information -Description of Classes," provides for payment by the Fund of fees to certain financial institutions with respect to Service Shares (not to Original Shares, to which this Prospectus relates). These fees are treated as expenses allocable specifically to the Service Shares class and are therefore borne only by that class.

     See the Additional Statement for further information about the Distribution Plan.

     With the exception of its provisions relating specifically to Service Shares, each Fund's Distribution Plan is solely a defensive plan designed to protect that Fund and its affiliates against any claim described above. The Distribution Plan does not involve payments, out of assets or income allocated to Original Shares, designed to recognize sales of shares of any Fund or to pay advertising expenses.

                  HOW TO REDEEM YOUR INVESTMENT

     Each Fund provides day-to-day liquidity. You may redeem all or any part of your Original Shares at any time at the net asset value next determined after acceptance of your redemption request at the Agent. Redemptions can be made by the various methods described below. Except for shares recently purchased by check as discussed below, there is no minimum time period for any investment in any Fund. There are no redemption fees or withdrawal penalties. If you purchase Original Shares of any Fund through broker-dealers, banks and other financial institutions which serve as shareholders of record you must redeem through those institutions, which are responsible for prompt transmission of redemption requests. In all other cases, you may redeem directly, but a completed purchase Application must have been received by the Agent before redemption requests can be honored. A redemption may result in a taxable transaction to you, but only if there has been a change in the net asset value per share, which will occur only under extraordinary circumstances.

     For your convenience each Fund offers expedited redemption to provide you with a high level of liquidity for your investment.

Expedited Redemption Methods (Non-Certificate Shares)

     You have the flexibility of three expedited methods of initiating redemptions. These are available as to Original Shares not represented by certificates.

     1. By Telephone. The Agent will accept instructions by telephone from anyone to redeem Original Shares and make payments to a Financial Institution account you have predesignated. See "Redemption Payments" below for payment methods. Your name and your account number must be supplied.

     To redeem an investment in Original Shares by this method, telephone:

                     800-255-2287 toll free

     Note: The Funds, the Agent, and the Distributor will not be responsible for any losses resulting from unauthorized telephone transactions if the Agent follows reasonable procedures designed to verify the identity of the caller. The Agent will request some or all of the following information: account name and number; name(s) and social security number registered to the account and personal identification; the Agent may also record calls. Shareholders should verify the accuracy of confirmation statements immediately upon receipt.

        2. By FAX or Mail. You may also request redemption payments to a predesignated Financial Institution account by a letter of instruction sent to: PFPC Inc., by FAX at 302-791-1777 or by mail at 400 Bellevue
     Parkway, Wilmington, DE 19809, indicating Fund name, account number, amount to be redeemed and any payment directions, signed by the registered holder(s).
     Signature guarantees are not required. See "Redemption
     Payments" below for payment methods.

     If you wish to have redemption proceeds sent to a Financial Institution Account, you should so elect on the Expedited Redemption section of the Application or the Ready Access Features form and provide the required information concerning your Financial Institution account number. The Financial Institution account must be in the exclusive name(s) of the shareholder(s) as registered with the Fund(s). You may change the designated Financial Institution account at any time by completing and returning a Ready Access Features form. For protection of your assets, this form requires signature guarantees and possible additional documentation.

        3. By Check. The Agent will, upon request, provide you with forms of drafts ("checks") drawn on PNC Bank, NA (the "Bank"). This feature is not available if your shares are represented by certificates. These checks represent a further alternative redemption means and you may make them payable to the order of anyone in any amount of not less than $100. If you wish to use this check writing redemption procedure you should notify the Agent or so indicate on your Application. You will be issued special checks to be drawn against the Bank for this purpose. You will be subject to the Bank's rules and regulations governing its checking accounts. If the account is registered in more than one name, each check must be signed by each account holder exactly as the names appear on the account registration, unless expressly stated otherwise on your Application.

     There is no charge for the maintenance of this special check writing privilege or for the clearance of any checks.

        When such a check is presented to the Bank for payment, a sufficient number of full and fractional shares in your account will be redeemed to cover the amount of the check. This check writing redemption procedure enables you to continue receiving dividends on those shares equaling the amount being redeemed by check until such time as the check is actually presented to the Bank for payment.

     As these checks are redemption drafts relating to Original Shares, you should be certain that adequate shares for which certificates have not been issued and which were not recently purchased by check are in the account to cover the amount of the check. See "Redemption Payments" below for more details as to special problems as to Original Shares recently purchased by check. If insufficient redeemable shares are in the account, the redemption check will be returned marked "insufficient funds." The fact that redemption checks are drafts may also permit a bank in which they are deposited to delay crediting the account in question until that bank has received payment funds for the redemption check.

        Checks may not be directly presented to any branch of the Bank. This does not affect checks used for the payment of bills or cashed at other banks. You may not use checks to close your account, since the number of shares in your account changes daily through dividend payments which are automatically reinvested in full and fractional shares. Consequently, you may not present a check directly to the Bank and request redemption for all or substantially all shares held in your account. Only expedited redemption to a predesignated bank account or the regular redemption method (see below) may be used when closing your account.

     Multiple Redemption Services. You are not limited in choice of redemption methods but may utilize all available forms.
However, when both redemption to a predesignated bank account and check writing are desired, you must so elect on the Application, or by proper completion of a Ready Access Features form.

Regular Redemption Method
(Certificate and Non-Certificate Shares)

        1. Certificate Shares. Certificates in blank
     (unsigned) representing Original Shares to be redeemed should be sent to the Funds' Shareholder Servicing
     Agent: PFPC Inc., 400 Bellevue Parkway, Wilmington, DE
     19809, with instructions. A stock assignment form signed by the registered shareholder(s) exactly as the account is registered must also be sent to the Shareholder Servicing Agent.

     For your own protection, it is essential that certificates be mailed separately from signed redemption documentation.
Because of possible mail problems, it is also recommended that certificates be sent by registered mail, return receipt requested.

     For the redemption request to be in "proper form," the signature or signatures must be the same as in the registration of the account. In a joint account, the signatures of both shareholders are necessary. Additional documentation may be required where shares are held by a corporation, partnership, trustee or executor, or if redemption is requested by other than the shareholder of record. If redemption proceeds of less than $50,000 are payable to the record holder and are to be sent to the record address, no signature guarantee is required.In all other cases, signatures must be guaranteed by a member of a national securities exchange, a U.S. bank or trust company, a state-chartered savings bank, a federally chartered savings and loan association, a foreign bank having a U.S. correspondent bank, a participant in the Securities Transfer Association Medallion Program (STAMP), the Stock Exchanges Medallion Program
(SEMP) or the New York Stock Exchange, Inc. Medallion Signature Program (MSP). A notary public is not an acceptable signature guarantor.

        2. Non-Certificate Shares. If you own
     non-certificate Original Shares registered on the books of a Fund, and you have not elected Expedited Redemption to a predesignated Financial Institution account, you must use the Regular Redemption Method. Under this redemption method you should send a letter of instruction to: PFPC Inc., 400 Bellevue Parkway, Wilmington, DE 19809, containing:

          Fund Name;

          Account Name(s);

          Account Number;

          Dollar amount or number of shares to be redeemed or a statement that all shares held in the account are to be redeemed;

          Payment instructions (normally redemption proceeds will be mailed to your address as registered with the Funds);

          Signature(s) of the registered shareholder(s); and

          Signature guarantee(s), if required, as indicated above.

Redemption Payments

     For redemptions of Original Shares other than by checks you have written, redemption payments will ordinarily be mailed to you at your address of record. If you so request and the amount of your redemption proceeds is $1,000 or more, the proceeds will, wherever possible, be wired or transferred through the facilities of the Automated Clearing House to the Financial Institution account specified in the Expedited Redemption section of your Application or Ready Access Features form. Any Fund may impose a charge, not exceeding $5.00 per wire redemption, after written notice to shareholders who have elected this redemption procedure. No Fund has any present intention of making this charge. Upon 30 days' written notice to shareholders, any Fund may modify or terminate the use of the Automated Clearing House to make redemption payments at any time or charge a service fee, although no such fee is currently contemplated. If any such changes are made, the Prospectus will be supplemented to reflect them. If you use a broker or dealer to arrange for a redemption, you may be charged a fee for this service.

     Redemption proceeds on Original Shares issued under the third method under which shares are issued (see "When Shares Are Issued and Dividends Are Declared on Them" under "How to Invest in the Funds") will be wired in Federal funds on the date of redemption, if practicable, and, if not practicable, as soon thereafter as practicable, irrespective of amount. Redemption requests as to such shares may be made by telephone.

     Except as indicated above, each Fund will normally make payment for all Original Shares redeemed on the next Business Day following receipt of request. Except as set forth below, in no event will payment be made more than seven days after receipt of a redemption request made in compliance with one of the redemption methods specified above. However, the right of redemption may be suspended or the date of payment postponed (i) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when trading on such exchange is restricted as determined by the Securities and Exchange Commission by rule or regulation; (ii) during periods in which an emergency, as determined by the Securities and Exchange Commission, exists which causes disposal of, or valuation of the net asset value of, the portfolio securities of the Fund to be unreasonable or impracticable; or (iii) for such other periods as the Securities and Exchange Commission may permit. Payment for redemption by any method (including redemption by check) of Original Shares recently purchased by check (irrespective of whether the check is a regular check or a certified, cashier's or official bank check) or by Automatic Investment or Telephone Investment may be delayed up to 15 days or until (i) the purchase check or Automatic Investment or Telephone Investment has been honored or (ii) the Agent has received assurances by telephone or in writing from the bank on which the purchase check was drawn or from which the funds for Automatic Investment or Telephone Investment were transferred, satisfactory to the Agent and the Fund, that the purchase check or Automatic Investment or Telephone Investment will be honored. Original Shares so purchased within the prior 15 days will not be redeemed under the check writing redemption procedure and a shareholder must not write a check if (i) it will be presented to the Custodian for payment within 15 days of a purchase of Original Shares by check and (ii) the redemption check would cause the redemption of some or all of those shares. Possible delays in payment of redemption proceeds can be eliminated by using wire payments or Federal Reserve drafts to pay for purchases.

     If the Board of Trustees determines that it would be detrimental to the best interests of the remaining shareholders of any Fund to make payment wholly or partly in cash, that Fund may pay the redemption price in whole or in part by the distribution in kind of securities from the portfolio of the Fund, in lieu of cash, in conformity with applicable rules of the Securities and Exchange Commission. See the Additional Statement for details.

     Each Fund has the right to compel the redemption of shares held in any account if the aggregate net asset value of such shares is less than $500 due to shareholder redemptions. If the Board of Trustees elects to do this, shareholders who are affected will receive prior written notice and will be permitted 60 days to bring their accounts up to the minimum before this redemption is processed.

                    AUTOMATIC WITHDRAWAL PLAN

     If you own or purchase Original Shares of a Fund having a net asset value of at least $5,000 you may establish an Automatic Withdrawal Plan under which you will receive a monthly or quarterly check in a stated amount, not less than $50. If such a plan is established, all dividends and distributions must be reinvested in your shareholder's account. See the Automatic Withdrawal Plan provisions of the Application included in the Prospectus, the Additional Statement under "Automatic Withdrawal Plan" and "Dividend and Tax Information" below.

                     MANAGEMENT ARRANGEMENTS

The Board of Trustees

     The business and affairs of each Fund are managed under the direction and control of its Board of Trustees. The Additional
Statement lists the Funds' Trustees and officers and provides further information about them.

The Advisory Agreements

        Pacific Century Trust ("the Adviser"), a division of the Bank of Hawaii, supervises the investment program of each Fund and the composition of its portfolio. On September 30, 1997, the operations of Hawaiian Trust Company, Ltd., formerly a subsidiary of the Bank of Hawaii, became a division of the Bank of Hawaii and assumed the name Pacific Century Trust.

        The services of the Adviser to each Fund are rendered under an Investment Advisory Agreement between that Fund and the Adviser (together, the "Advisory Agreements") which were most recently approved by each Fund's shareholders on March 22, 1996.

     The Advisory Agreements of the Funds provide, subject to the control of the Board of Trustees, for investment supervision by the Adviser. Under the Advisory Agreements, the Adviser will furnish information as to the Fund's portfolio securities to any provider of fund accounting services to each Fund; will monitor records of each Fund as to the Fund's portfolio, including prices, maintained by such provider of such services; and will supply at its expense, monthly or more frequently as may be necessary, pricing of each Fund's portfolio based on available market quotations using a pricing service or other source of pricing information satisfactory to that Fund. Each Advisory Agreement states that the Adviser shall, at its expense, provide to the Fund all office space and facilities, equipment and clerical personnel necessary for the carrying out of the Adviser's duties under the Advisory Agreement.

     Under each Advisory Agreement, the Adviser pays all compensation of those officers and employees of the Fund and of those Trustees, if any, who are affiliated with the Adviser, provided, however that if any Trustee is an affiliate of the Adviser solely by reason of being a member of its Board of Directors, the Trust may pay compensation to such Trustee, but at a rate no greater than the rate it pays to its other Trustees. Under the Advisory Agreements, each Fund bears the cost of preparing and setting in type its prospectuses, statements of additional information, and reports to its shareholders and the costs of printing or otherwise producing and distributing those copies of such prospectuses, statements of additional information and reports as are sent to its shareholders. Under each Advisory Agreement, all costs and expenses not expressly assumed by the Adviser or by the Administrator under the Fund's Administration Agreement or by the Fund's principal underwriter are paid by the Fund. The Advisory Agreements list examples of such expenses borne by the Funds, the major categories of such expenses being: legal and audit expenses, custodian and transfer agent, or shareholder servicing agent, fees and expenses, stock issuance and redemption costs, certain printing costs, registration costs of the Funds and their shares under Federal and State securities laws, interest, taxes, and non-recurring expenses, including litigation.

        Under the Advisory Agreements, each Fund pays a fee payable monthly and computed on the net asset value of the Fund as of the close of business each business day. For the Cash Fund, the fee is payable at the annual rate of 0.33 of 1% of such net assets up to $325 million, and on net assets above that amount at an annual rate of 0.43 of 1% of such net assets; for each of the Tax-Free Fund and the Government Securities Fund, the annual rate is 0.27 of 1% of such net assets up to a stated amount of net assets and 0.33 of 1% on net assets above that amount. (The amount for the Tax-Free Fund is $95 million and for the Government Securities Fund the amount is $60 million.) However, the total fees which the Funds pay are at the annual rate of 0.50 of 1% of such net assets for the Cash Fund and 0.40 of 1% for the other Funds, since the Administrator also receives a fee from each of the Funds under the applicable Administration Agreement as discussed below. The Adviser and/or Administrator may, in order to attempt to achieve a competitive yield on the shares of a Fund, each waive all or part of either fee.

     The Adviser agrees in each case that its fee shall be reduced, but not below zero, by an amount equal to the pro-rata portion (based upon the aggregate fees of the Adviser and the Administrator) of the amount, if any, by which the total expenses of the Fund in any fiscal year, exclusive of taxes, interest and brokerage fees, shall exceed the lesser of (i) 2.5% of the first $30 million of average annual net assets of the Fund plus 2% of the next $70 million of such assets and 1.5% of its average annual net assets in excess of $100 million, or (ii) 25% of the Fund's total annual investment income.

     The Advisory Agreements contain provisions as to the allocation of the portfolio transactions of each Fund; see the Additional Statement. Under these provisions, the Adviser is authorized to consider sales of the Fund's shares in making this allocation.

The Administration Agreements

     Under Administration Agreements with each Fund (the "Administration Agreements"), Aquila Management Corporation as Administrator, at its own expense, provides office space, personnel, facilities and equipment for the performance of its functions thereunder and as is necessary in connection with the maintenance of the headquarters of the Fund and pays all compensation of the Fund's Trustees, officers and employees who are affiliated persons of the Administrator. The Administration Agreements went into effect November 1, 1993.

     Under the Administration Agreements, subject to the control of the Funds' Board of Trustees, the Administrator provides all administrative services to each Fund other than those relating to its investment portfolio and the maintenance of its accounting books and records. Such administrative services include but are not limited to maintaining books and records (other than accounting books and records) of the Funds, and overseeing all relationships between the Funds and their transfer agent, custodian, legal counsel, auditors and principal underwriter, including the negotiation of agreements in relation thereto, the supervision and coordination of the performance of such agreements, and the overseeing of all administrative matters which are necessary or desirable for effective operation of the Funds and for the sale, servicing or redemption of the Funds' shares. See the Additional Statement for a further description of functions listed in the Administration Agreements as part of such duties.

        Under each Administration Agreement, the Fund pays a fee payable monthly and computed on the net asset value of the Fund at the end of each business day. For the Cash Fund, the fee is payable at the annual rate of 0.17 of 1% of such net assets up to $325 million, and on net assets above that amount at an annual rate of 0.07 of 1% of such net assets; for each of the Tax-Free Fund and the Government Securities Fund, the annual rate is 0.13 of 1% of such net assets up to a stated amount of net assets and
0.07 of 1% on net assets above that amount. (The amount for the Tax-Free Fund is $95 million and for the Government Securities Fund the amount is $60 million.) The Administrator has agreed in each case that its fee shall be reduced, but not below zero, by an amount equal to its pro-rata portion (based upon the aggregate fees of the Adviser and the Administrator) of the amount, if any, by which the total expenses of the Fund in any fiscal year, exclusive of taxes, interest, and brokerage fees, shall exceed the lesser of (i) 2.5% of the first $30 million of average annual net assets of the Fund plus 2% of the next $70 million of such assets and 1.5% of its average annual net assets in excess of $100 million, or (ii) 25% of the Fund's total annual investment income.

Information about the Adviser, the Administrator and the Distributor

        The Adviser is a division of Bank of Hawaii, all of whose shares are owned by Bancorp Hawaii, Inc. ("Bancorp") and Bank of Hawaii's directors (each of whom owns qualifying shares as required by Hawaii law). Bancorp is a bank holding company registered under the Bank Holding Company Act of 1956, as amended, and its common stock is registered under the Securities Exchange Act of 1934 and is listed and traded on the New York Stock Exchange. Bancorp files annual and periodic reports with the Securities and Exchange Commission which are available for public inspection. See the Additional Statement as to the legality, under the Federal banking laws, of the Adviser's acting as the Funds' investment adviser.

        The Funds' Administrator is founder of, and administrator to, the Aquilasm Group of Funds, which consists of tax-free municipal bond funds, two equity funds and money market funds. As of March 31, 1998, these funds had aggregate assets of approximately $2.9 billion, of which approximately $900 million consisted of assets of money market funds. The Administrator, which was founded in 1984, is controlled by Mr. Lacy B. Herrmann (directly, through a trust and through share ownership by his wife). See the Additional Statement for information on Mr. Herrmann and these arrangements.

        For each Fund's fiscal year ended March 31, 1998, under its Advisory Agreement and its Administration Agreement, the Cash Fund, the Tax-Free Fund and the Government Securities Fund paid or accrued to the Adviser fees of $1,791,797, $271,071 and $588,596, respectively, and paid or accrued to the Administrator fees of $669,595, $125,970 and $168,490, respectively.

     The Distributor currently handles the distribution of the shares of fourteen funds (five money market funds, seven tax-free municipal bond funds and two equity funds), including the Funds. Under Distribution Agreements with the Funds, the Distributor is responsible for the payment of certain printing and distribution costs relating to prospectuses and reports as well as the costs of supplemental sales literature, advertising and other promotional activities.

        At the date of this Prospectus, there is a proposed transaction whereby all of the shares of the Distributor, which are currently owned 75% by Mr. Herrmann and 25% by Diana P. Herrmann, will be owned by certain directors and/or officers of the Administrator and/or the Distributor, including Mr. Herrmann and Ms. Herrmann.

                  DIVIDEND AND TAX INFORMATION

     All of the Funds' net income for dividend purposes (see below) will be declared daily as dividends; see "When Shares Are Issued and Dividends Are Declared on Them" under "How to Invest in the Funds" for information as to when dividends on Original Shares are declared. Dividends are paid within a week before or after the end of each month and invested in additional shares at net asset value on the payable date, or, at your election, paid in cash by check. This election may be made in the Application or by subsequent written notice to the Agent. You may also elect to have dividends deposited without charge by electronic funds transfers into an account at a Financial Institution which is a member of the Automated Clearing House by completing a Ready Access Features form. If you redeem all of your Original Shares you will be credited on the redemption payment date with the amount of all dividends declared for the month through the date of redemption, or through the day preceding the date of redemption in the case of shares on which income dividends were declared on the same day on which the shares were issued.

     You will receive monthly a summary of your account, including information as to dividends paid during the month and the shares credited to the account through reinvestment of dividends.

     Daily dividends for a Fund will be calculated as follows: the net income for dividend purposes will be calculated immediately prior to the calculation of net asset value and will include accrued interest and original issue and market discount earned since the last valuation, less the estimated expenses of the Fund (including expenses allocable to each particular class of shares) and amortized original issue and market premium for the period. However, the calculation of the dividend could change under certain circumstances under the procedures adopted by the Board of Trustees relating to "amortized cost" valuation; see the Additional Statement.

     Dividends paid by each Fund with respect to Original Shares and Service Shares will be calculated in the same manner, at the same time, on the same day, and will be in the same amount except that any class expenses (including payments made by Service Shares under the Distribution Plan) will be borne exclusively by that class. Dividends on Original Shares are expected generally to be higher than those on Service Shares because expenses allocated to Service Shares will generally be higher.

     Dividends so paid will be taxable to shareholders as ordinary income (except as described in "Tax Information Concerning the Tax-Free Fund" below), even though reinvested, unless the net income, computed as above, exceeds "earnings and profits," as determined for tax purposes; this could occur because net income as so determined will include certain unrealized appreciation and discount which is not included for tax purposes. If dividends exceed a shareholder's ratable share of "earnings and profits," the excess will reduce the cost or other tax basis for his or her shares; any reduction which would otherwise result in a negative basis will cause the basis to be reduced to zero, with any remaining amount being taxed as capital gain. The dividends paid by the Funds will not be eligible for the 70% dividends received deduction for corporations. Statements as to the tax status of each investor's dividends will be mailed annually.

     It is possible but unlikely that a Fund may have realized long-term capital gains or losses in a year. If it has any net long-term gains realized through October 31st of a year, it will pay a capital gains distribution after that date. It may also pay a supplemental distribution after the end of its fiscal year. Any capital gains distribution will be taxed at the same rate as ordinary income, except that for individuals, trusts and estates the maximum tax rate on capital gains distributions is 28% even if the applicable rate on ordinary income for such taxpayers is higher than 28%.

     Each Fund will be required to withhold, subject to certain exemptions, at a rate of 31% on dividends paid or credited to shareholders and on redemption proceeds, if a correct Taxpayer Identification Number, certified when required, is not on file with it.

     Each Fund, during its last fiscal year, qualified and intends to continue to qualify under subchapter M of the Internal
Revenue Code; if so qualified it will not be liable for Federal income taxes on amounts distributed by the Fund.

Tax Information Concerning the Tax-Free Fund

     The Tax-Free Fund seeks to pay "exempt-interest dividends." In the case of the Tax-Free Fund, these are dividends derived from net income received by the Tax-Free Fund on its Municipal Obligations, provided that, as the Tax-Free Fund intends, at least 50% of the value of its assets is invested in tax-exempt obligations. Such dividends are exempt from regular Federal income tax. Classification of dividends as exempt-interest or non-exempt-interest is made by one designated percentage applied uniformly to all income dividends made during the Tax-Free Fund's tax year. Such designation will normally be made in the first month after the end of each of the Tax-Free Fund's fiscal years as to income dividends paid in the prior year. The percentage of income designated as tax-exempt for any particular dividend may be different from the percentage of the Tax-Free Fund's income that was tax-exempt during the period covered by the dividend.

     A shareholder receiving a dividend from net interest income earned by the Tax-Free Fund from one or more of (i) Taxable Obligations and (ii) income from repurchase agreements and securities loans, treats the dividend as a receipt of ordinary income in the computation of the shareholder's gross income regardless of whether it is reinvested in Tax-Free Fund shares; such dividends and capital gains distributions are not included in exempt-interest dividends.

     Under the Code, interest on loans to purchase or carry shares of the Tax-Free Fund may not be deducted for Federal tax purposes unless the Tax-Free Fund realizes taxable income, in which case interest would be deductible in proportion to the Tax-Free Fund's taxable income. In addition, under rules used by the Internal Revenue Service for determining when borrowed funds are deemed used for the purpose of purchasing or carrying particular assets, the purchase of shares of the Tax-Free Fund may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of shares. Moreover, the receipt of tax-exempt dividends from the Tax-Free Fund by an individual shareholder may result in some portion of the social security payments or railroad retirement benefits received by the shareholder or the shareholder's spouse being included in taxable income. Furthermore, persons who are "substantial users" (or persons related thereto) of facilities financed by industrial development bonds or private activity bonds should consult their own tax advisers before purchasing shares.

     While interest from all Municipal Obligations is tax-exempt under the Code for purposes of computing the regular tax, interest from so-called private activity bonds issued after August 7, 1986 constitutes a tax preference for both individuals and corporations and thus will enter into a computation of the alternative minimum tax. Whether or not that computation will result in a tax will depend on the entire content of the taxpayer's return. The Tax-Free Fund will not invest in the types of Municipal Obligations which would give rise to interest that would be subject to alternative minimum taxation if more than 20% of its assets would be so invested, and may refrain from investing in that type of Municipal Obligation completely. The 20% limit is a fundamental policy of the Tax-Free Fund. Corporations receiving exempt-interest dividends from the Tax-Free Fund are subject to additional provisions applying the alternative minimum tax.

Hawaiian Tax Information

        The Tax-Free Fund, and dividends and distributions made by the Tax-Free Fund to Hawaii residents, will generally be treated for Hawaii income tax purposes in the same manner as they are treated under the Code for Federal income tax purposes. Under Hawaii law, however, interest derived from obligations of states (and their political subdivisions) other than Hawaii will not be exempt from Hawaii income taxation. (Interest derived from bonds or obligations issued by or under the authority of the following is exempt from Hawaii income taxation: Guam, Northern Mariana Islands, Puerto Rico, and the Virgin Islands.) For the calendar years 1997, 1996 and 1995, the percentage of the Tax-Free Fund's dividends exempt from State of Hawaii income taxes was 44.9%, 41.3% and 34.8%, respectively, which should not be considered predictive of future results.

     Interest on Hawaiian Obligations, tax-exempt obligations of states other than Hawaii and their political subdivisions, and obligations of the United States or its possessions is not exempt from the Hawaii Franchise Tax. This tax applies to banks, building and loan associations, financial service loan companies, financial corporations, and small business investment companies.

     Persons or entities who are not Hawaii residents should not be subject to Hawaii income taxation on dividends and distributions made by the Tax-Free Fund but may be subject to other state and local taxes.

    Hawaiian Tax Information Concerning the Government Securities
Fund

        The Director of Taxation of Hawaii has stated to the Government Securities Fund that dividends paid by a regulated investment company from interest it receives on United States Government obligations will be exempt from State of Hawaii income tax. For the calendar years 1997, 1996 and 1995, the percentage of the Government Securities Fund's dividends exempt from State of Hawaii income taxes was 69.8%, 71.5% and 82.6%, respectively, which should not be considered predictive of future results. Dividends paid from other types of interest (including interest on U.S. Treasury repurchase transactions), and capital gains distributions, if any, will be taxable.

                       EXCHANGE PRIVILEGES

     There are two exchange privileges available to holders of Original Shares of the Funds: the Pacific Capital Exchange
Privilege and the Aquilasm Group Exchange Privilege.

Pacific Capital Exchange Privilege

     Shareholders may exchange their Original Shares in any Fund for Institutional Class shares of any of the existing or future funds (series) of Pacific Capital Funds, each of which represents a different portfolio. As of the date of this Prospectus, the existing funds are Growth Stock Fund, Growth and Income Fund, New Asia Growth Fund Diversified Fixed Income Fund, Tax Free Securities Fund, Tax Free Short Intermediate Securities Fund, U.S. Treasuries Securities Fund and Short Intermediate U.S. Treasury Securities Fund. Each of these funds is referred to in the Prospectus as a "Pacific Capital Fund" and collectively they are referred to as the "Pacific Capital Funds" or the "Pacific Capital Exchange Group." The Adviser acts as investment adviser for the Pacific Capital Funds. All exchanges are subject to certain conditions described below.

Aquilasm Group Exchange Privilege

     Shareholders may exchange their Original Shares of any Fund into certain related tax-free municipal bond funds and two equity funds (the "Aquila Bond and Equity Funds") and money market funds (the "Aquila Money Market Funds"), all of which (the "Aquila Exchange Group") are sponsored by Aquila Management Corporation and Aquila Distributors, Inc., and have the same Administrator and Distributor as the Funds. All exchanges are subject to certain conditions described below. As of the date of this Prospectus, the Aquila Bond and Equity Funds are Hawaiian Tax-Free Trust, Tax-Free Trust of Oregon, Tax-Free Trust of Arizona, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Tax-Free Fund For Utah, Narragansett Insured Tax-Free Income Fund, Aquila Rocky Mountain Equity Fund and Aquila Cascadia Equity Fund; the Aquila Money Market Funds are the Funds, Capital Cash Management Trust and Churchill Cash Reserves Trust. (With respect to exchanges of Original Shares of any Fund into shares of any other Fund, only exchanges for Original Shares of those funds are permitted.)

Terms and conditions of both Exchange Privileges

     The Institutional Class shares of each Pacific Capital Fund have an exchange privilege which allows further exchanges among the Institutional Class shares of each other Pacific Capital Fund at relative net asset values. The Institutional Class shares of each Pacific Capital Fund also have another exchange privilege with certain funds in the Aquila Exchange Group under which their shares and Original Shares of Funds may be exchanged, also without payment of an additional sales charge.

     The funds in the Aquila Exchange Group also have exchange privileges, as described below. Under the exchange privileges of both Exchange Groups, once any applicable sales charge has been paid with respect to exchangeable shares of a fund in one of the Exchange Groups, those shares (and any shares acquired as a result of reinvestment of dividends and/or distributions) may be exchanged any number of times among the other funds of the same Exchange Group without the payment of any additional sales charge. An exchange between the two Exchange Groups will, however, result in the applicable sales charge if the shares of the fund being acquired in the exchange carry a sales charge, unless the shares being exchanged are the Eligible Shares (see below) of that Exchange Group.

     The "Pacific Capital Eligible Shares" of any Pacific Capital Fund are those Institutional shares which were (a) acquired by direct purchase with payment of any applicable sales charge, or which were received in exchange for shares of another Pacific Capital Fund on which any applicable sales charge was paid; (b) acquired with payment of any applicable sales charge by exchange for Original Shares of any Fund; (c) acquired in one or more exchanges between Original Shares of the Funds and shares of the Pacific Capital Funds so long as the Pacific Capital Fund shares were originally purchased as set forth in (a) or (b); or (d) acquired as a result of reinvestment of dividends and/or distributions on Pacific Capital Eligible Shares.

     If you own Pacific Capital Eligible Shares of any Fund, you may exchange them for shares of any Pacific Capital Fund or any Aquila Money Market Fund without payment of any sales charge. The shares received will continue to be Pacific Capital Eligible shares. You may also exchange them for the shares of any Aquila Bond or Equity Fund, but only upon payment of the appropriate sales charges.

The Aquila Group Exchange Privilege

        The Aquila Bond and Equity Funds offer Classes of Shares:
Class A Shares ("Front-Payment Shares") and Class C Shares ("Level-Payment Shares") which can be purchased by anyone and Class Y Shares ("Institutional Class Shares"), which are offered only to institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Some funds also offer Financial Intermediary Class Shares ("Class I Shares"). The Exchange Privilege has different provisions for exchanges for each class.

        (1) Originally purchased Money Market Fund shares.
Shares of a Money Market Fund (and any shares acquired as a result of reinvestment of dividends and/or distributions on these shares) acquired directly in a purchase (or in exchange for Money Market Fund Shares that were themselves directly purchased), rather than in exchange for shares of a Bond or Equity Fund, may be exchanged for shares of any class of any Bond or Equity Fund that the investor is otherwise qualified to purchase, but the shares received in such an exchange will be subject to the same sales charge, if any, that they would have been subject to had they been purchased rather than acquired in exchange for Money Market Fund shares. If the shares received in exchange are shares that would be subject to a contingent deferred sales charge ("CDSC") if purchased directly, the holding period governing the CDSC will run from the date of the exchange, not from the date of the purchase of Money Market Shares.

        (2) CDSCs upon redemptions of shares acquired through exchanges. If you exchange shares of the following categories, no CDSC will be imposed at the time of exchange, but the shares you receive in exchange for them will be subject to the applicable CDSC if you redeem them before the requisite holding period (extended, if required) has expired:

     -    CDSC Class A Shares;

     -    Class C Shares: and

     - Shares of a Money Market Fund that were received in exchange for CDSC Class A Shares or Class C Shares.

        If the shares you redeem would have incurred a CDSC if you had not made any exchanges, then the same CDSC will be imposed upon the redemption regardless the exchanges that have taken place since the original purchase.

        (3) Extension of Holding Periods by owning Money-Market Funds. Any period of 30 days or more during which Money-Market shares received on an exchange of CDSC Class A Shares or Class C Shares are held is not counted in computing the applicable holding period for CDSC Class A Shares or Class C Shares.

        Each Fund, as well as the other Money-Market Funds and Bond or Equity Funds, reserves the right to reject any exchange into its shares, if shares of the fund into which exchange is desired are not available for sale in your state of residence. The Funds may also modify or terminate this exchange privilege at any time. In the case of termination, the Prospectus will be appropriately supplemented. No such modification or termination shall take effect on less than 60 days' written notice to shareholders.

        All exercises of the exchange privilege are subject to the conditions that (i) the shares being acquired are available for sale in your state of residence; and (ii) the aggregate net asset value of the shares surrendered for exchange is at least equal to the applicable minimum investment requirement of the investment company whose shares are being acquired.

     To effect an exchange, you must complete a form which is available from the Distributor, unless you have elected the Telephone Exchange feature on the Application. The exchange will be effected at the relative exchange prices of the shares being exchanged next determined after receipt by the Distributor of a properly completed form or Telephone Exchange request. The exchange prices will be the respective net asset values of the shares (unless a sales charge is to be deducted in connection with an exchange of shares as described above, in which case the exchange price of shares of the Pacific Capital Fund or Aquila Bond or Equity Fund will be its public offering price).

        Dividends paid by the Aquila Money Market Funds are taxable, except to the extent that dividends paid by the Tax-Free Fund (which invests in tax-free municipal obligations) are exempt from regular Federal income tax and Hawaiian income tax, and to the extent that dividends paid by the Government Securities Fund (which invests in U.S. government obligations) are exempt from state income taxes. Dividends paid by the Aquila Rocky Mountain Equity Fund and Aquila Cascadia Equity Fund are taxable. If your state of residence is not the same as that of the issuers of obligations in which a tax-free municipal bond fund or a tax-free money market fund invests, the dividends from that fund may be subject to income tax of the state in which you reside. Accordingly, you should consult your tax adviser before acquiring shares of such a fund under the exchange privilege arrangement.

     An exchange is treated for Federal tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss, depending on the cost or other tax basis of the shares exchanged and the holding period (see the Additional Statement); no representation is made as to the deductibility of any such loss that may occur.

     If you are considering an exchange into one of the funds listed above, you should send for and carefully read its Prospectus.

                       GENERAL INFORMATION

Description of Shares

     The Trust issues three series of shares, each series constituting the shares of a Fund. Each series has separate assets and liabilities and is comprised of two classes of shares:
Original Shares and Service Shares; only Original Shares of the Funds are offered by this Prospectus. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. Each share represents an equal proportionate interest in a Fund. Income, direct liabilities and direct operating expenses of each series will be allocated directly to each series, and general liabilities and expenses, if any, of the Trust will be allocated among the series in a manner acceptable to the Board of Trustees. Certain expenses of a series specifically allocable to a particular class will be borne by that class; the expense of the series not so allocated will be allocated among the classes in a manner acceptable to the Board of Trustees and in accordance with any applicable exemptive order or Rule of the SEC. Upon liquidation of a series, shareholders of each class of the series are entitled to share pro-rata (subject to liabilities, if any, allocated specifically to that class) in the net assets of that series available for distribution to shareholders and upon liquidation of the Trust, the respective series are entitled to share proportionately in the assets available to the Trust after allocation to the various series. If they deem it advisable and in the best interests of shareholders, the Board of Trustees of the Trust may create additional classes of shares (subject to rules and regulations of the Securities and Exchange Commission or by exemptive order) or the Board of Trustees may, at its own discretion, create additional series of shares, each of which may have separate assets and liabilities (in which case any such series will have a designation including the word "Series"). See the Additional Statement for further information about possible additional classes or series. Shares are fully paid and non-assessable, except as set forth under the caption "General Information" in the Additional Statement; the holders of shares have no pre-emptive or conversion rights.

   The Year 2000

        Like other financial and business organizations, the Funds could be adversely affected if computer systems the Funds relies on do not properly process date-related information and data involving the year 2000 and after. The Administrator is taking steps that it believes are reasonable to address this problem in its own computer systems and to obtain assurances that comparable steps are being taken by the other major service providers to the Funds. The Administrator has also requested the Funds's portfolio manager to attempt to evaluate the potential impact of this problem on the issuers of securities in which the Funds invests. At this time there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds.

Voting Rights

     At any meeting of shareholders, shareholders are entitled to one vote for each dollar of net asset value (determined as of the record date for the meeting) represented by the shares held (and proportionate fractional votes for fractional dollar amounts). Shareholders will vote on the election of Trustees and on other matters submitted to the vote of shareholders. No amendment may be made to the Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of the Trust. The Trust may be terminated (i) upon the sale of its assets to another issuer, or (ii) upon liquidation and distribution of the assets of the Trust, in either case if such action is approved by the vote of the holders of a majority of the outstanding shares of each series. If not so terminated, the Trust will continue indefinitely. Rule 18f-2 under the Investment Company Act of 1940 provides that matters submitted to shareholders be approved by a majority of the outstanding voting securities of each series, unless it is clear that the interests of each series in the matter are identical or the matter does not affect a series. However, the rule exempts the selection of accountants and the election of Trustees from the separate voting requirement. Classes do not vote separately except that, as to matters exclusively affecting one class (such as the adoption or amendment of class-specific provisions of the Distribution Plan), only shares of that class are entitled to vote.

Description of Classes

     As stated above, each Fund has two classes of shares:
Original Shares, which are offered by this Prospectus, and Service Shares. Potential investors in Original Shares may also be eligible to purchase Service Shares, which are offered in a separate prospectus that may be obtained by contacting the transfer agent of the Funds at the address or telephone number(s) given on the front cover of this Prospectus.

     Original Shares include all currently outstanding shares of the Funds that were issued prior to January 20, 1995, the date on which the capital structure of the Funds was changed to include two classes rather than one. Original Shares are sold solely to
(1) financial institutions for their own account or for the investment of funds for which they act in a fiduciary, agency, investment advisory or custodial capacity; (2) persons entitled to exchange into such shares under the Funds' exchange privilege; and (3) shareholders of record on January 20, 1995, the date on which the Funds first offered two classes of shares.

     Under each Fund's Distribution Plan, the Fund pays certain fees to "Service Organizations," that are borne only by the Services Shares; no payments under the Distribution Plan are borne by Original Shares. For this reason, dividends on the two classes generally will differ. In addition, certain other expenses directly attributable to a particular class of shares may be allocated, in the discretion of the Board of Trustees, solely to that class; such action would also differentially affect dividends on the two classes.

     A financial institution that holds Original Shares of a Fund on behalf its clients receives no compensation from the Fund for any services it provides in connection with those shares, although it may receive compensation from its clients and/or from the Administrator out of the Administrator's own resources. Accordingly, any compensation that a financial institution may receive for services provided in connection with Original Shares may be expected to differ both as to source and amount from that received in connection with Service Shares.

[LOGO]                         Application for
       The Pacific Capital Funds of Cash Assets Trust - Original Shares
                Please complete steps 1 through 4 and mail to:
                                PFPC Inc.
                  400 Bellevue Parkway, Wilmington, DE 19809
                         Tel.# 1-800-255-2287



STEP 1
A. ACCOUNT REGISTRATION

___Individual  Use line 1
___Joint Account*  Use lines 1&2
___For a Minor  Use line 3
___For Trust, Corporation,
   Other Organization or
   any Fiduciary capacity
   Use line 4
 * Joint Accounts will be Joint
   Tenants with rights of survivorship
   unless otherwise specified.
** Uniformed Gifts/Transfers
   to Minors Act.

Please type or print name exactly as account is to be registered

1._____________________________________________________________________
  First Name  Middle Initial  Last Name   Social Security Number

2._____________________________________________________________________
  First Name  Middle Initial  Last Name   Social Security Number

3._____________________________________________________________________
  Custodian's First Name    Middle Initial    Last Name

Custodian for_________________________________________________________
              Minor's First Name    Middle Initial   Last Name
Under the________________ UGTMA**_____________________________________
          Name of State              Minor's Social Security Number

4._____________________________________________________________________

  _____________________________________________________________________
  (Name of Corporation or Organization. If a Trust, include the name(s) of Trustees in which account will be registered and the name and date of the Trust Instrument. Account for a Pension or Profit Sharing Plan or Trust may be registered in the name of the Plan or Trust itself.)

  ______________________________________________________________________
  Tax I.D. Number       Authorized Individual            Title


B. MAILING ADDRESS AND TELEPHONE NUMBER

  ______________________________________________________________________
  Street or PO Box                    City
  _________________________________     (____)__________________________
  State                    Zip           Daytime Phone Number

  Occupation:______________________  Employer:__________________________

  Employer's Address:___________________________________________________
                     Street Address:      City          State   Zip

  Citizen or resident of: ___ U.S. Other___ ______ Check here ___ if you are a non-U.S. Citizen or resident and not subject to back-up withholding (See certification in Step 4, Section B, below.)


C. INVESTMENT DEALER OR BROKER:
   (Important - to be completed by Dealer or Broker)

   ________________________________  _________________________________
   Dealer Name                          Branch Number

   ________________________________ _________________________________
   Street Address                       Rep.Number/Name

   ________________________________ (_______)________________________
   City           State     Zip      Area Code    Telephone



STEP 2
PURCHASES OF SHARES

A. INITIAL INVESTMENT

  ___ Pacific Capital Cash Assets Trust (810)
  ___ Pacific Capital Tax-Free Cash Assets Trust (820)
  ___ Pacific Capital U.S. Government Securities Cash Assets Trust (830)

  1) ___ By Check
  2) ___ By Wire

  1) By Check: Make check payable to either: Pacific Capital
  Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust, or Pacific Capital U.S. Government Securities Cash Assets Trust

  Amount of investment $ ____________ Minimum initial investment $1,000

                             OR
  2) By Wire*:

 $______________________________    From_______________________________
                                        Name of Financial Institution
  _________________________________     _______________________________
  Financial Institution Account No.     Branch, Street or Box#

  On_______________________________    ________________________________
             (Date)                     City         State   Zip

* NOTE: To insure prompt and proper crediting to your account, if you choose this method of payment you should first telephone the Agent (800-255-2287 toll free) and then instruct your Financial Institution to wire funds as indicated below for the appropriate Fund:

Wire Instructions:
PNC Bank, N A
ABA No. 0310-0005-3
CR A/C 04-01787

For further credit to (specify the Fund you are investing in)
    Pacific Capital Cash Assets Trust (Original Shares) A/C 85-0216-4589 Pacific Capital Tax-Free Cash Assets Trust (Original Shares)
      A/C 85-0216-4626
    Pacific Capital U.S. Government Securities Cash Assets Trust
      (Original Shares) A/C 85-0216-4714

Please include account name(s) and number (if an existing account) or the name(s) in which the investment is to be registered (if a new account).

           (A FINANCIAL INSTITUTION IS A COMMERCIAL BANK,
                  SAVINGS BANK OR CREDIT UNION.)


B. DIVIDENDS

   ALL INCOME DIVIDENDS ARE AUTOMATICALLY REINVESTED IN ADDITIONAL SHARES AT NET ASSET VALUE UNLESS OTHERWISE INDICATED BELOW.

   Dividends are to be:___ Reinvested or ___Paid in cash*

   * FOR CASH DIVIDENDS, PLEASE CHOOSE ONE OF THE FOLLOWING OPTIONS:

   ___Deposit directly into my/our Financial Institution account.
   ATTACHED IS A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK showing the Financial Institution account where I/we would like you to deposit the dividend.

   ___ Mail check to my/our address listed in Step 1B.



STEP 3
SPECIAL FEATURES

A. AUTOMATIC INVESTMENT PROGRAM
   (Check appropriate box)
   ___ Yes ___No

   This option provides you with a convenient way to have amounts automatically drawn on your Financial Institution account and invested in your account. To establish this program, please complete Step 4, Sections A & B of this Application.

   I/We wish to make regular monthly investments of $______ (minimum $50) on the ___ 1st day or ___ 16th day of the month (or on the first business day after that date).

      (YOU MUST ATTACH A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK)


B. TELEPHONE INVESTMENT
   (Check appropriate box)
   ___ Yes ___No

   This option provides you with a convenient way to add to your account (minimum $50 and maximum $50,000) at any time you wish by simply calling the Agent toll-free at 1-800-255-2287. To establish this program, please complete Step 4, Sections A & B of this Application.

      (YOU MUST ATTACH A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK)


C. AUTOMATIC WITHDRAWAL PLAN
   (Minimum investment $5,000)

   Application must be received in good order at least 2 weeks prior to 1st actual liquidation date.
   (Check appropriate box)
   ___ Yes ___No

      Please establish an Automatic Withdrawal Plan for this account, subject to the terms of the Automatic Withdrawal Plan Provisions set forth below. To realize the amount stated below, the Agent is authorized to redeem sufficient shares from this account at the then current Net Asset Value, in accordance with the terms below:

   Dollar Amount of each withdrawal $____________ beginning_______________
                                Minimum:$50            Month/Year

           Payments to be made: ___ Monthly or ___ Quarterly

      Checks should be made payable as indicated below. If check is payable to a Financial Institution for your account, indicate
   Financial Institution name, address and your account number.

_______________________________________     __________________________
First Name   Middle Initial   Last Name     Financial Institution Name

_______________________________________     __________________________
Street                                      Financial Institution
                                               Street Address

_______________________________________     __________________________
 City                  State       Zip       City        State     Zip

                                      ____________________________________
                                      Financial Institution Account Number


D. TELEPHONE EXCHANGE
   (Check appropriate box)
   ___ Yes ___ No

This option allows you to effect exchanges among accounts in your name within the Aquilasm Group of Funds and Pacific Capital Funds by telephone.
TO MAKE A TELEPHONE EXCHANGE, CALL THE AGENT AT 1-800-255-2287

   The Agent is authorized to accept and act upon my/our or any other person's telephone instructions to execute the exchange of shares with identical shareholder registration in the manner described in the Prospectus. Except for gross negligence in acting upon such telephone instructions to execute an exchange, and subject to the conditions set forth herein, I/we understand and agree to hold harmless the Agent, each of the Aquila Funds and Pacific Capital Funds, and their respective officers, directors, trustees, employees, agents and affiliates against any liability, damage, expense, claim or loss, including reasonable costs and attorney's fees, resulting from acceptance of, or acting or failure to act upon, this Authorization.


E. EXPEDITED REDEMPTION
  (Check appropriate box)
  ___Yes ___ No

  The proceeds will be deposited to your Financial Institution account listed.

  TO MAKE AN EXPEDITED REDEMPTION, CALL THE AGENT AT 1-800-255-2287

   Cash proceeds in any amount from the redemption of shares will be mailed or wired, whenever possible, upon request, if in an amount of $1,000 or more to my/our account at a Financial Institution. The
Financial Institution account must be in the same name(s) as this Trust account is registered.

    (YOU MUST ATTACH A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK)

________________________________  ___________________________________
Account Registration              Financial Institution Account Number
________________________________  ___________________________________
Financial Institution Name        Financial Institution Transit/Routing
                                                                Number
________________________________  ___________________________________
   Street                               City          State     Zip


F. CHECKING ACCOUNT SERVICE
   (Check appropriate box)
   ___ Yes ___ No

      Please open a redemption checking account at PNC Bank, N A, in my (our) name(s) as registered and send me (us) a supply of checks. I (we) understand that this checking account will be subject to the rules and regulations of PNC Bank, N.A., pertaining thereto and as amended from time to time. For joint account: Check here whether either owner ___ is authorized, or all owners ___ are required to sign checks. IF NO BOX IS CHECKED, TWO SIGNATURES WILL BE REQUIRED ON JOINT ACCOUNTS.



STEP 4 Section A
DEPOSITORS AUTHORIZATION TO HONOR DEBITS

       IF YOU SELECTED AUTOMATIC INVESTMENT OR TELEPHONE INVESTMENT
                 YOU MUST ALSO COMPLETE STEP 4, SECTIONS A & B.

I/We authorize the Financial Institution listed below to charge to my/our account any drafts or debits drawn on my/our account initiated by the Agent, PFPC Inc., and to pay such sums in accordance therewith, provided my/our account has sufficient funds to cover such drafts or debits. I/We further agree that your treatment of such orders will be the same as if I/we personally signed or initiated the drafts or debits.

I/We understand that this authority will remain in effect until you receive my/our written instructions to cancel this service. I/We also agree that if any such drafts or debits are dishonored, for any reason, you shall have no liabilities.

Financial Institution Account Number______________________________________

Name and Address
where my/our account     Name of Financial Institution____________________
is maintained            Street Address___________________________________
                         City______________________State_____ Zip_________

Name(s) and
Signature(s) of           _______________________________
Depositor(s) as they           (Please Print)
appear where account     X_______________________________     __________
is registered                    (Signature)                  (Date)

                         ________________________________
                                (Please Print)
                         X_______________________________     __________
                                  (Signature)                 (Date)



                           INDEMNIFICATION AGREEMENT

To: Financial Institution Named Above

So that you may comply with your depositor's request, Aquila
Distributors, Inc. (the "Distributor") agrees:

1 Electronic Funds Transfer debit and credit items transmitted pursuant to the above authorization shall be subject to the provisions of the Operating Rules of the National Automated Clearing House Association.

2 To indemnify and hold you harmless from any loss you may suffer in connection with the execution and issuance of any electronic debit in the normal course of business initiated by the Agent (except any loss due to your payment of any amount drawn against insufficient or uncollected funds), provided that you promptly notify us in writing of any claim against you with respect to the same, and further provided that you will not settle or pay or agree to settle or pay any such claim without the written permission of the Distributor.

3 To indemnify you for any loss including your reasonable costs and expenses in the event that you dishonor, with or without cause, any such electronic debit.



STEP 4 Section B
SHAREHOLDER AUTHORIZATION/SIGNATURE(S) REQUIRED

  The undersigned warrants that he/she has full authority and is of legal age to purchase shares of the Trust and has received and read a current Prospectus of the Trust and agrees to its terms.

  I/We authorize the Trust and its agents to act upon these instructions for the features that have been checked.

  I/We acknowledge that in connection with an Automatic Investment or Telephone Investment, if my/our account at the Financial Institution has insufficient funds, the Trust and its agents may cancel the purchase transaction and are authorized to liquidate other shares or fractions thereof held in my/our Trust account to make up any deficiency resulting from any decline in the net asset value of shares so purchased and any dividends paid on those shares. I/We authorize the Trust and its agents to correct any transfer error by a debit or credit to my/our Financial Institution account and/or Trust account and to charge the account for any related charges.

  The Trust, the Agent and the Distributor and their Trustees, directors, employees and agents will not be liable for acting upon instructions believed to be genuine, and will not be responsible for any losses resulting from unauthorized telephone transactions if the Agent follows reasonable procedures designed to verify the identity of the caller. The Agent will request some or all of the following information: account name and number; name(s) and social security number registered to the account and personal identification; the Agent may also record calls. Shareholders should verify the accuracy of confirmation statements immediately upon receipt. Under penalties of perjury, the undersigned whose Social Security (Tax I.D.) Number is shown above certifies (i) that Number is my correct taxpayer identification number and (ii) currently I am not under IRS notification that I am subject to backup withholding (line out (ii) if under notification). If no such Number is shown, the undersigned further certifies, under penalties of perjury, that either (a) no such Number has been issued, and a Number has been or will soon be applied for; if a Number is not provided to you within sixty days, the undersigned understands that all payments (including liquidations) are subject to 31% withholding under federal tax law, until a Number is provided and the undersigned may be subject to a $50 I.R.S. penalty; or (b) that the undersigned is not a citizen or resident of the U.S.; and either does not expect to be in the U.S. for more than 183 days during each calendar year and does not conduct a business in the U.S. which would receive any gain from the Trust, or is exempt under an income tax treaty.

NOTE: ALL REGISTERED OWNERS OF THE ACCOUNT MUST SIGN BELOW.
FOR A TRUST, ALL TRUSTEES MUST SIGN.*

______________________________    __________________________  __________
Individual (or Custodian)          Joint Registrant, if any    Date
______________________________    __________________________  __________
Corporate Officer, Partner,                 Title              Date
Trustee, etc.

* For Trust, Corporations or Associations, this form must be accompanied by proof of authority to sign, such as a certified copy of the corporate resolution or a certificate of incumbency under the trust instrument.


SPECIAL INFORMATION

  Certain features (Automatic Investment, Telephone Investment, Expedited Redemption and Direct Deposit of Dividends) are effective 15 days after this form is received in good order by the Trust's Agent.

  You may cancel any feature at any time, effective 3 days after the Agent receives written notice from you.

  Either the Trust or the Agent may cancel any feature, without prior notice, if in its judgment your use of any feature involves unusual effort or difficulty in the administration of your account.

  The Trust reserves the right to alter, amend or terminate any or all features or to charge a service fee upon 30 days' written notice to shareholders except if additional notice is specifically required by the terms of the Prospectus.


BANKING INFORMATION

  If your Financial Institution account changes, you must complete a Ready Access features form which may be obtained from Aquila Distributors at 1-800-228-7496 and send it to the Agent together with a "voided" check or pre-printed deposit slip from the new account. The new Financial Institution change is effective in 15 days after this form is received in good order by the Trust's Agent.

INVESTMENT ADVISER
Pacific Century Trust
a division of
Bank of Hawaii
111 South King Street
Honolulu, Hawaii 96813

ADMINISTRATOR
Aquila Management Corporation
380 Madison Avenue, Suite 2300
New York, New York 10017

TRUSTEES
Lacy B. Herrmann, Chairman
Vernon R. Alden
Arthur K. Carlson
William M. Cole
Thomas W. Courtney
Richard W. Gushman, II
Stanley W. Hong
Theodore T. Mason
Russell K. Okata
Douglas Philpotts
Oswald K. Stender

OFFICERS
Lacy B. Herrmann, President
Diana P. Herrmann, Senior Vice President
Charles E. Childs, III, Senior Vice President
Sherri Foster, Vice President
Rose F. Marotta, Chief Financial Officer
Richard F. West, Treasurer
Edward M.W. Hines, Secretary

DISTRIBUTOR
Aquila Distributors, Inc.
380 Madison Avenue, Suite 2300
New York, New York 10017


TRANSFER AND SHAREHOLDER SERVICING AGENT
PFPC Inc.
400 Bellevue Parkway
Wilmington, Delaware 19809


CUSTODIAN
Bank One Trust Company, N.A.
100 East Broad Street
Columbus, Ohio 43271

INDEPENDENT AUDITORS
KPMG Peat Marwick LLP
345 Park Avenue
New York, New York 10154

COUNSEL
Hollyer Brady Smith Troxell
   Barrett Rockett Hines & Mone LLP
551 Fifth Avenue
New York, New York 10176


TABLE OF CONTENTS

Highlights
Table of Expenses
Financial Highlights
Introduction
Investment Of The Funds' Assets
The Cash Fund And Its Investments
The Tax-Free Fund And Its Investments
The Government Securities Fund And Its Investments
Net Asset Value Per Share
How To Invest In The Funds
How To Redeem Your Investment
Automatic Withdrawal Plan
Management Arrangements
Dividend And Tax Information
Exchange Privileges
General Information
Application


The Pacific Capital Funds
         of
  Cash Assets Trust

Pacific Capital Cash Assets Trust
Pacific Capital Tax-Free Cash Assets Trust
Pacific Capital U.S. Government Securities Cash Assets Trust

A cash management
investment

[LOGO]

PROSPECTUS

Original Shares

                    The Pacific Capital Funds
                               of
                        Cash Assets Trust

                 380 Madison Avenue, Suite 2300
                    New York, New York 10017
                  800-CATS-4-YOU (800-228-7496)
                          212-697-6666

Service Shares                                         Prospectus
                                                July 31, 1998

   Cash Assets Trust (the "Trust") is a professionally managed, diversified, open-end investment company consisting of three separate funds: Pacific Capital Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust and Pacific Capital U.S. Government Securities Cash Assets Trust (each a "Fund" and collectively, the "Funds").

     There are two classes of shares of each of the Funds:
"Service Shares" and "Original Shares"; see "General Information
- Description of Classes." Only Service Shares are offered by this Prospectus. Service shares of the Funds may be purchased and redeemed at their next determined net asset value, which is normally the constant price of $1.00 per share; see "Net Asset Value Per Share." Purchases are made without any sales charge through Aquila Distributors, Inc., which is the exclusive Distributor of the Funds' shares. Although Service Shares are offered principally to customers of banks and other institutions that typically are compensated by service or distribution fees paid by the mutual funds sold to their customers, they are also available to the general public. See "How to Invest in the Funds" and "How to Redeem Your Investment."

        This Prospectus concisely states information about the three Funds that you should know before investing in Service Shares. A Statement of Additional Information about the Funds dated July 31, 1998 (the "Additional Statement") has been filed with the Securities and Exchange Commission and is available without charge upon written request to the Funds' Shareholder Servicing Agent, at the address given below, or by calling the telephone number(s) given below. The Additional Statement contains information about the three Funds and their management not included in the Prospectus. The Additional Statement is incorporated by reference in its entirety in this Prospectus. Only when you have read both the Prospectus and the Additional Statement are all the material facts about the Funds available to you.

     AN INVESTMENT IN ANY OF THE FUNDS IS NEITHER INSURED NOR
GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT
THE FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF
$1.00 PER SHARE.

        SHARES OF THE FUNDS ARE NOT DEPOSITS IN, OBLIGATIONS OF OR GUARANTEED OR ENDORSED BY PACIFIC CENTURY TRUST, (THE "ADVISER"), BANK OF HAWAII OR ITS BANK OR NON-BANK AFFILIATES OR BY ANY OTHER BANK. SHARES OF THE FUNDS ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY OR GOVERNMENT SPONSORED AGENCY OF THE FEDERAL GOVERNMENT OR ANY STATE.

     AN INVESTMENT IN ANY OF THE FUNDS INVOLVES INVESTMENT RISKS,
INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

      For Purchase, Redemption or Account inquiries contact the Funds' Shareholder Servicing Agent:

               PFPC Inc.
               400 Bellevue Parkway
               Wilmington, DE 19809

                   Call 800-255-2287 toll free
           For General Inquiries & Yield Information,
           Call 800-228-7496 toll free or 212-697-6666

This Prospectus Should Be Read and Retained For Future Reference

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                           HIGHLIGHTS

     For your convenience, important matters pertaining solely to a single Fund are displayed in a distinctive manner below;
however, to obtain all information about that Fund, you must read the entire Prospectus.

     The Pacific Capital Funds of Cash Assets Trust are these three separate money-market funds:

     Pacific Capital Cash Assets Trust (the "Cash Fund") is a general purpose money market mutual fund which invests in short-term "money market" securities.

     Pacific Capital Tax-Free Cash Assets Trust (the "Tax-Free
Fund") is a tax-exempt money market mutual fund which invests in short-term tax-exempt "money market" securities.

        Pacific Capital U.S. Government Securities Cash Assets Trust (the " Government Securities Fund") is a money market mutual fund which invests exclusively in short-term direct obligations of the United States Treasury, in other obligations issued or guaranteed by agencies or instrumentalities of the United States Government (with remaining maturities of one year or less) and certain repurchase agreements secured by U.S. government securities. Shares of the Government Securities Fund are not guaranteed or insured by the United States
Government.

     All investments must meet specific quality, maturity and diversification standards. (See "Investment of the Funds'
Assets.")

     Initial Investment - You may open your account in any Fund with any purchase of $1,000 or more. There is no sales charge. An
Application is in the back of the Prospectus. (See "How to Invest in the Funds.")

     Additional Investments - There is no minimum on additional investments and they can be made at any time.

     Monthly Income - The securities in which the Funds invest earn interest which is declared daily as dividends. Dividends are paid monthly on or about the last day of each month. At your choice, dividends are paid by check mailed to you, directly deposited into your financial institution account or automatically reinvested without sales charge in additional Service Shares. (See "Dividend and Tax Information.")

     Many Different Issues - Even a small investment in any Fund allows an investor to have the advantages of a portfolio which consists of a large number of issues. (See "Investment of the Funds' Assets.")

     Exchanges - You may exchange Service Shares of any Fund into other money market funds and certain bond and equity funds. (See
"Exchange Privileges.")

        Portfolio Management - Pacific Century Trust, a division of the Bank of Hawaii serves as the Funds' Investment Adviser, providing experienced professional management of each Fund's investments. The Cash Fund pays monthly fees to the Adviser and to the Administrator at a total rate of 0.50 of 1% of average annual net assets. The Tax-Free Fund and the Government Securities Fund each pay monthly fees to the Adviser and to the Administrator at a total rate of 0.40 of 1% of average annual net assets. (See "Table of Expenses" and "Management
Arrangements.")

     Investment Quality - The Cash Fund invests in commercial paper obligations, U.S. government securities, bank obligations and instruments secured by them, corporate debt obligations, and certain other obligations.

        The Tax-Free Fund invests in municipal obligations which earn interest which is exempt from regular Federal income taxes and a significant portion of those obligations earn interest which is also exempt from regular State of Hawaii income taxes. Dividends paid by the Tax-Free Fund are free of both such taxes to the same extent. It is, however, possible that in certain circumstances, the Federal alternative minimum tax may apply. (See "Dividend and Tax Information.") Under certain circumstances, the Tax-Free Fund may invest a portion of its assets in taxable obligations.

        The Government Securities Fund invests only in U.S.
government securities and certain repurchase agreements secured by U.S. government obligations.

        All of the investments of the Funds must be determined by the Adviser under an applicable rule of the Securities and Exchange Commission to be "Eligible Securities" and to present minimal credit risks. (See "Investment of the Funds' Assets" and "Effect of the Rule on Portfolio Management" thereunder.)

     Constant Share Value - Each Fund's net asset value per share is determined on a daily basis and is normally constant at $1.00 per share except under extraordinary circumstances. (See "Factors Which May Affect the Value of the Funds' Investments and Their Yields.")

     Risk Factors - There can be no assurance that any of the Funds will be able to maintain a stable net asset value of $1.00 per share. (See "Factors Which May Affect the Value of the Funds' Investments and Their Yields.") In addition, there may be risks as to obligations which the Cash Fund and Tax-Free Fund may purchase such as variable amount master demand notes (see "Variable Amount Master Demand Notes" in the Prospectus and Additional Statement) and as to repurchase agreements, in which all Funds may invest (see "Repurchase Agreements" in the Prospectus). The Tax-Free Fund's assets, being significantly invested in Hawaiian issues, are subject to economic and other conditions affecting Hawaii. (See "Risks and Special Considerations Regarding Investment in Hawaiian Obligations.")

     Liquidity - Redemptions - If you invest directly in any Fund rather than through a broker-dealer, bank or other financial intermediary, you may redeem any amount of Service Shares on any business day by telephone, FAX or mail request by using the Funds' Expedited Redemption procedure, with proceeds being sent to a predesignated financial institution. If the amount of your redemption proceeds is $1,000 or more, the proceeds will, wherever possible, be wired or transferred through the facilities of the Automated Clearing House; otherwise they will be mailed. You may also write checks for any purpose in amounts of $500 or more. There are no penalties or redemption fees. See "How to Redeem Your Investment" for these and other redemption methods. If a financial intermediary is the record holder of your Service Shares you must redeem those shares through the intermediary, and the foregoing redemption methods will not apply.

     Statements and Reports - For each Fund in which you invest, you will receive statements of your Service Share account monthly as well as each time you add to your account or take money out.
Additionally, you will receive a Semi-Annual Report and an audited Annual Report.


                          THE PACIFIC CAPITAL FUNDS
                     OF CASH ASSETS TRUST - SERVICE SHARES
                               TABLE OF EXPENSES


                                        Cash    Tax-Free    Government
Shareholder Transaction Expenses        Fund      Fund    Securities Fund(1)

  Maximum Sales Charge
   Imposed on Purchases...........      0%        0%             0%
  Maximum Sales Charge
   Imposed on Reinvested Dividends      0%        0%             0%
  Maximum Deferred Sales Charge...      0%        0%             0%
  Redemption Fees.................      0%        0%             0%
  Exchange Fee....................      0%        0%             0%

Annual Fund Operating Expenses*
(as a percentage of average net assets)

  Investment Advisory Fee........       0.36%     0.27%          0.31%
  12b-1 Fees.....................       0.25%     0.25%          0.25%
  All Other Expenses.............       0.22%     0.28%          0.21%
     Administration Fee..........   0.14%     0.13%          0.09%
     Other Expenses..............   0.08%     0.15%          0.12%
  Total Fund Operating Expenses..       0.83%     0.80%          0.77%


Example+
You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period

                         Cash           Tax-Free    Government
Time Period              Fund           Fund       Securities Fund(1)
  1 year                 $  8           $ 8            $ 8
  3 years                $ 26           $26            $25
  5 years                $ 46           $44            $43
  10 years               $103           $99            $95



(1) On April 1, 1998, the fund, formerly called Pacific Capital U.S. Treasuries Cash Assets Trust, became Pacific Capital U.S. Government Securities Cash Assets Trust.

*Based upon amounts incurred during the most recent fiscal year of each Fund, restated to reflect current arrangements.

The respective rates for the investment advisory fee and the administration fee shown in the table represent the effective rates, taking into consideration the breakpoint in net assets used in the calculation of fees. For the portion of net assets above and below each break point, the aggregate rate of fees is the same but is allocated differently to the Adviser and the Administrator so that Total Fund Operating Expenses shown remains unchanged. (See "Management Arrangements.")

Other expenses for the Cash Fund do not reflect a 0.01% expense offset in custodian fees received for uninvested cash balances. Reflecting this offset, other expenses, all other expenses, and total Fund operating expenses would have been 0.07%, 0.21%, and 0.82%.


+The expense example is based upon an amount at the beginning of each year which includes the prior year's assumed results. A year's results consist of an assumed 5% annual return less operating expenses as shown above; the expense ratio was applied to an assumed average balance
(the year's starting investment plus one-half the year's results). Each column represents the cumulative expenses so determined for the period specified.




THE EXAMPLE ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES; ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE SECURITIES AND EXCHANGE COMMISSION SPECIFIES THAT ALL MUTUAL FUNDS USE THE 5% RATE FOR PURPOSES OF PREPARING THE ABOVE EXAMPLE.

The purpose of the above table is to assist the investor in understanding the various costs and expenses that an investor in Service Shares of each Fund will bear directly or indirectly. (See "Management Arrangements" for a more complete description of the various investment advisory and administration fees.)


                           THE PACIFIC CAPITAL FUNDS
                                      OF
                               CASH ASSETS TRUST
                                SERVICE SHARES
                             FINANCIAL HIGHLIGHTS
               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

     The following table of Financial Highlights has been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon is included with the Funds' financial statements contained in its Annual
Report, which are incorporated by reference into the Additional Statement.
The information provided in the table should be read in conjunction with the financial statements and related notes. On April 1, 1998, the fund, formerly called Pacific Capital U.S. Treasuries Cash Assets Trust, became Pacific Capital U.S. Government Securities Cash Assets Trust.

                                                 CASH FUND

                                           Year Ended March 31,   Period
                                                                  Ended
                                        1998      1997      1996  3/31/95**
Net Asset Value,
 Beginning of Period..............      $1.00     $1.00     $1.00   $1.00
Income from Investment Operations:
 Net investment income............       0.05      0.05      0.05    0.01
Less Distributions:
 Dividends from net investment
 income...........................      (0.05)    (0.05)     0.05   (0.01)
Net Asset Value, End of Period....      $1.00     $1.00     $1.00   $1.00
Total Return (%)..................       4.88      4.62      5.06    0.85+
Ratios/Supplemental Data
 Net Assets, End of Period
  ($ in thousands) ...............      113.4      65.8      32.9     3.5
 Ratio of Expenses to Average
  Net Assets(%)...................       0.82      0.85      0.86    0.83*
 Ratio of Net Investment Income
  to Average Net Assets (%).......       4.78      4.53      4.84    5.26*

Net investment income per share and the ratios of income and expenses to average net assets without the Adviser's and Administrator's voluntary waiver of fees, and for the years 1998, 1997 and 1996, without the offset in custodian fees for invested cash balances, would have been:

Net Investment Income(%)..........       0.05      0.05      0.05
Ratio of Expenses to Average
 Net Assets(%)....................       0.83      0.85      0.86
Ratio of Net Investment Income
 to Average Net Assets(%).........       4.77      4.53      4.84


                                                  TAX-FREE FUND
                                                                   Period
                                        Year  Ended  March 31,     Ended
                                      1998      1997      1996     3/31/95**
Net Asset Value,
 Beginning of Period..............    $1.00     $1.00     $1.00    $1.00
Income from Investment Operations:
 Net investment income............     0.03      0.03      0.03     0.01
Less Distributions:
 Dividends from net investment
 income...........................    (0.03)    (0.03)    (0.03)   (0.01)
Net Asset Value, End of Period....    $1.00     $1.00     $1.00    $1.00
Total Return (%)..................     2.83      2.75      3.11     0.52+
Ratios/Supplemental Data
 Net Assets, End of Period
 ($ in thousands) ..............       37.1      25.5      17.6      1.4
 Ratio of Expenses to Average
  Net Assets(%)...................     0.88      0.80      0.80     0.77*
 Ratio of Net Investment Income
  to Average Net Assets...........     2.79      2.70      2.97     3.22*

Net investment income per share and the ratios of income and expenses to average net assets without the Adviser's and Administrator's voluntary waiver of fees, and for the years 1998, 1997 and 1996, without the offset in custodian fees for invested cash balances, would have been:

Net Investment Income($)..........     0.03      0.03      0.03
Ratio of Expenses to Average
 Net Assets(%)....................     0.88      0.80      0.80
Ratio of Net Investment Income
 to Average Net Assets(%).........     2.79      2.70      2.97



                                        GOVERNMENT SECURITIES FUND
                                                                   Period
                                      Year Ended March 31,         Ended
                                    1998      1997      1996       3/31/95**
Net Asset Value,
 Beginning of Period..............  $1.00     $1.00     $1.00      $1.00
Income from Investment Operations:
 Net investment income............   0.05      0.04      0.05       0.01
Less Distributions:
 Dividends from net investment
 income...........................  (0.05)    (0.04)    (0.05)     (0.01)
Net Asset Value, End of Period....  $1.00     $1.00     $1.00      $1.00
Total Return(%)...................   4.69      4.50      4.94       0.94+
Ratios/Supplemental Data
 Net Assets, End of Period
  ($ in thousands) ...............  149.9      83.4      11.8       0.50
 Ratio of Expenses to Average
  Net Assets(%)...................   0.79      0.77      0.79       0.85*
 Ratio of Net Investment Income
  to Average Net Assets(%)........   4.60      4.43      4.68       5.09*

Net investment income per share and the ratios of income and expenses to average net assets without the Adviser's and Administrator's voluntary waiver of fees, and for the years 1998, 1997 and 1996, without the offset in custodian fees for invested cash balances, would have been:

Net Investment Income.............   0.05      0.04      0.05       0.01
Ratio of Expenses to Average
 Net Assets.......................   0.77      0.80      0.88       0.98*
Ratio of Net Investment Income
 to Average Net Assets............   4.60      4.42      4.60       4.96*

** For the period from February 1, 1995 (commencement of operations) to March 31, 1995.

+ Not annualized.

* Annualized.


Unaudited: The "current yield" and "compounded yield" for the seven-day period ended March 31, 1998 for each fund was:

                                   CURRENT YIELD       COMPOUNDED YIELD
Cash Fund ........................      4.88%               5.00%
Tax-Free Fund ....................      2.90%               2.94%
Government Securities Fund ............ 4.82%               4.94%


                          INTRODUCTION

        Cash Assets Trust (the "Trust") is a professionally managed, open-end investment company formed in 1984 as a Massachusetts business trust. The Trust consists of three separate funds: Pacific Capital Cash Assets Trust, (the "Cash Fund"), Pacific Capital Tax-Free Cash Assets Trust (the "Tax-Free Fund"), and Pacific Capital U.S. Government Securities Cash Assets Trust (the "Government Securities Fund").

     Cash of investors may be invested in shares of each Fund as an alternative to idle funds, direct investments in savings deposits or short-term debt securities. Each Fund offers the opportunity to keep cash reserves fully invested and provides you with a professionally managed portfolio of money market instruments which may be more diversified, higher yielding, more stable and more liquid than you might be able to obtain on an individual basis. Through the convenience of an investment in shares of a Fund, you are also relieved of the inconvenience of making multiple direct investments, including the selection, purchasing and handling of various securities.

                 INVESTMENT OF THE FUNDS' ASSETS

     Each Fund's investment objective is as follows:

     The investment objective of the Cash Fund is to achieve a high level of current income, stability and liquidity for investors' cash assets by investing in a diversified portfolio of short-term "money market" securities meeting specific quality standards.

     The investment objective of the Tax-Free Fund is to provide safety of principal while achieving as high a level as possible of liquidity and of current income exempt from Federal and Hawaii income taxes. It seeks to attain this objective by investing primarily in municipal obligations, which have remaining maturities not exceeding one year, of Hawaii issuers or, if obligations of the desired quality, maturity and interest rate are not available, in similar obligations of non-Hawaii issuers.

        The investment objective of the Government Securities Fund is to provide safety of principal while achieving as high a level as possible of liquidity and of current income. It seeks to attain this objective by investing only in short-term direct obligations of the United States Treasury, in other obligations issued or guaranteed by agencies or instrumentalities of the United States Government (with remaining maturities of one year or less) and certain repurchase agreements secured by U.S. government securities.

     There is no assurance that any Fund will achieve its objective, which is a fundamental policy of the Fund.

        In addition to the requirements of the Funds' management policies, all obligations and instruments purchased by any Fund must meet the requirements of Rule 2a-7 (the "Rule") of the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act"). The provisions of the Rule that affect portfolio management are summarized under "Effect of the Rule on Portfolio Management," below. In brief, the Rule's provisions for quality, diversity and maturity require each Fund to limit its investments to those instruments which Pacific Century Trust (the "Adviser"), the Funds' investment adviser, determines (pursuant to procedures approved by the Board of Trustees) present minimal credit risks and which at the time of purchase are Eligible Securities. In general, the Rule defines as Eligible Securities those that at the time of purchase are rated in the two highest rating categories for short-term securities by any two of the nationally recognized statistical rating organizations ("NRSROs") or unrated securities determined by the Board of Trustees to be of comparable quality. See Appendix A to the Additional Statement for a description of the NRSROs and the factors considered by them in determining ratings. Eligible Securities so rated in the highest rating category (or unrated securities of comparable quality) are called "First Tier Securities"; all other Eligible Securities are called "Second Tier Securities." The Rule also requires that the dollar-weighted average maturity of each Fund's portfolio cannot exceed 90 days and that each Fund cannot purchase any security having a remaining maturity in excess of 397 days. The Rule also contains limits on the percentage of each Fund's assets that can be invested in the securities of any issuer. See "Effect of the Rule on Portfolio Management," below.

     Management Policies: Each Fund seeks to achieve its investment objective through investments in the types of instruments described in the management policies listed below. Except for policies designated as fundamental, shareholder approval is not required to change any of the foregoing management policies.

                THE CASH FUND AND ITS INVESTMENTS

Management Policies of the Cash Fund

     Under current management policies, the Cash Fund invests only in the following types of obligations:

     (1) U.S. Government Securities: Obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities; these obligations are referred to in this Prospectus as "U.S. Government Securities"; see "Information On
U.S. Government Securities" below.

        (2) Bank Obligations and Instruments Secured by Them:
Bank obligations that are First Tier Securities including time deposits, certificates of deposit, bankers' acceptances and other bank (see below for definition) obligations, and which are (i) obligations of banks subject to regulation by the U.S. government having total assets of at least $1.5 billion, which may be obligations issued by domestic banks, by foreign branches of such banks or by U.S. subsidiaries of foreign banks; (ii) obligations of any foreign bank having total assets equivalent to at least $1.5 billion; or (iii) bank obligations ("insured bank obligations") that are fully insured as to principal by the Federal Deposit Insurance Corporation(see "Information on Insured Bank Obligations" in the Additional Statement); the Cash Fund may also invest in obligations secured by any obligations set forth in (i) or (ii) above if such investment meets the requirements of
(6) below. (In this Prospectus and in the Additional Statement, the term "bank" includes commercial banks, savings banks and savings and loan associations.)

     (3) Commercial Paper Obligations: Commercial paper obligations that are First Tier Securities; see "Effect of the Rule on Portfolio Management," below.

     (4) Corporate Debt Obligations: Corporate debt obligations (for example, bonds and debentures) which are First Tier Securities and which at the time of purchase have a remaining maturity of not more than 397 days. See "Effect of the Rule on Portfolio Management." See Appendix A to the Additional Statement for information about bond ratings.

     (5) Variable Amount Master Demand Notes: Variable amount master demand notes that are First Tier Securities and which are redeemable (and thus repayable by the borrower) at principal amount, plus accrued interest, at any time on not more than thirty days' notice. Variable amount master demand notes may or may not be backed by bank letters of credit. (Because variable amount master demand notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them; see the Additional Statement for further information on these notes.) Variable amount master demand notes repayable in more than seven days are securities which are not readily marketable, and fall within the Cash Fund's overall 10% limitation on securities which are illiquid. (See the Additional Statement.)

     (6) Certain Other Obligations: Obligations other than those listed in 1 through 5 above if such other obligations are guaranteed as to principal and interest by either a bank in whose obligations the Cash Fund may invest (see 2 above) or a corporation in whose commercial paper the Cash Fund may invest (see 3 above). See "Effect of the Rule on Portfolio Management." If the Cash Fund invests more than 5% of its net assets in such other obligations, the Prospectus will be supplemented to describe them. See the Additional Statement.

     (7) Repurchase Agreements: The Cash Fund may purchase securities subject to repurchase agreements provided that such securities consist entirely of U.S. Government Securities or securities that, at the time the repurchase agreement is entered into, are rated in the highest rating category by the requisite NRSROs. Repurchase agreements may be entered into only with commercial banks or broker-dealers. Subject to the control of the Board of Trustees, the Adviser will regularly review the financial strength of all parties to repurchase agreements with the Cash Fund. (See "Repurchase Agreements" under the caption "Matters Applicable to All Funds" below.)

        (8) When-Issued or Delayed Delivery Securities: The Cash Fund may buy securities on a when-issued or delayed delivery basis; the securities so purchased are subject to market fluctuation and no interest accrues to the Cash Fund until delivery and payment take place; their value at the delivery date may be less than the purchase price. The Cash Fund may not enter into when-issued commitments exceeding in the aggregate 15% of the market value of its total assets, less liabilities other than the obligations created by when-issued commitments. See the Additional Statement for further information.

Information On U.S. Government Securities

     U.S. Government Securities (i.e., obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities) include securities issued by the U.S. Government, which in turn include Treasury Bills (which mature within one year of the date they are issued) and Treasury Notes and Bonds (which are issued with longer maturities). All Treasury securities are backed by the full faith and credit of the United States.

     U.S. government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Farmers Home Administration, Federal Farm Credit System, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Housing Administration, Federal National Mortgage Association, Financing Corporation, Government National Mortgage Association, Resolution Funding Corporation, Small Business Administration, Student Loan Marketing Association and the Tennessee Valley Authority.

        Securities issued or guaranteed by U.S. government agencies and instrumentalities are not always supported by the full faith and credit of the United States. Some, such as securities issued by the Federal Home Loan Banks, are backed by the right of the agency or instrumentality to borrow from the U.S. Treasury. Others, such as securities issued by the Federal National Mortgage Association, are supported only by the credit of the instrumentality and not by the U.S. Treasury. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment. The Cash Fund will invest in U.S. Government Securities, including securities of agencies and instrumentalities, only if the Adviser (pursuant to procedures approved by the Board of Trustees) is satisfied that these obligations present minimal credit risks. See "Effect of the Rule on Portfolio Management" below for a discussion of the determination of minimal credit risks in connection with the purchase of portfolio securities.

Information On Foreign Bank Obligations

     Investments, which must be denominated in U.S. dollars, in foreign banks and foreign branches of United States banks involve certain risks in addition to those involved with investment in domestic banks. While domestic banks are required to maintain certain reserves and are subject to other regulations, such requirements and regulations may not apply to foreign branches of domestic banks. Investments in foreign banks and foreign branches of domestic banks may also be subject to other risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, the seizure or nationalization of foreign deposits and the establishment of exchange controls or other restrictions.

  Investment Restrictions of the Cash Fund

     The following restrictions on the Cash Fund's investments are fundamental policies and cannot be changed without approval of the shareholders of the Cash Fund.

     1. The Cash Fund has diversification and anti-concentration requirements.

     The Cash Fund cannot buy the securities of any issuer if it would then own more than 10% of the total value of all of the issuer's outstanding securities.

     The Cash Fund cannot buy the securities (not including U.S. Government Securities) of any issuer if more than 5% of its total assets (valued at market value) would then be invested in securities of that issuer. In addition, the Rule limits investment in Second Tier Securities to 5% of the Cash Fund's assets in the aggregate, and to no more than the greater of 1% of the Cash Fund's assets or $1,000,000 in the securities of any one issuer.

     The Cash Fund cannot buy the securities of issuers in any one industry if more than 25% of its total assets would then be invested in securities of issuers in that industry (see the Additional Statement); U.S. Government Securities and those domestic bank obligations and instruments of domestic banks which the Cash Fund may purchase (see "Investment of the Funds' Assets") are considered as not included in this limit; however, obligations of foreign banks and of foreign branches of domestic banks are considered as included in this limit.

     2. The Cash Fund can make loans only by lending securities or entering into repurchase agreements.

     The Cash Fund can buy those debt securities which it is permitted to buy (see "Investment of the Funds' Assets"); this is investing, not making a loan. The Cash Fund can lend its portfolio securities on a collateralized basis up to 10% of the value of its total assets to specified borrowers (broker-dealers, banks and certain other financial institutions) to increase its income (see the Additional Statement) and enter into repurchase agreements (see "Repurchase Agreements" above). The Cash Fund may be considered as the beneficial owner of the loaned securities in that any gain or loss in their market price during the loan inures to the Cash Fund and its shareholders; thus, when the loan is terminated, the value of the securities may be more or less than their value at the beginning of the loan.

     3. The Cash Fund can borrow only in limited amounts for special purposes.

     The Cash Fund can borrow from banks for temporary or emergency purposes but only up to 10% of its total assets. It can mortgage or pledge its assets only in connection with such borrowing and only up to the lesser of the amounts borrowed or 5% of the value of its total assets. Interest on borrowings would reduce the Cash Fund's income. The Cash Fund will not purchase any securities while it has any outstanding borrowings which exceed 5% of the value of its assets. Except in connection with borrowings, the Cash Fund will not issue senior securities.

              THE TAX-FREE FUND AND ITS INVESTMENTS

Management Policies of the Tax-Free Fund

     The Tax-Free Fund invests primarily in Municipal Obligations (as defined below). Under current management policies, it invests only in Municipal Obligations and in shares of investment companies with money market portfolios consisting only of Municipal Obligations, except for certain temporary investments in taxable obligations described below ("Taxable Obligations").

Information about the Tax-Free Fund's Municipal Obligations

     As used in this Prospectus and the Additional Statement, the term "Municipal Obligations" means obligations with maturities of 397 days or less paying interest which, in the opinion of bond counsel or other appropriate counsel, is exempt from regular Federal income taxes. "Hawaiian Obligations" are Municipal Obligations, including those of certain non-Hawaii issuers, paying interest which, in the opinion of bond counsel or other appropriate counsel, is also exempt from Hawaii state income taxes. The non-Hawaiian bonds or other obligations the interest on which is exempt from Hawaii state income tax under present law are the bonds or other obligations issued by or under the authority of Guam, the Northern Mariana Islands, Puerto Rico and the Virgin Islands. If Hawaiian Obligations of the desired quality, maturity and interest rate are not available, the Tax-Free Fund will invest in other Municipal Obligations.

     Although the portion of dividends of the Tax-Free Fund paid from interest on Hawaiian Obligations will be free of Hawaii state income tax, that paid from interest on other Municipal Obligations will not. Since it is not possible to predict the extent to which suitable Hawaiian Obligations will be available for investment, the Tax-Free Fund has no investment restriction limiting the proportion of its portfolio which it may invest in other Municipal Obligations. See "Dividend and Tax Information."

     Although exempt from regular Federal income tax, interest paid on certain types of Municipal Obligations, and dividends which the Tax-Free Fund might pay from this interest, are preference items as to the Federal alternative minimum tax. As a fundamental policy, at least 80% of the Tax-Free Fund's net assets will be invested in Municipal Obligations the income paid upon which will not be subject to the alternative minimum tax; accordingly, the Tax-Free Fund can invest the rest of its assets in obligations which are subject to the Federal alternative minimum tax. The Tax-Free Fund may refrain entirely from purchasing these types of Municipal Obligations. For further information, see "Dividend and Tax Information."

     Municipal Obligations are debt obligations issued by or on behalf of states, cities, municipalities and other public authorities. Such obligations include:

Municipal Bonds

     Municipal bonds generally have a maturity at the time of issuance of up to 30 years. The Tax-Free Fund can invest in municipal bonds which are Eligible Securities and which at the time of purchase have a remaining maturity of not more than 397 days. See "Effect of the Rule on Portfolio Management." See Appendix A to the Additional Statement for information about bond ratings.

Municipal Notes

     Municipal notes generally have maturities at the time of issuance of three years or less. The Tax-Free Fund's investments in municipal notes are limited to notes which at the time of purchase have a remaining maturity of not more than 397 days and which are Eligible Securities. See "Effect of the Rule on Portfolio Management." See Appendix A to the Additional Statement for information about bond ratings. These notes are generally issued in anticipation of the receipt of tax funds, of the proceeds of bond placements or of other revenues. The ability of an issuer to make payments is therefore dependent on these tax receipts, proceeds from bond sales or other revenues, as the case may be.

Municipal Commercial Paper

     Municipal commercial paper is a debt obligation with a stated maturity of 397 days or less that is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt. The Tax-Free Fund may invest in municipal commercial paper obligations that are Eligible Securities; see "Effect of the Rule on Portfolio Management," below.

Other Information About Municipal Obligations

     From time to time the Tax-Free Fund may invest 25% or more of its assets in Municipal Obligations that are related in such a way that an economic, business or political development or change affecting one of these obligations would also affect the other obligations, for example, Municipal Obligations the interest on which is paid from revenues of similar type projects or Municipal Obligations whose issuers are located in the same state.

     The taxable market is a broader and more liquid market with a greater number of investors, issuers and market makers than the market for Municipal Obligations. The more limited marketability of Municipal Obligations may make it difficult in certain circumstances to dispose of large investments advantageously. In general, Municipal Obligations are also subject to credit risks such as the loss of credit ratings or possible default. In addition, certain Municipal Obligations might lose tax-exempt status in the event of a change in the tax laws.

Information about the Temporary Taxable Investments the Tax-Free
Fund May Make

     The Tax-Free Fund may invest the proceeds of the sale of shares or the sale of Municipal Obligations in Taxable Obligations pending investment in Municipal Obligations. The Tax-Free Fund may also enter into repurchase agreements as to Taxable Obligations. (See "Repurchase Agreements" below.) As a fundamental policy, under normal market conditions the Tax-Free Fund may not purchase Taxable Obligations if thereafter more than 20% of its net assets would consist of such obligations or cash, except for temporary defensive purposes, i.e., in anticipation of a decline or possible decline in the value of Municipal Obligations. Purchase of Taxable Obligations is subject to certain specific diversification tests under the Rule. See "Effect of the Rule on Portfolio Management," below.

     Under current management policies the Taxable Obligations which the Tax-Free Fund may purchase are obligations maturing in 397 days or less from the date of purchase by the Tax-Free Fund and which are:

        Obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities ("U.S. Government Obligations"); see the Additional Statement for further information; commercial paper obligations that are First Tier Securities; see "Effect of the Rule on Portfolio Management," below; and bank obligations that are First Tier Securities including time deposits, certificates of deposit, bankers' acceptances and other bank (see below for definition) obligations, and which are (i) obligations of banks subject to regulation by the U.S. government having total assets of at least $1.5 billion, which may be obligations issued by domestic banks, by foreign branches of such banks or by U.S. subsidiaries of foreign banks; or (ii) obligations ("insured bank obligations") that are fully insured as to principal by the Federal Deposit Insurance Corporation (see "Information on Insured Bank Obligations" in the Additional Statement). (In this Prospectus and in the Additional Statement, the term "bank" includes commercial banks, savings banks and savings and loan associations.)

Floating and Variable Rate Instruments

     Certain of the obligations that the Tax-Free Fund may purchase have a floating or variable rate of interest. These obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the Prime Rate, or at specified intervals. Certain of these obligations may carry a demand feature that would permit the holder to tender them back to the issuer at par value prior to maturity. The Tax-Free Fund may invest in floating and variable rate obligations even if they carry stated maturities in excess of 397 days, if under the provisions of the Rule for determining the maturity, the maturity of the instrument so determined is less than 397 days. See "Effect of the Rule on Portfolio Management," below. The Tax-Free Fund will limit its purchases of floating and variable rate obligations to those which at the time of purchase are Eligible Securities. On an ongoing basis, the Adviser will monitor the ability of an issuer of a demand instrument to pay principal and interest on demand. The Tax-Free Fund's right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Tax-Free Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument to make payment when due, except when such demand instrument permits same day settlement. To facilitate settlement, these same day demand instruments may be held in book entry form at a bank other than the Tax-Free Fund's custodian subject to a sub-custodial agreement approved by the Tax-Free Fund between that bank and the Tax-Free Fund's custodian.

     To the extent that floating and variable rate instruments without demand features are not readily marketable, they will be subject to the investment restriction that the Tax-Free Fund may not invest an amount equal to more than 10% of the current value of its net assets in securities that are illiquid.

Certain Put Rights

     The Tax-Free Fund may enter into put transactions with commercial banks with respect to obligations held in its portfolio. The Tax-Free Fund does not intend to enter into put transactions with broker-dealers, and in no event would it do so except as permitted under the 1940 Act.

     The right of the Tax-Free Fund to exercise a put is unconditional and unqualified. A put is not transferable by the Tax-Free Fund, although the Tax-Free Fund may sell the underlying securities to a third party at any time. If necessary and advisable, the Tax-Free Fund may pay for certain puts either separately in cash or by paying a higher price for portfolio securities that are acquired subject to such a put (thus reducing the yield to maturity otherwise available for the same securities).

     The Tax-Free Fund may enter into puts with banks or broker-dealers that, in the opinion of the Adviser, present minimal credit risks. The ability of the Tax-Free Fund to exercise a put will depend on the ability of the bank or broker-dealer to pay for the underlying securities at the time the put is exercised. In the event that a bank or broker-dealer should default on its obligation to repurchase an underlying security, the Tax-Free Fund might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere.

     The Tax-Free Fund may enter into certain puts solely to maintain liquidity and will not exercise its rights thereunder for trading purposes. The puts will be only for periods substantially less than the life of the underlying security. The acquisition of a put will not affect the valuation by the Tax-Free Fund of the underlying security. The actual put will be valued at zero in determining net asset value. Where the Tax-Free Fund pays directly or indirectly for a put, its cost will be reflected as an unrealized loss for the period during which the put is held by the Tax-Free Fund and will be reflected in realized gain or loss when the put is exercised or expires. If the value of the underlying security increases, the potential for unrealized or realized gain is reduced by the cost of the put. The maturity of a Municipal Obligation purchased by the Tax-Free Fund will not be considered shortened by any such put to which the obligation is subject.

     The Rule has a number of provisions affecting puts. With respect to 75% of the total assets of the Tax-Free Fund, the 5% diversification requirement is applicable. (See "Effect of the Rule on Portfolio Management.")

When-Issued Securities

     The Tax-Free Fund may purchase Municipal Obligations on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of the commitment to purchase. The Tax-Free Fund will only make commitments to purchase Municipal Obligations on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date if it is deemed advisable. Any gains realized in such sales would produce taxable income. The when-issued securities are subject to market fluctuation and no income accrues to the purchaser prior to issuance. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. For purposes of determining the Tax-Free Fund's weighted-average maturity, the maturity of a when-issued security is calculated from its commitment date. Purchasing municipal securities on a when-issued basis is a form of leverage and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself, in which case there could be an unrealized loss in the value of the investment at the time of delivery.

     The Tax-Free Fund will establish a segregated account in which it will maintain liquid assets in an amount at least equal in value to the Tax-Free Fund's commitments to purchase when-issued securities. If the value of these assets declines, the Tax-Free Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

Repurchase Agreements

     The Tax-Free Fund may purchase securities subject to repurchase agreements provided that such securities are listed above under "The Tax-Free Fund And Its Investments"; it is the Tax-Free Fund's current policy to use for repurchase agreements only collateral that consists entirely of U.S. Government Securities or securities that, at the time the repurchase agreement is entered into, are rated in the highest rating category by the requisite NRSROs. (See "Effect of the Rule on Portfolio Management.") Repurchase agreements may be entered into only with commercial banks or broker-dealers. The Adviser, under the supervision of the Board of Trustees, will regularly review the financial strength of all parties to repurchase agreements with the Tax-Free Fund. (See "Repurchase Agreements" under the caption "Matters Applicable to All The Funds" below.)

Loans of Portfolio Securities

     The Tax-Free Fund can lend its portfolio securities on a collateralized basis up to 10% of the value of its total assets to specified borrowers (brokers, dealers and certain financial institutions) to increase its income (see the Additional Statement) and enter into repurchase agreements (see "Repurchase Agreements" above). The Tax-Free Fund may be considered as the beneficial owner of the loaned securities in that any gain or loss in their market price during the loan inures to the Tax-Free Fund and its shareholders; thus, when the loan is terminated, the value of the securities may be more or less than their value at the beginning of the loan.

Shares of Investment Companies

     The Tax-Free Fund may purchase shares of investment companies with money market portfolios consisting only of Municipal Obligations if such investment companies meet the requirements of the Rule (see "Effect of the Rule on Portfolio Management" below). It will not purchase shares of an investment company which imposes a sales or redemption charge of any sort; however, an investment company in which the Tax-Free Fund invests may have a distribution plan under which it may pay for distribution expenses or services. The Tax-Free Fund will purchase shares only of investment companies with high-quality portfolios which the Adviser, pursuant to procedures approved by the Board of Trustees, determines present minimal credit risks. Such investments will ordinarily be made to provide additional liquidity and at the same time to earn higher yields than are usually associated with the overnight or short-term obligations in which the Tax-Free Fund might otherwise invest for this purpose. While higher yields than those of alternative investments may be obtainable, these yields will reflect management fees and operating and distribution expenses of the investment companies and will result in duplication of management fees with respect to assets of the Tax-Free Fund so invested. The Tax-Free Fund may not invest in the shares of investment companies if immediately thereafter it has invested more than 10% of the value of its total assets in such companies or more than 5% of the value of its total assets in any one such company; it may not invest in such a company if immediately thereafter it owns more than 3% of the total outstanding voting stock of such a company.

Other Information About the Tax-Free Fund and its Investments

     To the extent the ratings given by the NRSROs may change as a result of changes in such organizations or their rating systems, but not as a result of the downgrading of any security held by the Tax-Free Fund or any issuer the securities of which are held by the Tax-Free Fund, it will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in this Prospectus and in the Additional Statement. The ratings of the NRSROs are more fully described in the Appendix to the Additional Statement.

Risk Factors and Special Considerations Regarding Investment in
Hawaiian Obligations

     The following is a discussion of the general factors that might influence the ability of Hawaiian issuers to repay principal and interest when due on the Hawaiian Obligations contained in the portfolio of the Tax-Free Fund. Such information is derived from sources that are generally available to investors and is believed by the Tax-Free Fund to be accurate, but has not been independently verified and may not be complete.

     As of the date of this Prospectus, economic data available indicates that the real Gross State Product growth for 1997 was 1.3%, lower than the 2% that was projected in 1996. Payroll employment stabilized in 1997 from declines experienced between 1992 and 1996. Employment growth in 1998 is forecast to be less than 1.0%. Although some local companies have left the State, major retailers have entered the State and are expected to begin operations within the next six months. The State of Hawaii Convention Center has been completed and has had several "soft" openings in preparation for a scheduled grand opening in July, 1999. During 1998, delegates and exhibitors at the center are expected to spend upwards of $800 million.

     Hawaii's inflation rate is forecast to be flat for 1998. Although local housing costs have been in a deflationary trend, recent anecdotal evidence suggests that sales volumes are improving which could stabilize housing costs in 1998. Hawaii's cost of living differential continues to decline as well. In the early 1990's it peaked at 1.39 of the U.S. urban average, but in 1997 it fell to 1.33 and is projected to fall to 1.30 in 1998.

     In 1997, tourism, the State's principal industry, increased slightly by 0.7% over 1996 with 6.9 million visitors. Westbound arrivals increased by 1.8%, offsetting the decline in eastbound arrivals. Visitor arrivals for 1998 are projected to increase by 1.0% over 1997. Under new authorizations by the U.S. Department of Transportation, several airlines will either begin service between Japan and Hawaii or increase the number of weekly flights currently in service.

     During 1997, a twenty-seven member Economic Revitalization Task Force was established to make recommendations for economic change. The Hawaii legislature recently passed many of the recommendations of the Task Force, including a decrease in the personal income tax; increased funding for tourism promotion; a finite time frame for regulatory permitting and licensing processes; and allowing for privatization of government services under certain conditions. These changes, along with continuation of the $1 billion capital improvement program approved in the last legislative session, are positive factors for economic growth. The State's strong reliance on tourism and the uncertainties in Asia, have, however, prompted Moody's Investors Service to lower its rating on the State's General Obligation debt to A1 from Aa3. Standard & Poors affirmed the State's debt rating at A+. The A1/A+ rating on the State's debt is still recognized "investment grade" by both rating agencies. (See the Additional Statement for and explanation of municipal debt ratings.)

   Diversification Under the Rule

        Under the Rule, the Tax-Free Fund cannot, with respect to 75% of its total assets (valued at amortized cost), buy the securities (not including U.S. Government Securities) of any issuer if more than 5% of its total assets would then be invested in securities of that issuer; with respect to the remaining 25% of its total assets, the Fund may invest more than 5% of its total assets in the securities of a single issuer only if those securities are First Tier Securities. In addition, the Rule limits investment in Second Tier Securities that are "conduit securities," as defined in the Rule (generally, "conduit securities" are Municipal Obligations issued to finance non-government projects, such as private hospitals, housing projects or industrial development projects, and whose ultimate obligors are not government or municipal entities), to 5% of the Fund's total assets in the aggregate and to no more than the greater of 1% of the Fund's total assets or $1,000,000 in the securities of any one issuer. (In general, the Tax-Free Fund does not intend to own Second Tier Securities.)

Investment Restrictions of the Tax-Free Fund

     The following restrictions on the Tax-Free Fund's investments are fundamental policies and cannot be changed without approval of the shareholders of the Tax-Free Fund.

     1. The Tax-Free Fund has anti-concentration requirements.

     The Tax-Free Fund cannot buy the securities of issuers in any one industry if more than 25% of its total assets would then be of issuers in that industry; Municipal Obligations, U.S. Government Obligations and those bank obligations and instruments of domestic banks which the Fund may purchase (see "Investment of the Fund's Assets") are considered as not included in this limit, except that the Fund will consider that a non-governmental user of facilities financed by industrial development bonds is an issuer in an industry.

     2. The Tax-Free Fund can make loans only by lending securities or entering into repurchase agreements.

     The Tax-Free Fund can buy those debt securities which it is permitted to buy (see "Investment of the Funds' Assets"); this is investing, not making a loan. The Tax-Free Fund can lend its portfolio securities (see "Loans of Portfolio Securities" above) and enter into repurchase agreements (See "Repurchase Agreements" above).

     3. The Tax-Free Fund can borrow only in limited amounts for special purposes.

     The Tax-Free Fund can borrow from banks for temporary or emergency purposes but only up to 10% of its total assets. It can mortgage or pledge its assets only in connection with such borrowing and only up to the lesser of the amounts borrowed or 5% of the value of its total assets. Interest on borrowings would reduce the Fund's income. The Tax-Free Fund will not purchase any securities while it has any outstanding borrowings which exceed 5% of the value of its total assets.

       THE GOVERNMENT SECURITIES FUND AND ITS INVESTMENTS

   Management Policies of the Government Securities Fund

        The Government Securities Fund invests only in short-term direct obligations of the United States Treasury, in other obligations issued or guaranteed by agencies or instrumentalities of the United States Government (with remaining maturities of one year or less) and certain repurchase agreements secured by U.S. Government Securities. Shares of the Government Securities Fund are not guaranteed or insured by the United States government.

U. S. Treasury Obligations

     The U.S. Treasury issues various types of marketable securities, consisting of bills, notes, bonds, and certificates of indebtedness, which are all direct obligations of the U.S. government backed by its "full faith and credit" and which differ primarily in the length of their maturity. U.S. Treasury bills, which have a maturity of up to one year, are the most frequently issued marketable U.S. government security. The Fund may also invest in separately traded principal and interest components of securities issued by the United States Treasury. The principal and interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS"). Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently.

   Information On Other U.S. Government Securities

        U.S. government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Farmers Home Administration, Federal Farm Credit System, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Housing Administration, Federal National Mortgage Association, Financing Corporation, Government National Mortgage Association, Resolution Funding Corporation, Small Business Administration, Student Loan Marketing Association and the Tennessee Valley Authority.

        Securities issued or guaranteed by U.S. government agencies and instrumentalities are not always supported by the full faith and credit of the United States. Some, such as securities issued by the Federal Home Loan Banks, are backed by the right of the agency or instrumentality to borrow from the U.S. Treasury. Others, such as securities issued by the Federal National Mortgage Association, are supported only by the credit of the instrumentality and not by the U.S. Treasury. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment. The Government Securities Fund will invest in government securities, including securities of agencies and instrumentalities, only if the Adviser (pursuant to procedures approved by the Board of Trustees) is satisfied that these obligations present minimal credit risks. See "Effect of the Rule on Portfolio Management" below for a discussion of the determination of minimal credit risks in connection with the purchase of portfolio securities.

        The investment by the Government Securities Fund in such short-term direct obligations of the U.S. government and its agencies and instrumentalities may result in a lower yield than a policy of investing in other types of instruments, and therefore the yield of the Government Securities Fund may be lower, for example, than the yield of another of the Trust's portfolios, the Cash Fund, which invests in taxable money market obligations of a broader range of issuers.

Repurchase Agreements

        The Government Securities Fund may purchase securities subject to repurchase agreements provided that such securities are U.S. Government Securities. Repurchase agreements may be entered into only with commercial banks or broker-dealers. Subject to the control of the Board of Trustees, the Adviser will regularly review the financial strength of all parties to repurchase agreements with the Government Securities Fund. (See "Repurchase Agreements" under the caption "Matters Applicable to All The Funds" below.)

   Other Information about the Government Securities Fund's
Investments

        Additional Management Policy as to Rating. In addition to the foregoing management policies, as a non-fundamental policy, the Government Securities Fund will purchase only those issues that will enable it to achieve and maintain the highest rating for a mutual fund by two NRSROs. There is no assurance that it will be able to maintain such rating. As a result of this policy, the range of obligations in which the Government Securities Fund can invest is reduced and the yield obtained on such obligations may be less than would be the case if this policy were not in force.

   Investment Restrictions of the Government Securities Fund

        The following restrictions on the Government Securities
Fund's investments are fundamental policies and cannot be changed without approval of the shareholders of the Government Securities
Fund.

      1. The Government Securities Fund can make loans only by lending securities or entering into repurchase agreements.

        The Government Securities Fund can buy those debt securities which it is permitted to buy (see "Investment of the Funds' Assets"); this is investing, not making a loan. The Government Securities Fund can lend its portfolio securities on a collateralized basis up to 10% of the value of its total assets to specified borrowers (broker-dealers, banks and certain other financial institutions) to increase its income (see the Additional Statement) and enter into repurchase agreements (see "Repurchase Agreements" above). The Government Securities Fund may be considered as the beneficial owner of the loaned securities in that any gain or loss in their market price during the loan inures to the Government Securities Fund and its shareholders; thus, when the loan is terminated, the value of the securities may be more or less than their value at the beginning of the loan.

        2. The Government Securities Fund can borrow only in limited amounts for special purposes.

        The Government Securities Fund can borrow from banks for temporary or emergency purposes but only up to 10% of its total assets. It can mortgage or pledge its assets only in connection with such borrowing and only up to the lesser of the amounts borrowed or 5% of the value of its total assets. Interest on borrowings would reduce the Government Securities Fund's income. The Government Securities Fund will not purchase any securities while it has any outstanding borrowings which exceed 5% of the value of its assets. Except in connection with borrowings, the Government Securities Fund will not issue senior securities.

Portfolio Matters Applicable to All Funds

        (In the material below, the text in bold does not apply to the Government Securities Fund.)

Repurchase Agreements

     Under a repurchase agreement, at the time a Fund purchases a security, the Fund also resells it to the seller and must deliver the security (or securities substituted for it) to the seller on an agreed-upon date in the future. (The securities so resold or substituted are referred to herein as the "Resold Securities.") The resale price is in excess of the purchase price in that it reflects an agreed-upon market interest rate effective for the period of time during which the Fund's money is invested in the Resold Securities. The majority of these transactions run from day to day, and the delivery pursuant to the resale typically will occur within one to five days of the purchase.

     Repurchase agreements can be considered as loans "collateralized" by the Resold Securities, such agreements being defined as "loans" in the 1940 Act. The return on such "collateral" may be more or less than that from the repurchase agreement. The Resold Securities under any repurchase agreement will be marked to market every business day so that the value of the "collateral" is at least equal to the resale price provided in the agreement, including the accrued interest earned thereon, plus sufficient additional market value as is considered necessary to provide a margin of safety. During the term of the repurchase agreement, the Fund or its custodian or sub-custodian either has actual physical possession of the Resold Securities or, in the case of a security registered in a book entry system, the book entry is maintained in the name of the Fund or its custodian. The Fund retains an unqualified right to possess and sell the Resold Securities in the event of a default by the other party.

     In the event of bankruptcy or other default by the other party, there may be possible delays and expenses in liquidating the Resold Securities, decline in their value and loss of interest. If the maturity of the Resold Securities is such that they cannot be owned by the Fund under the applicable provisions of the Rule they will have to be sold, which could result in a loss. See "Effect of the Rule on Portfolio Management."

Limitation of 10% As To Certain Investments

     Due to their possible limited liquidity, no Fund may make certain investments if thereafter more than 10% of its net assets would consist of such investments. The investments included in this 10% limit are (i) repurchase agreements maturing in more than seven days; (ii) fixed time deposits subject to withdrawal penalties other than overnight deposits; (iii) restricted securities, i.e., securities which cannot freely be sold for legal reasons (which the Funds do not expect to own); (iv) securities for which market quotations are not readily available; and (v) insured bank obligations unless the Board of Trustees determines that a readily available market exists for such obligations. However, this 10% limit does not include any obligations payable at principal amount plus accrued interest on demand or within seven days after demand.

Factors Which May Affect the Value
of the Funds' Investments and Their Yields

     The value of the obligations and instruments in which the Funds invest will fluctuate depending in large part on changes in prevailing interest rates. If the prevailing interest rates go up after a Fund buys a security, the value of the security may go down; if these rates go down, the value of the security may go up. Changes in value and yield based on changes in prevailing interest rates may have different effects on short-term obligations than on long-term obligations. Long-term obligations (which often have higher yields) may fluctuate in value more than short-term ones.

Portfolio Transactions

     Each Fund will seek to obtain the best net price and the most favorable execution of orders. Purchases will be made directly from issuers or from underwriters, dealers or banks which specialize in the types of securities invested in by the Fund. As most purchases made by the Funds are principal transactions at net prices, the Funds incur little or no brokerage costs. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter and purchases from dealers may include the spread between the bid and the asked price. If the execution and price offered by more than one dealer are comparable, the order may be allocated to a dealer which has provided research advice, such as information on particular companies and industries and market, economic and institutional activity. By allocating transactions to obtain research services, the Funds enable the Adviser to supplement its own research and analyses with the views and information of other securities firms. Such research services, whether or not useful to the Funds, may be useful to other accounts managed by the Adviser or its affiliates.

Effect of the Rule on Portfolio Management

     Under "Investment of the Funds' Assets" above immediately following the investment objectives of the Funds, there is a brief description of Rule 2a-7 (the "Rule") of the Securities and Exchange Commission under the 1940 Act.

     As money market funds, the Funds operate under the Rule, which allows the Funds to use the "amortized cost" method of valuing their securities and which contains certain risk limiting provisions, including requirements as to maturity, quality and diversification of each Fund's portfolio. Some of the most important aspects of the Rule are described below.

     Under the Rule, each Fund must limit its investments to those instruments which are denominated in U.S. dollars, which are determined by the Board of Trustees to present minimal credit risks, and which, at the time of purchase, are Eligible Securities. In accordance with the Rule, the Board of Trustees has adopted investment procedures and has approved investment policies pursuant to which all investment determinations have been delegated to the Adviser, under the direction and control of the Board of Trustees, except for those matters for which the Rule requires Board determination.

     In general, the Rule defines as Eligible Securities those that at the time of purchase are rated in the two highest rating categories for short-term securities by any two of the NRSROs or, if unrated, are determined by the Board of Trustees to be of comparable quality. Eligible Securities so rated in the highest rating category (and unrated securities determined by the Board of Trustees to be of comparable quality) are called "First Tier Securities"; all other Eligible Securities are called "Second Tier Securities." Eligible Securities can in some cases include securities rated by only one NRSRO and unrated obligations that are determined by the Board of Trustees to be of comparable quality to rated securities. A security that was long-term when issued must, at the time of purchase by a Fund, either have a short-term rating such that it is an Eligible Security or be comparable in priority and security to a rated short-term obligation of the same issuer that is an Eligible Security or, if the issuer has no short-term rating (and does not have a long-term rating from any NRSRO below the highest rating), be determined by the Board of Trustees to be of comparable quality to rated securities the Fund could purchase. Purchase of any security rated by only one NRSRO and purchase of any unrated security (except U.S. Government Securities) must be ratified by the Board of Trustees; in the case of the Tax-Free Fund, this requirement applies only to taxable securities.

        As to the Cash Fund and the taxable securities of the Tax-Free Fund, the Rule requires (with limited exceptions) that immediately after purchase of any security, a Fund have invested not more than 5% of its assets in the securities of any one issuer, and provides that a Fund cannot have more than 5% of its assets in the aggregate invested in Second Tier Securities, nor more than the greater of 1% of its assets or $1,000,000 invested in Second Tier Securities of any single issuer. Under the Rule, the Tax-Free Fund is subject to the diversification requirements set forth above under "The Tax-Free Fund and its Investments, Diversification Under the Rule." The Rule has specific provisions relating to determination of the eligibility of certain types of instruments such as repurchase agreements and instruments subject to a demand feature. It also has specific provisions for determining the issuer of a security for purposes of compliance with the diversification requirements.

     Generally, under the Rule, the maturity of an instrument is considered to be its stated maturity (or in the case of an instrument called for redemption, the date on which the redemption payment must be made). There are special rules for determining the maturity of certain kinds of instruments. The Rule contains provisions as to the maturity of variable rate and floating rate instruments. Repurchase agreements and securities loan agreements are, in general, treated as having a maturity equal to the period remaining until they can be executed.

     The Rule has provisions requiring specific actions whenever the rating of a portfolio security is downgraded. Generally, these actions include a prompt reassessment by the Board of Trustees of the credit risks associated with such a security. In general, the Rule mandates prompt sale or other disposition, e.g., by exercising a demand for payment, in certain cases, such as when a security ceases to be an Eligible Security, no longer presents minimal credit risks or suffers a financial default.

Fundamental Policies

     Each Fund has a number of policies about what it can and cannot do. Certain of these policies, identified in the Prospectus and Additional Statement as "fundamental policies," cannot be changed unless the holders of a "majority," as defined in the 1940 Act, of the Fund's outstanding shares vote to change them. (See the Additional Statement for a definition of such a majority.) All other policies can be changed from time to time without shareholder approval. Some of the more important of each Fund's fundamental policies, not otherwise identified in the Prospectus, are described above; others are listed in the Additional Statement.

                    NET ASSET VALUE PER SHARE

        The net asset value per share for each class of each Fund's shares is determined as of 4:00 p.m. New York time on each day that the New York Stock Exchange and the Custodian are open (a "Business Day") by dividing the value of the net assets of the Fund allocable to the class (i.e., the value of the assets less liabilities, exclusive of surplus)by the total number of shares of that class of the Fund then outstanding.

     The net asset value per share will normally remain constant at $1.00 per share except under extraordinary circumstances; see the Additional Statement for a discussion of the extraordinary circumstances which could result in a change in this fixed share value. The net asset value per share is based on a valuation of each Fund's investments at amortized cost; see the Additional Statement.

        The New York Stock Exchange is normally not open on the following days: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the Exchange may close on other days. In addition, the Custodian is not open on Columbus Day and Veterans Day.

                   HOW TO INVEST IN THE FUNDS

     Each Fund's Service Shares are sold on a continuous basis at the net asset value next determined after an order is entered and deemed effective. There is no sales charge. The minimum initial investment is $1,000 in the Service Shares of a Fund. Subsequent investments may be in any amount. Aquila Distributors, Inc. (the "Distributor") is the exclusive Distributor of the Funds' shares. The Distributor sells shares only for purchase orders received.

Opening an Account

        To open a new Service Shares account directly with any Fund, you must send a properly completed Application to the Shareholder Servicing Agent (the "Agent"). Redemption of Service
Shares purchased directly by wire payment will not be honored until a properly completed Application has been received by the Agent.

     Initial investments in Service Shares may be made in any of these three ways:

        1. By Mail. Payment may be made by check, money order, Federal Reserve Draft or other negotiable bank draft drawn in United States dollars on a United States commercial or savings bank or credit union (each of which is a "Financial Institution") payable to the order of Pacific Capital Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust or Pacific Capital U.S. Government Securities Cash Assets Trust, as the case may be, and mailed to:

        (Specify the name of the Fund)
     PFPC Inc.
     400 Bellevue Parkway
     Wilmington, DE 19809

        2. By Wire. Payment may be wired in Federal funds (monies credited to a bank's account with a Federal Reserve Bank) to PNC
Bank, NA.

        To insure prompt and proper crediting to your account, if you choose this method of payment, you should first telephone the Agent (800-255-2287 toll free) and then instruct your bank to wire funds as indicated below for the appropriate Fund:

the Cash Fund:

        PNC BANK, NA
     Philadelphia, PA
     ABA#0310-0005-3
     Account #85-0216-4589
     FFC: Pacific Capital Cash Assets Trust
     (Indicate Original Shares or Service Shares)

the Tax-Free Fund:

        PNC BANK, NA
     Philadelphia, PA
     ABA#0310-0005-3
     Account #85-0216-4626
     FFC: Pacific Capital Tax-Free Cash Assets Trust
     (Indicate Original Shares or Service Shares)

   the Government Securities Fund:

       PNC BANK, NA
     Philadelphia, PA
     ABA#0310-0005-3
     Account #85-0216-4714
     FFC: Pacific Capital U.S. Government Securities
     Cash Assets Trust
     (Indicate Original Shares or Service Shares)

     In addition, add:

        Account Name and Number (if an existing account) or the name in which the investment is to be registered (if a new account).

     Your bank may impose a charge for wiring funds.

     3. Through Brokers. If you wish, you may invest in a Fund by purchasing Service Shares through registered broker-dealers.

     There is no sales or service charge imposed by any Fund on purchases of Service Shares, although financial intermediaries may make reasonable charges to their customers for their services. The services to be provided and the fees therefor are established by each financial intermediary acting independently; financial intermediaries may also determine to establish, as to accounts serviced by them, higher initial or subsequent investment requirements than those required by the Funds. Financial intermediaries are responsible for prompt transmission of orders placed through them.

        The Bank of Hawaii offers an arrangement whereby its customers may invest in Service Shares of any Fund by establishing a "sweep account" with the Bank of Hawaii, which connects an FDIC-insured Bank of Hawaii checking account with a brokerage account provided through Bancorp Investment Group, a subsidiary of the Bank of Hawaii. When money is transferred out of your checking account for investment in any of the Funds, it is no longer covered by FDIC insurance. Other banks or broker-dealers may offer a similar facility for automatic investment of account balances in Service Shares of the Funds. Because of the special arrangements for automated purchases and redemptions of Service Shares that sweep accounts involve, certain options or other features described in this Prospectus (such as alternative purchase and redemption procedures, dividend and distribution arrangements or share certificates) may not be available to persons investing through such accounts. Investments through a sweep account are governed by the terms and conditions of the account (including fees and expenses associated with the account), which are typically set forth in agreements and accompanying disclosure statements used to establish the account. You should review copies of these materials before investing in a Fund through a sweep account.

Additional Investments

     If you invest in a Fund directly, rather than through a financial intermediary, you may make additional investments in Service Shares in any amount after an account has been established by mailing directly to the Agent a check, money order or other negotiable bank draft made payable to the Fund, or by wiring funds as described above. In each case you should indicate your name and account number to insure prompt and proper crediting of your account. The pre-printed stub attached to each Fund's confirmations is provided as a convenient identification method to accompany additional investments made by mail. You may also make subsequent investments of $50 or more using electronic funds transfers from your demand account at a Financial Institution if it is a member of the Automated Clearing House and if the Agent has received a completed Application designating this feature, or, after your account has been opened, a Ready Access Features form available from the Distributor or the Agent. A pre-determined amount can be regularly transferred for investment ("Automatic Investment") or single investments can be made upon receipt by the Agent of telephone instructions from anyone ("Telephone Investment"). The maximum amount of each Telephone Investment is $50,000. Upon 30 days' written notice to shareholders, the Funds may modify or terminate these investment methods at any time or charge a service fee, although no such fee is currently contemplated.

     If you make additional investments in Service Shares through an account with a financial intermediary, the procedures for such investments will be those provided in connection with the account rather than the foregoing.

When Shares Are Issued and Dividends Are Declared On Them

     There are three methods as to when Service Shares are issued. Under each method, shares are issued at the net asset value per share next determined after the purchase order is effective, as discussed below. Under each method, the Application must be properly completed and have been received and accepted by the Agent; each Fund or the Distributor may also reject any purchase order for shares of that Fund. Under each method, Federal funds (see above) must either be available to the Fund in question or the payment thereof must be guaranteed to the Fund so that the Fund can be as fully invested as practicable.

     The first method under which Service Shares are issued involves ordinary investments. Under this method, payments transmitted by wire in Federal funds and payments made by Federal Reserve Draft received by the Custodian prior to 4:00 p.m. New York time on any Business Day will be invested (i.e., the purchase order will be effective) at the net asset value per Service Share determined as of 4:00 p.m. on that day; if either such type of payment is received after that time, the purchase order will be effective as of 4:00 p.m. on the next Business Day. Wire payments not in Federal funds will normally be converted into Federal funds on the next Business Day and the purchase order will be effective as of 4:00 p.m. on such next day. Payments transmitted by check will normally be converted to Federal funds by the Agent, as your agent, within two Business Days for checks drawn on a member bank of the Federal Reserve System, and longer for most other checks, and the purchase orders will be effective as of 4:00 p.m. on that day, if it is a Business Day, and otherwise at 4:00 p.m. on the next Business Day after such conversion. All checks are accepted subject to collection at full face value in United States funds and must be drawn in United States dollars on a United States bank; if not, shares will not be issued. Purchases by Automatic Investment and Telephone Investment will be executed on the first Business Day occurring on or after the date an order is considered received by the Agent at the net asset value determined on that day. In the case of Automatic Investment the order will be executed on the date you specified for investment at the price determined on that day, unless it is not a Business Day, in which case the order will be executed at the net asset value determined on the next Business Day. In the case of Telephone Investment the order will be filled at the next determined net asset value, which for orders placed after the time for determining the net asset value of any Fund's shares for any Business Day will be the price determined on the following Business Day. Dividends on shares issued under this first investment method are declared starting on the day (whether or not a Business Day) after the purchase order is effective and are declared on the day on which the shares are redeemed.

     The second method under which Service Shares are issued involves a bank or broker-dealer making special arrangements with the Funds under which (i) either (a) payment is made in Federal funds or by check in New York Clearing House funds delivered to the Agent prior to 5:00 p.m. New York time or (b) the Agent is advised prior to that time of a dollar amount to be invested; (ii) the Agent is advised prior to that time of the form of registration of the shares to be issued; (iii) the bank or broker-dealer will prior to noon New York time on the next Business Day wire Federal funds to the Custodian (but in the case of prior payment by check under (i)(a) above only if the check is not converted into Federal funds in the normal course on the next Business Day); and (iv) arrangements satisfactory to the Funds are made between it and the bank or broker-dealer under which if Federal funds are not so received by the Custodian, the Fund is reimbursed for any costs or loss of income arising out of such non-receipt. New York Clearing House funds are funds represented by a check drawn on a bank which is a member of the New York Clearing House. Under this second method, the purchase order is effective on the day the check or the advice is received under (i) above. Dividends on shares issued under this second method are declared starting on the day (whether or not a Business Day) after the purchase order is effective and are declared on the day on which such shares are redeemed.

     The third method under which Service Shares are issued involves broker-dealers or banks which have requested that this method be used, to which request the Funds have consented. Under this third method (i) the Agent must be advised prior to noon New York time on any Business Day of a dollar amount to be invested; and (ii) Federal funds must be wired to the Custodian on that day; under this method, the purchase order is effective on that day. Dividends on shares issued under this third investment method are declared beginning on that day but not on the day such shares are redeemed.

     This third investment method is available to prospective investors in Service Shares who wish to use it so that the dividends on their shares will commence to be declared on the day the purchase order is effective. Upon written or phone request to a Fund by such a prospective investor, the Fund will advise as to the broker-dealers or banks through which such purchases may be made.

Confirmations and Share Certificates

     If you invest in a Fund directly, rather than through a financial intermediary, all purchases of Service Shares will be confirmed and credited to you in an account maintained for you by the Agent in full and fractional shares of the Fund being purchased (rounded to the nearest 1/1000th of a share). Share certificates will not be issued unless you so request from the Agent in writing and declare a need for such certificates, such as a pledge of shares or an estate situation. If certificates are issued at your request, Expedited Redemption Methods described below will not be available and delay and expense may be incurred if you lose the certificates. No certificates will be issued for fractional shares or to shareholders who have elected the checking account or predesignated bank account methods of withdrawing cash from their accounts. (See "How to Redeem Your Investment" below.) Share certificates may not be available to investors who purchase Service Shares through an account with a financial intermediary.

     The Funds and the Distributor reserve the right to reject any order for the purchase of Service Shares. In addition, the offering of shares may be suspended at any time and resumed at any time thereafter.

Distribution Plan

         Each Fund has adopted a Distribution Plan under Rule 12b-1 ("Rule 12b-1") under the 1940 Act. Rule 12b-1 provides in substance that an investment company may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of its shares except pursuant to a plan adopted under that rule. One section of the first part of the Distribution Plan of each Fund is designed to protect against any claim against or involving the Fund that some of the expenses which the Fund pays or may pay come within the purview of Rule 12b-1. Another section of the first part of the Distribution Plan authorizes Aquila Management Corporation (the "Administrator"), not the Fund, to make certain payments to certain Qualified Recipients (as defined in the Distribution Plan) which have rendered assistance in the distribution and/or retention of the Funds' shares. For the Cash Fund, these payments may not exceed 0.15 of 1% of the average annual net assets of the Fund for a fiscal year; for the Tax-Free Fund and the Government Securities Fund, the rate is 0.10 of 1%.

     The second part of each Distribution Plan provides for payments by the Fund out of its assets to "Designated Payees," which are broker-dealers, other financial institutions and service providers which have entered into appropriate agreements with the Distributor and which have rendered assistance in the distribution and/or retention of the Funds' Service Shares or in the servicing of Service Share accounts. The total payments under this part of each Distribution Plan may not exceed 0.25 of 1% of the average annual assets of the Fund represented by Service Shares. Subject to this limitation and to the overall direction and oversight of the Board of Trustees, the Distributor is authorized to determine the amounts paid to each Designated Payee, taking into account, among other factors, the Designated Payee's "Qualified Holdings" i.e., the number of Service Shares beneficially owned by the Designated Payee or its customers or clients, whether the Designated Payee was instrumental in the purchase and/or retention of, or provides administrative or other services in connection with, such shares.

     A Designated Payee may, consistent with its agreement with the Distributor, pass on a portion of the payments it receives under the Distribution Plan to other financial institutions or service organizations that also render assistance in the distribution, retention and/or servicing of Service Shares. The Bank of Hawaii and Bancorp Investment Group, "affiliated persons," as defined in the 1940 Act, of the Adviser, are among those who, indirectly through one or more Designated Payees, will receive payments authorized by the Plan in consideration of their services in connection with investments in Service Shares by their customers.

     Because payments by each Fund under this part of its Distribution Plan relate to sales and services in connection solely with Service Shares, they are borne only by that class of shares.
Accordingly, dividends on Service Shares generally will differ from those paid on Original Shares; see "Dividend and Tax
Information."

     If you purchase Service Shares directly from the Fund, some or all of the services offered by recipients of payments under the Distribution Plan may not be available to you.

     A financial institution that holds Original Shares of any Fund on behalf of its clients receives no compensation from such Fund for any services it provides in connection with those shares, although it may receive compensation from its clients and/or from the Administrator out of the Administrator's own resources. Accordingly, any compensation that a financial institution may receive for services provided in connection with Original Shares may be expected to differ both as to source and amount from that received in connection with Service Shares.

     See the Additional Statement for further information about the Distribution Plan.

                  HOW TO REDEEM YOUR INVESTMENT

     Each Fund provides day-to-day liquidity. You may redeem all or any part of your Service Shares at any time at the net asset value next determined after acceptance of your redemption request at the Agent. Redemptions can be made by the various methods described below. Except for shares recently purchased by check as discussed below, there is no minimum time period for any investment in any Fund. There are no redemption fees or withdrawal penalties. If you purchase Service Shares of any Fund through broker-dealers, banks and other financial institutions which serve as shareholders of record you must redeem through those institutions, which are responsible for prompt transmission of redemption requests. In all other cases, you may redeem directly, but a completed purchase Application must have been received by the Agent before redemption requests can be honored. A redemption may result in a taxable transaction to you, but only if there has been a change in the net asset value per share, which will occur only under extraordinary circumstances.

     For your convenience each Fund offers expedited redemption to provide you with a high level of liquidity for your investment.

Expedited Redemption Methods
(Non-Certificate Shares)

     You have the flexibility of three expedited methods of initiating redemptions. These are available as to Service Shares not represented by certificates.

     1. By Telephone. The Agent will accept instructions by telephone from anyone to redeem Service Shares and make payments to a Financial Institution account you have predesignated. See "Redemption Payments" below for payment methods. Your name and your account number must be supplied.

     To redeem an investment in Service Shares by this method, telephone:

                     800-255-2287 toll free

     Note: The Funds, the Agent, and the Distributor will not be responsible for any losses resulting from unauthorized telephone transactions if the Agent follows reasonable procedures designed to verify the identity of the caller. The Agent will request some or all of the following information: account name and number; name(s) and social security number registered to the account and personal identification; the Agent may also record calls. Shareholders should verify the accuracy of confirmation statements immediately upon receipt.

        2. By FAX or Mail. You may also request redemption payments to a predesignated Financial Institution account by a letter of instruction sent to: PFPC Inc., by FAX at 302-791-1777 or by mail at 400 Bellevue Parkway, Wilmington, DE 19809, indicating Fund name, account number, amount to be redeemed and any payment directions, signed by the registered holder(s). Signature guarantees are not required. See "Redemption Payments" below for payment methods.

     If you wish to have redemption proceeds sent to a Financial Institution Account, you should so elect on the Expedited Redemption section of the Application or the Ready Access Features form and provide the required information concerning the Financial Institution account number. The Financial Institution account must be in the exclusive name(s) of the shareholder(s) as registered with the Fund(s). You may change the designated Financial Institution account at any time by completing and returning a Ready Access Features form. For protection of your assets, this form requires signature guarantees and possible additional documentation.

        3. By Check. The Agent will, upon request, provide you with forms of drafts ("checks") drawn on PNC Bank, NA (the "Bank"). This feature is not available if your shares are represented by certificates. These checks represent a further alternative redemption means and you may make them payable to the order of anyone in any amount of not less than $100. If you wish to use this check writing redemption procedure you should notify the Agent or so indicate on your Application. You will be issued special checks to be drawn against the Bank for this purpose. You will be subject to the Bank's rules and regulations governing its checking accounts. If the account is registered in more than one name, each check must be signed by each account holder exactly as the names appear on the account registration, unless expressly stated otherwise on your Application.

     There is no charge for the maintenance of this special check writing privilege or for the clearance of any checks.

        When such a check is presented to the Bank for payment, a sufficient number of full and fractional shares in your account will be redeemed to cover the amount of the check. This check writing redemption procedure enables you to continue receiving dividends on those shares equaling the amount being redeemed by check until such time as the check is actually presented to the Bank for payment.

     As these checks are redemption drafts relating to Service Shares, you should be certain that adequate shares for which certificates have not been issued and which were not recently purchased by check are in the account to cover the amount of the check. See "Redemption Payments" below for more details as to special problems as to Service Shares recently purchased by check
 . If insufficient redeemable shares are in the account, the redemption check will be returned marked "insufficient funds." The fact that redemption checks are drafts may also permit a bank in which they are deposited to delay crediting the account in question until that bank has received payment funds for the redemption check.

        Checks may not be directly presented to any branch of the Bank. This does not affect checks used for the payment of bills or cashed at other banks. You may not use checks to close your account, since the number of shares in your account changes daily through dividend payments which are automatically reinvested in full and fractional shares. Consequently, you may not present a check directly to the Bank and request redemption for all or substantially all shares held in your account. Only expedited redemption to a predesignated bank account or the regular redemption method (see below) may be used when closing your account.



     Multiple Redemption Services. You are not limited in choice of redemption methods but may utilize all available forms. However, when both redemption to a predesignated bank account and check writing are desired, you must so elect on the Application, or by proper completion of a Ready Access Features form.

Regular Redemption Method
(Certificate and Non-Certificate Shares)



   1. Certificate Shares. Certificates in blank
     (unsigned) representing Service Shares to be redeemed should be sent to the Funds' Shareholder Servicing Agent:
     PFPC Inc., 400 Bellevue Parkway, Wilmington, DE 19809, with instructions. A stock assignment form signed by the registered shareholder(s) exactly as the account is registered must also be sent to the Shareholder Servicing Agent.

     For your own protection, it is essential that certificates be mailed separately from signed redemption documentation. Because of possible mail problems, it is also recommended that certificates be sent by registered mail, return receipt requested.

     For the redemption request to be in "proper form," the signature or signatures must be the same as in the registration of the account. In a joint account, the signatures of both shareholders are necessary. Additional documentation may be required where shares are held by a corporation, partnership, trustee or executor, or if redemption is requested by other than the shareholder of record. If redemption proceeds of less than $50,000 are payable to the record holder and are to be sent to the record address, no signature guarantee is required.In all other cases, signatures must be guaranteed by a member of a national securities exchange, a U.S. bank or trust company, a state-chartered savings bank, a federally chartered savings and loan association, a foreign bank having a U.S. correspondent bank, a participant in the Securities Transfer Association Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) or the New York Stock Exchange, Inc. Medallion Signature Program
(MSP). A notary public is not an acceptable signature guarantor.

        2. Non-Certificate Shares. If you own non-certificate Service Shares registered on the books of a Fund, and you have not elected Expedited Redemption to a predesignated Financial Institution account, you must use the Regular Redemption Method. Under this redemption method you should send a letter of instruction to: PFPC Inc., 400 Bellevue Parkway, Wilmington, DE 19809, containing:

          Fund Name;

          Account Name(s);

          Account Number;

          Dollar amount or number of shares to be redeemed or a statement that all shares held in the account are to be redeemed;

          Payment instructions (normally redemption proceeds will be mailed to your address as registered with the Funds);

          Signature(s) of the registered shareholder(s); and

          Signature guarantee(s), if required, as indicated above.

Redemption Payments

     For redemptions of Service Shares other than by checks you have written, redemption payments will ordinarily be mailed to you at your address of record. If you so request and the amount of your redemption proceeds is $1,000 or more, the proceeds will, wherever possible, be wired or transferred through the facilities of the Automated Clearing House to the Financial Institution account specified in the Expedited Redemption section of your Application or Ready Access Features form. Any Fund may impose a charge, not exceeding $5.00 per wire redemption, after written notice to shareholders who have elected this redemption procedure. No Fund has any present intention of making this charge. Upon 30 days' written notice to shareholders, any Fund may modify or terminate the use of the Automated Clearing House to make redemption payments at any time or charge a service fee, although no such fee is currently contemplated. If any such changes are made, the Prospectus will be supplemented to reflect them. If you use a broker or dealer to arrange for a redemption, you may be charged a fee for this service.

     Redemption proceeds on Service Shares issued under the third method under which shares are issued (see "When Shares Are Issued and Dividends Are Declared on Them" under "How to Invest in the Funds") will be wired in Federal funds on the date of redemption, if practicable, and, if not practicable, as soon thereafter as practicable, irrespective of amount. Redemption requests as to such shares may be made by telephone.

     Except as indicated above, each Fund will normally make payment for all Service Shares redeemed on the next Business Day following receipt of request. Except as set forth below, in no event will payment be made more than seven days after receipt of a redemption request made in compliance with one of the redemption methods specified above. However, the right of redemption may be suspended or the date of payment postponed (i) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when trading on such exchange is restricted as determined by the Securities and Exchange Commission by rule or regulation; (ii) during periods in which an emergency, as determined by the Securities and Exchange Commission, exists which causes disposal of, or valuation of the net asset value of, the portfolio securities of the Fund to be unreasonable or impracticable; or (iii) for such other periods as the Securities and Exchange Commission may permit. Payment for redemption by any method (including redemption by check) of Service Shares recently purchased by check (irrespective of whether the check is a regular check or a certified, cashier's or official bank check) or by Automatic Investment or Telephone Investment may be delayed up to 15 days or until (i) the purchase check or Automatic Investment or Telephone Investment has been honored or (ii) the Agent has received assurances by telephone or in writing from the bank on which the purchase check was drawn or from which the funds for Automatic Investment or Telephone Investment were transferred, satisfactory to the Agent and the Fund, that the purchase check or Automatic Investment or Telephone Investment will be honored. Service Shares so purchased within the prior 15 days will not be redeemed under the check writing redemption procedure and a shareholder must not write a check if (i) it will be presented to the Custodian for payment within 15 days of a purchase of Service Shares by check and (ii) the redemption check would cause the redemption of some or all of those shares. Possible delays in payment of redemption proceeds can be eliminated by using wire payments or Federal Reserve drafts to pay for purchases.

     If the Board of Trustees determines that it would be detrimental to the best interests of the remaining shareholders of any Fund to make payment wholly or partly in cash, that Fund may pay the redemption price in whole or in part by the distribution in kind of securities from the portfolio of the Fund, in lieu of cash, in conformity with applicable rules of the Securities and Exchange Commission. See the Additional Statement for details.

     Each Fund has the right to compel the redemption of shares held in any account if the aggregate net asset value of such shares is less than $500 due to shareholder redemptions. If the Board of Trustees elects to do this, shareholders who are affected will receive prior written notice and will be permitted 60 days to bring their accounts up to the minimum before this redemption is processed.

                    AUTOMATIC WITHDRAWAL PLAN

     If you own or purchase Service Shares of any Fund having a net asset value of at least $5,000 and these shares have been purchased directly rather than through a financial intermediary, you may establish an Automatic Withdrawal Plan under which you will receive a monthly or quarterly check in a stated amount, not less than $50. If such a plan is established, all dividends and distributions must be reinvested in your shareholder's account. See the Automatic Withdrawal Plan provisions of the Application included in the Prospectus, the Additional Statement under "Automatic Withdrawal Plan" and "Dividend and Tax Information" below.

                     MANAGEMENT ARRANGEMENTS

The Board of Trustees

     The business and affairs of each Fund are managed under the direction and control of its Board of Trustees. The Additional
Statement lists the Funds' Trustees and officers and provides further information about them.

The Advisory Agreements

        Pacific Century Trust ("the Adviser"), a division of the Bank of Hawaii, supervises the investment program of each Fund and the composition of its portfolio. On September 30, 1997, the operations of Hawaiian Trust Company, Ltd., formerly a subsidiary of the Bank of Hawaii, became a division of the Bank of Hawaii and assumed the name Pacific Century Trust.

        The services of the Adviser to each Fund are rendered under an Investment Advisory Agreement between that Fund and the Adviser (together, the "Advisory Agreements") which were most recently approved by each Fund's shareholders on March 22, 1996.

     The Advisory Agreements of the Funds provide, subject to the control of the Board of Trustees, for investment supervision by the Adviser. Under the Advisory Agreements, the Adviser will furnish information as to the Fund's portfolio securities to any provider of fund accounting services to each Fund; will monitor records of each Fund as to the Fund's portfolio, including prices, maintained by such provider of such services; and will supply at its expense, monthly or more frequently as may be necessary, pricing of each Fund's portfolio based on available market quotations using a pricing service or other source of pricing information satisfactory to that Fund. Each Advisory Agreement states that the Adviser shall, at its expense, provide to the Fund all office space and facilities, equipment and clerical personnel necessary for the carrying out of the Adviser's duties under the Advisory Agreement.

     Under each Advisory Agreement, the Adviser pays all compensation of those officers and employees of the Fund and of those Trustees, if any, who are affiliated with the Adviser provided, however that if any Trustee is an affiliate of the Adviser solely by reason of being a member of its Board of Directors, the Trust may pay compensation to such Trustee, but at a rate no greater than the rate it pays to its other Trustees. Under the Advisory Agreements, each Fund bears the cost of preparing and setting in type its prospectuses, statements of additional information, and reports to its shareholders and the costs of printing or otherwise producing and distributing those copies of such prospectuses, statements of additional information and reports as are sent to its shareholders. Under each Advisory Agreement, all costs and expenses not expressly assumed by the Adviser or by the Administrator under the Fund's Administration Agreement or by the Fund's principal underwriter are paid by the Fund. The Advisory Agreements list examples of such expenses borne by the Funds, the major categories of such expenses being: legal and audit expenses, custodian and transfer agent, or shareholder servicing agent fees and expenses, stock issuance and redemption costs, certain printing costs, registration costs of the Funds and their shares under Federal and State securities laws, interest, taxes, and non-recurring expenses, including litigation.

        Under the Advisory Agreements, each Fund pays a fee payable monthly and computed on the net asset value of the Fund as of the close of business each business day. For the Cash Fund, the fee is payable at the annual rate of 0.33 of 1% of such net assets up to $325 million, and on net assets above that amount at an annual rate of 0.43 of 1% of such net assets; for each of the Tax-Free Fund and the Government Securities Fund, the annual rate is 0.27 of 1% of such net assets up to a stated amount of net assets and 0.33 of 1% on net assets above that amount. (The amount for the Tax-Free Fund is $95 million and for the Government Securities Fund the amount is $60 million.) However, the total fees which the Funds pay are at the annual rate of 0.50 of 1% of such net assets for the Cash Fund and 0.40 of 1% for the other Funds, since the Administrator also receives a fee from each of the Funds under the applicable Administration Agreement as discussed below. The Adviser and/or Administrator may, in order to attempt to achieve a competitive yield on the shares of a Fund, each waive all or part of either fee.

     The Adviser agrees in each case that its fee shall be reduced, but not below zero, by an amount equal to the pro-rata portion (based upon the aggregate fees of the Adviser and the Administrator) of the amount, if any, by which the total expenses of the Fund in any fiscal year, exclusive of taxes, interest and brokerage fees, shall exceed the lesser of (i) 2.5% of the first $30 million of average annual net assets of the Fund plus 2% of the next $70 million of such assets and 1.5% of its average annual net assets in excess of $100 million, or (ii) 25% of the Fund's total annual investment income.

     The Advisory Agreements contain provisions as to the allocation of the portfolio transactions of each Fund; see the Additional Statement. Under these provisions, the Adviser is authorized to consider sales of the Fund's shares in making this allocation.

The Administration Agreements

     Under Administration Agreements with each Fund (the "Administration Agreements"), Aquila Management Corporation as Administrator, at its own expense, provides office space, personnel, facilities and equipment for the performance of its functions thereunder and as is necessary in connection with the maintenance of the headquarters of the Fund and pays all compensation of the Fund's Trustees, officers and employees who are affiliated persons of the Administrator. The Administration Agreements went into effect November 1, 1993.

     Under the Administration Agreements, subject to the control of the Funds' Board of Trustees, the Administrator provides all administrative services to each Fund other than those relating to its investment portfolio and the maintenance of its accounting books and records. Such administrative services include but are not limited to maintaining books and records (other than accounting books and records) of the Funds, and overseeing all relationships between the Funds and their transfer agent, custodian, legal counsel, auditors and principal underwriter, including the negotiation of agreements in relation thereto, the supervision and coordination of the performance of such agreements, and the overseeing of all administrative matters which are necessary or desirable for effective operation of the Funds and for the sale, servicing or redemption of the Funds' shares. See the Additional Statement for a further description of functions listed in the Administration Agreements as part of such duties.

        Under each Administration Agreement, the Fund pays a fee payable monthly and computed on the net asset value of the Fund at the end of each business day. For the Cash Fund, the fee is payable at the annual rate of 0.17 of 1% of such net assets up to $325 million, and on net assets above that amount at an annual rate of
0.07 of 1% of such net assets; for each of the Tax-Free Fund and the Government Securities Fund, the annual rate is 0.13 of 1% of such net assets up to a stated amount of net assets and 0.07 of 1% on net assets above that amount. (The amount for the Tax-Free Fund is $95 million and for the Government Securities Fund the amount is $60 million.) The Administrator has agreed in each case that its fee shall be reduced, but not below zero, by an amount equal to its pro-rata portion (based upon the aggregate fees of the Adviser and the Administrator) of the amount, if any, by which the total expenses of the Fund in any fiscal year, exclusive of taxes, interest, and brokerage fees, shall exceed the lesser of (i) 2.5% of the first $30 million of average annual net assets of the Fund plus 2% of the next $70 million of such assets and 1.5% of its average annual net assets in excess of $100 million, or (ii) 25% of the Fund's total annual investment income.

Information about the Adviser,
the Administrator and the Distributor

        The Adviser is a division of Bank of Hawaii, all of whose shares are owned by Bancorp Hawaii, Inc. ("Bancorp") and Bank of Hawaii's directors (each of whom owns qualifying shares as required by Hawaii law). Bancorp is a bank holding company registered under the Bank Holding Company Act of 1956, as amended, and its common stock is registered under the Securities Exchange Act of 1934 and is listed and traded on the New York Stock Exchange. Bancorp files annual and periodic reports with the Securities and Exchange Commission which are available for public inspection. See the Additional Statement as to the legality, under the Federal banking laws, of the Adviser's acting as the Funds' investment adviser.

        The Funds' Administrator is founder of, and administrator to, the Aquilasm Group of Funds, which consists of tax-free municipal bond funds, two equity funds and money market funds. As of March 31, 1998, these funds had aggregate assets of approximately $2.9 billion, of which approximately $900 million consisted of assets of money market funds. The Administrator, which was founded in 1984, is controlled by Mr. Lacy B. Herrmann (directly, through a trust and through share ownership by his wife). See the Additional Statement for information on Mr. Herrmann and these arrangements.

        For each Fund's fiscal year ended March 31, 1998, under its Advisory Agreement and its Administration Agreement, the Cash Fund, the Tax-Free Fund and the Government Securities Fund paid or accrued to the Adviser fees of $1,791,797, $271,071 and $588,596, respectively, and paid or accrued to the Administrator fees of $669,595, $125,970 and $168,490, respectively.

     The Distributor currently handles the distribution of the shares of fourteen funds (five money market funds, seven tax-free municipal bond funds and two equity funds), including the Funds. Under Distribution Agreements with the Funds, the Distributor is responsible for the payment of certain printing and distribution costs relating to prospectuses and reports as well as the costs of supplemental sales literature, advertising and other promotional activities.

        At the date of this Prospectus, there is a proposed transaction whereby all of the shares of the Distributor, which are currently owned 75% by Mr. Herrmann and 25% by Diana P. Herrmann, will be owned by certain directors and/or officers of the Administrator and/or the Distributor, including Mr. Herrmann and Ms. Herrmann.

                  DIVIDEND AND TAX INFORMATION

     All of the Funds' net income for dividend purposes (see below) will be declared daily as dividends; see "When Shares Are Issued and Dividends Are Declared on Them" under "How to Invest in the Funds" for information as to when dividends on Service Shares are declared. Dividends are paid within a week before or after the end of each month and invested in additional shares at net asset value on the payable date, or, at your election, paid in cash by check. This election may be made in the Application or by subsequent written notice to the Agent. You may also elect to have dividends deposited without charge by electronic funds transfers into an account at a Financial Institution which is a member of the Automated Clearing House by completing a Ready Access Features form. If you redeem all of your Service Shares you will be credited on the redemption payment date with the amount of all dividends declared for the month through the date of redemption, or through the day preceding the date of redemption in the case of shares on which income dividends were declared on the same day on which the shares were issued.

     You will receive monthly a summary of your account, including information as to dividends paid during the month and the shares credited to the account through reinvestment of dividends.

     Daily dividends for a Fund will be calculated as follows: the net income for dividend purposes will be calculated immediately prior to the calculation of net asset value and will include accrued interest and original issue and market discount earned since the last valuation, less the estimated expenses of the Fund (including expenses allocable to each particular class of shares) and amortized original issue and market premium for the period. However, the calculation of the dividend could change under certain circumstances under the procedures adopted by the Board of Trustees relating to "amortized cost" valuation; see the Additional Statement.

     Dividends paid by each Fund with respect to Service Shares and Original Shares will be calculated in the same manner, at the same time, on the same day, and will be in the same amount except that any class expenses (including payments made by Service Shares under the Distribution Plan) will be borne exclusively by that class. Dividends on Original Shares are expected generally to be higher than those on Service Shares because expenses allocated to Service Shares will generally be higher.

     Dividends so paid will be taxable to shareholders as ordinary income (except as described in "Tax Information Concerning the Tax-Free Fund" below), even though reinvested, unless the net income, computed as above, exceeds "earnings and profits," as determined for tax purposes; this could occur because net income as so determined will include certain unrealized appreciation and discount which is not included for tax purposes. If dividends exceed a shareholder's ratable share of "earnings and profits," the excess will reduce the cost or other tax basis for his or her shares; any reduction which would otherwise result in a negative basis will cause the basis to be reduced to zero, with any remaining amount being taxed as capital gain. The dividends paid by the Funds will not be eligible for the 70% dividends received deduction for corporations. Statements as to the tax status of each investor's dividends will be mailed annually.

     It is possible but unlikely that a Fund may have realized long-term capital gains or losses in a year. If it has any net long-term gains realized through October 31st of a year, it will pay a capital gains distribution after that date. It may also pay a supplemental distribution after the end of its fiscal year. Any capital gains distribution will be taxed at the same rate as ordinary income, except that for individuals, trusts and estates the maximum tax rate on capital gains distributions is 28% even if the applicable rate on ordinary income for such taxpayers is higher than 28%.

     Each Fund will be required to withhold, subject to certain exemptions, at a rate of 31% on dividends paid or credited to shareholders and on redemption proceeds, if a correct Taxpayer Identification Number, certified when required, is not on file with it.

     Each Fund, during its last fiscal year, qualified and intends to continue to qualify under subchapter M of the Internal Revenue
Code; if so qualified it will not be liable for Federal income taxes on amounts distributed by the Fund.

Tax Information Concerning the Tax-Free Fund

     The Tax-Free Fund seeks to pay "exempt-interest dividends." In the case of the Tax-Free Fund, these are dividends derived from net income received by the Tax-Free Fund on its Municipal Obligations, provided that, as the Tax-Free Fund intends, at least 50% of the value of its assets is invested in tax-exempt obligations. Such dividends are exempt from regular Federal income tax. Classification of dividends as exempt-interest or non-exempt-interest is made by one designated percentage applied uniformly to all income dividends made during the Tax-Free Fund's tax year. Such designation will normally be made in the first month after the end of each of the Tax-Free Fund's fiscal years as to income dividends paid in the prior year. The percentage of income designated as tax-exempt for any particular dividend may be different from the percentage of the Tax-Free Fund's income that was tax-exempt during the period covered by the dividend.

     A shareholder receiving a dividend from net interest income earned by the Tax-Free Fund from one or more of (i) Taxable Obligations and (ii) income from repurchase agreements and securities loans, treats the dividend as a receipt of ordinary income in the computation of the shareholder's gross income regardless of whether it is reinvested in Tax-Free Fund shares; such dividends and capital gains distributions are not included in exempt-interest dividends.

     Under the Code, interest on loans to purchase or carry shares of the Tax-Free Fund may not be deducted for Federal tax purposes, unless the Tax-Free Fund realizes taxable income, in which case interest would be deductible in proportion to the Tax-Free Fund's taxable income. In addition, under rules used by the Internal Revenue Service for determining when borrowed funds are deemed used for the purpose of purchasing or carrying particular assets, the purchase of shares of the Tax-Free Fund may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of shares. Moreover, the receipt of tax-exempt dividends from the Tax-Free Fund by an individual shareholder may result in some portion of the social security payments or railroad retirement benefits received by the shareholder or the shareholder's spouse being included in taxable income. Furthermore, persons who are "substantial users" (or persons related thereto) of facilities financed by industrial development bonds or private activity bonds should consult their own tax advisers before purchasing shares.

     While interest from all Municipal Obligations is tax-exempt under the Code for purposes of computing the regular tax, interest from so-called private activity bonds issued after August 7, 1986 constitutes a tax preference for both individuals and corporations and thus will enter into a computation of the alternative minimum tax. Whether or not that computation will result in a tax will depend on the entire content of the taxpayer's return. The Tax-Free Fund will not invest in the types of Municipal Obligations which would give rise to interest that would be subject to alternative minimum taxation if more than 20% of its assets would be so invested, and may refrain from investing in that type of Municipal Obligation completely. The 20% limit is a fundamental policy of the Tax-Free Fund. Corporations receiving exempt-interest dividends from the Tax-Free Fund are subject to additional provisions applying the alternative minimum tax.

Hawaiian Tax Information

       The Tax-Free Fund, and dividends and distributions made by the Tax-Free Fund to Hawaii residents, will generally be treated for Hawaii income tax purposes in the same manner as they are treated under the Code for Federal income tax purposes. Under Hawaii law, however, interest derived from obligations of states (and their political subdivisions) other than Hawaii will not be exempt from Hawaii income taxation. (Interest derived from bonds or obligations issued by or under the authority of the following is exempt from Hawaii income taxation: Guam, Northern Mariana Islands, Puerto Rico, and the Virgin Islands.) For the calendar years 1997, 1996 and 1995, the percentage of the Tax-Free Fund's dividends exempt from State of Hawaii income taxes was 44.9%, 41.3% and 34.8%, respectively, which should not be considered predictive of future results.

     Interest on Hawaiian Obligations, tax-exempt obligations of states other than Hawaii and their political subdivisions, and obligations of the United States or its possessions is not exempt from the Hawaii Franchise Tax. This tax applies to banks, building and loan associations, financial service loan companies, financial corporations, and small business investment companies.

     Persons or entities who are not Hawaii residents should not be subject to Hawaii income taxation on dividends and distributions made by the Tax-Free Fund but may be subject to other state and local taxes.

   Hawaiian Tax Information Concerning the Government Securities
Fund

        The Director of Taxation of Hawaii has stated to the Government Securities Fund that dividends paid by a regulated investment company from interest it receives on United States Government obligations will be exempt from State of Hawaii income tax. For the calendar years 1997, 1996 and 1995, the percentage of the Government Securities Fund's dividends exempt from State of Hawaii income taxes was 69.8%, 71.5% and 82.6%, respectively, which should not be considered predictive of future results. Dividends paid from other types of interest (including interest on U.S. Treasury repurchase transactions), and capital gains distributions, if any, will be taxable.

                       EXCHANGE PRIVILEGES

     You may exchange Service Shares in any Fund for Retail Class shares of any of the existing or future funds (series) of Pacific Capital Funds, each of which represents a different portfolio. The Adviser also acts as Investment Adviser to these funds. As of the date of this Prospectus, the existing funds are Growth Stock Fund, Growth and Income Fund, New Asia Growth Fund, Diversified Fixed Income Fund, Tax Free Securities Fund, Tax Free Short Intermediate Securities Fund, U.S. Treasuries Securities Fund and Short Intermediate U.S. Treasury Securities Fund. Each of these funds is referred to in the Prospectus as a "Pacific Capital Fund" and collectively they are referred to as the "Pacific Capital Funds" or the "Pacific Capital Exchange Group."

     Shareholders of any Fund may also exchange their Service Shares for Service Shares of any other Fund, all of which are series of the Business Trust and as such, have the same Administrator, Distributor and Adviser. They are collectively called the "Funds."

     All exchanges are subject to certain conditions described below.

Terms and conditions of the Exchange Privilege

     The Retail Class shares of each Pacific Capital Fund have an exchange privilege which allows further exchanges for Retail Class shares of each other Pacific Capital Fund at relative net asset values without the payment of additional sales charges.

     Under the exchange privileges of the Pacific Capital Exchange Group, once any applicable sales charge has been paid with respect to exchangeable shares of a fund in the Pacific Capital Exchange Group, those shares (and any shares acquired as a result of reinvestment of dividends and/or distributions) may be exchanged any number of times among the other funds of the Pacific Capital Exchange Group without the payment of any additional sales charge.

     The "Pacific Capital Eligible Shares" of any Pacific Capital Fund are those Retail Shares which were (a) acquired by direct purchase with payment of any applicable sales charge, or which were received in exchange for shares of another Pacific Capital Fund on which any applicable sales charge was paid; (b) acquired with payment of any applicable sales charge by exchange for Service Shares of a Fund; (c) acquired in one or more exchanges between Service Shares of Funds and Retail Shares of Pacific Capital Funds so long as the Pacific Capital Fund shares were acquired as set forth in (a) or (b); or (d) acquired as a result of reinvestment of dividends and/or distributions on Pacific Capital Eligible Shares. "Pacific Capital Eligible Shares" of a Fund are those Service Shares which were acquired (a) by exchange for other Pacific Capital Eligible Shares or (b) as a result of reinvestment of dividends and/or distributions of otherwise Pacific Capital Eligible Shares.

     If you own Pacific Capital Eligible Shares of a Fund, you may exchange them for shares of any Pacific Capital Fund without payment of any sales charge. The shares received will continue to be Pacific Capital Eligible shares.

     If you own Service Shares of any of the Funds that are not Pacific Capital Eligible Shares, you may exchange them for Service Shares of any other Fund without payment of any sales charge. The shares received will continue not to be Pacific Capital Eligible shares. You may also exchange them for the Retail Shares of any Pacific Capital Fund, but only upon payment of the appropriate sales charge.

     Each of the Funds, as well as the Pacific Capital Funds, reserves the right to reject any exchange into its shares, if the shares of the fund into which exchange is desired are not available for sale in the shareholder's state of residence, and to modify or terminate this exchange privilege at any time; in the case of termination, this Prospectus will be appropriately supplemented. No such modification or termination shall take effect on less than 60 days' written notice to shareholders.

        All exercises of the exchange privilege are subject to the conditions that (i) the shares being acquired are available for sale in your state of residence; and (ii) the aggregate net asset value of the shares surrendered for exchange is at least equal to the applicable minimum investment requirement of the investment company whose shares are being acquired.

     To effect an exchange, you must complete a form which is available from the Distributor, unless you have elected the Telephone Exchange feature on the Application. The exchange will be effected at the relative exchange prices of the shares being exchanged next determined after receipt by the Distributor of a properly completed form or Telephone Exchange request. The exchange prices will be the respective net asset values of the shares (unless a sales charge is to be deducted in connection with an exchange of shares of a Fund which are not Pacific Capital Eligible Shares for shares of a Pacific Capital Fund as described above, in which case the exchange price of shares of the Pacific Capital Fund will be its public offering price). Prices for exchanges are determined in the same manner as for purchases of shares.

        Dividends paid by the Funds are taxable, except to the extent that dividends paid by the Tax-Free Fund (which invests in tax-free municipal obligations) are exempt from regular Federal income tax and Hawaiian income tax, and to the extent that dividends paid by the Government Securities Fund (which invests in U.S. Government Obligations) are exempt from state income taxes. If your state of residence is not the same as that of the issuers of obligations in which a the Tax-Free Fund invests, the dividends from that fund may be subject to income tax of the state in which you reside. Accordingly, you should consult your tax adviser before acquiring shares of a such a fund under the exchange privilege arrangement.

     An exchange is treated for Federal tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss, depending on the cost or other tax basis of the shares exchanged and the holding period (see the Additional Statement); no representation is made as to the deductibility of any such loss that may occur.

     If you are considering an exchange into one of the funds listed above, you should send for and carefully read its Prospectus.

                       GENERAL INFORMATION

Description of Shares

     The Trust issues three series of shares, each series constituting the shares of a Fund. Each series has separate assets and liabilities and is comprised of two classes of shares: Original Shares and Service Shares; only Service Shares of the Funds are offered by this Prospectus. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. Each share represents an equal proportionate interest in a Fund. Income, direct liabilities and direct operating expenses of each series will be allocated directly to each series, and general liabilities and expenses, if any, of the Trust will be allocated among the series in a manner acceptable to the Board of Trustees. Certain expenses of a series specifically allocable to a particular class will be borne by that class; the expense of the series not so allocated will be allocated among the classes in a manner acceptable to the Board of Trustees and in accordance with any applicable exemptive order or Rule of the SEC. Upon liquidation of a series, shareholders of each class of the series are entitled to share pro-rata (subject to liabilities, if any, allocated specifically to that class) in the net assets of that series available for distribution to shareholders and upon liquidation of the Trust, the respective series are entitled to share proportionately in the assets available to the Trust after allocation to the various series. If they deem it advisable and in the best interests of shareholders, the Board of Trustees of the Trust may create additional classes of shares (subject to rules and regulations of the Securities and Exchange Commission or by exemptive order) or the Board of Trustees may, at its own discretion, create additional series of shares, each of which may have separate assets and liabilities (in which case any such series will have a designation including the word "Series"). See the Additional Statement for further information about possible additional classes or series. Shares are fully paid and non-assessable, except as set forth under the caption "General Information" in the Additional Statement; the holders of shares have no pre-emptive or conversion rights.

   The Year 2000

        Like other financial and business organizations, the Funds could be adversely affected if computer systems the Funds relies on do not properly process date-related information and data involving the year 2000 and after. The Administrator is taking steps that it believes are reasonable to address this problem in its own computer systems and to obtain assurances that comparable steps are being taken by the other major service providers to the Funds. The Administrator has also requested the Funds's portfolio manager to attempt to evaluate the potential impact of this problem on the issuers of securities in which the Funds invests. At this time there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds.

Voting Rights

     At any meeting of shareholders, shareholders are entitled to one vote for each dollar of net asset value (determined as of the record date for the meeting) represented by the shares held (and proportionate fractional votes for fractional dollar amounts). Shareholders will vote on the election of Trustees and on other matters submitted to the vote of shareholders. No amendment may be made to the Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of the Trust. The Trust may be terminated (i) upon the sale of its assets to another issuer, or (ii) upon liquidation and distribution of the assets of the Trust, in either case if such action is approved by the vote of the holders of a majority of the outstanding shares of each series. If not so terminated, the Trust will continue indefinitely. Rule 18f-2 under the Investment Company Act of 1940 provides that matters submitted to shareholders be approved by a majority of the outstanding voting securities of each series, unless it is clear that the interests of each series in the matter are identical or the matter does not affect a series. However, the rule exempts the selection of accountants and the election of Trustees from the separate voting requirement. Classes do not vote separately except that, as to matters exclusively affecting one class (such as the adoption or amendment of class-specific provisions of the Distribution Plan), only shares of that class are entitled to vote.

Description of Classes

     As stated above, each of the Funds of Cash Assets Trust has two classes of shares: Service Shares, which are offered by this Prospectus, and Original Shares. Potential investors in Service Shares may also be eligible to purchase Original Shares, which are offered in a separate prospectus that may be obtained by contacting the transfer agent of the Funds at the address or telephone number(s) given on the front cover of this Prospectus. Original Shares are sold solely to (1) financial institutions for their own account or for the investment of funds for which they act in a fiduciary, agency, investment advisory or custodial capacity; (2) persons entitled to exchange into such shares under the Fund's exchange privilege; and (3) shareholders of record on January 20, 1995, the date on which the Funds first offered two classes of shares.

[LOGO]                         Application for
        The Pacific Capital Funds of Cash Assets Trust - Service Shares
                Please complete steps 1 through 4 and mail to:
                                PFPC Inc.
                  400 Bellevue Parkway, Wilmington, DE 19809
                           Tel.# 1-800-255-2287

STEP 1
A. ACCOUNT REGISTRATION

___Individual  Use line 1
___Joint Account*  Use lines 1&2
___For a Minor  Use line 3
___For Trust, Corporation,
   Other Organization or
   any Fiduciary capacity
   Use line 4
 * Joint Accounts will be Joint
   Tenants with rights of survivorship
   unless otherwise specified.
** Uniformed Gifts/Transfers
   to Minors Act.

Please type or print name exactly as account is to be registered

1._____________________________________________________________________
  First Name  Middle Initial  Last Name   Social Security Number

2._____________________________________________________________________
  First Name  Middle Initial  Last Name   Social Security Number

3._____________________________________________________________________
  Custodian's First Name    Middle Initial    Last Name

Custodian for_________________________________________________________
              Minor's First Name    Middle Initial   Last Name
Under the________________ UGTMA**_____________________________________
          Name of State              Minor's Social Security Number

4._____________________________________________________________________

  _____________________________________________________________________
  (Name of Corporation or Organization. If a Trust, include the name(s) of Trustees in which account will be registered and the name and date of the Trust Instrument. Account for a Pension or Profit Sharing Plan or Trust may be registered in the name of the Plan or Trust itself.)

  ______________________________________________________________________
  Tax I.D. Number       Authorized Individual            Title


B. MAILING ADDRESS AND TELEPHONE NUMBER

  ______________________________________________________________________
  Street or PO Box                    City
  _________________________________     (____)__________________________
  State                    Zip           Daytime Phone Number

  Occupation:______________________  Employer:__________________________

  Employer's Address:___________________________________________________
                     Street Address:      City          State   Zip

  Citizen or resident of: ___ U.S. Other___ ______ Check here ___ if you are a non-U.S. Citizen or resident and not subject to back-up withholding (See certification in Step 4, Section B, below.)


C. INVESTMENT DEALER OR BROKER:
   (Important - to be completed by Dealer or Broker)

   ________________________________  _________________________________
   Dealer Name                          Branch Number

   ________________________________ _________________________________
   Street Address                       Rep.Number/Name

   ________________________________ (_______)________________________
   City           State     Zip      Area Code    Telephone



STEP 2
PURCHASES OF SHARES

A. INITIAL INVESTMENT

  ___ Pacific Capital Cash Assets Trust (910)
  ___ Pacific Capital Tax-Free Cash Assets Trust (920)
  ___ Pacific Capital U.S. Government Securities Cash Assets Trust (930)

  1) ___ By Check
  2) ___ By Wire

  1) By Check: Make check payable to either: Pacific Capital
  Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust, or Pacific Capital U.S. Government Securities Cash Assets Trust

  Amount of investment $ ____________ Minimum initial investment $1,000

                             OR
  2) By Wire*:

 $______________________________    From_______________________________
                                        Name of Financial Institution
  _________________________________     _______________________________
  Financial Institution Account No.     Branch, Street or Box#

  On_______________________________    ________________________________
             (Date)                     City         State   Zip

* NOTE: To insure prompt and proper crediting to your account, if you choose this method of payment you should first telephone the Agent (800-255-2287 toll free) and then instruct your Financial Institution to wire funds as indicated below for the appropriate Fund:

Wire Instructions:
PNC Bank, N A
ABA No. 0310-0005-3
CR A/C 04-01787

For further credit to (specify the Fund you are investing in)
    Pacific Capital Cash Assets Trust (Original Shares) A/C 85-0216-4589 Pacific Capital Tax-Free Cash Assets Trust (Original Shares)
      A/C 85-0216-4626
    Pacific Capital U.S. Government Securities Cash Assets Trust
     (Original Shares) A/C 85-0216-4714

Please include account name(s) and number (if an existing account) or the name(s) in which the investment is to be registered (if a new account).

           (A FINANCIAL INSTITUTION IS A COMMERCIAL BANK,
                  SAVINGS BANK OR CREDIT UNION.)


B. DIVIDENDS

   ALL INCOME DIVIDENDS ARE AUTOMATICALLY REINVESTED IN ADDITIONAL SHARES AT NET ASSET VALUE UNLESS OTHERWISE INDICATED BELOW.

   Dividends are to be:___ Reinvested or ___Paid in cash*

   * FOR CASH DIVIDENDS, PLEASE CHOOSE ONE OF THE FOLLOWING OPTIONS:

   ___Deposit directly into my/our Financial Institution account.
   ATTACHED IS A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK showing the Financial Institution account where I/we would like you to deposit the dividend.

   ___ Mail check to my/our address listed in Step 1B.



STEP 3
SPECIAL FEATURES

A. AUTOMATIC INVESTMENT PROGRAM
   (Check appropriate box)
   ___ Yes ___No

   This option provides you with a convenient way to have amounts automatically drawn on your Financial Institution account and invested in your account. To establish this program, please complete Step 4, Sections A & B of this Application.

   I/We wish to make regular monthly investments of $______ (minimum $50) on the ___ 1st day or ___ 16th day of the month (or on the first business day after that date).

      (YOU MUST ATTACH A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK)


B. TELEPHONE INVESTMENT
   (Check appropriate box)
   ___ Yes ___No

   This option provides you with a convenient way to add to your account (minimum $50 and maximum $50,000) at any time you wish by simply calling the Agent toll-free at 1-800-255-2287. To establish this program, please complete Step 4, Sections A & B of this Application.

      (YOU MUST ATTACH A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK)


C. AUTOMATIC WITHDRAWAL PLAN
   (Minimum investment $5,000)

   Application must be received in good order at least 2 weeks prior to 1st actual liquidation date.
   (Check appropriate box)
   ___ Yes ___No

      Please establish an Automatic Withdrawal Plan for this account, subject to the terms of the Automatic Withdrawal Plan Provisions set forth below. To realize the amount stated below, the Agent is authorized to redeem sufficient shares from this account at the then current Net Asset Value, in accordance with the terms below:

   Dollar Amount of each withdrawal $____________ beginning_______________
                                  Minimum:$50            Month/Year

           Payments to be made: ___ Monthly or ___ Quarterly

      Checks should be made payable as indicated below. If check is payable to a Financial Institution for your account, indicate
   Financial Institution name, address and your account number.

_______________________________________     __________________________
  First Name   Middle Initial   Last Name     Financial Institution Name

_______________________________________     __________________________
  Street                                      Financial Institution
                                               Street Address

_______________________________________     __________________________
  City                  State       Zip       City        State     Zip

                                      ____________________________________
                                      Financial Institution Account Number


D. TELEPHONE EXCHANGE
   (Check appropriate box)
   ___ Yes ___ No

This option allows you to effect exchanges among accounts in your name within the Business Trust and Pacific Capital Funds by telephone. TO MAKE A TELEPHONE EXCHANGE, CALL THE AGENT AT 1-800-255-2287

   The Agent is authorized to accept and act upon my/our or any other person's telephone instructions to execute the exchange of shares with identical shareholder registration in the manner described in the Prospectus. Except for gross negligence in acting upon such telephone instructions to execute an exchange, and subject to the conditions set forth herein, I/we understand and agree to hold harmless the Agent, each of the Aquila Funds and Pacific Capital Funds, and their respective officers, directors, trustees, employees, agents and affiliates against any liability, damage, expense, claim or loss, including reasonable costs and attorney's fees, resulting from acceptance of, or acting or failure to act upon, this Authorization.


E. EXPEDITED REDEMPTION
  (Check appropriate box)
  ___Yes ___ No

  The proceeds will be deposited to your Financial Institution account listed.

  TO MAKE AN EXPEDITED REDEMPTION, CALL THE AGENT AT 1-800-255-2287

   Cash proceeds in any amount from the redemption of shares will be mailed or wired, whenever possible, upon request, if in an amount of $1,000 or more to my/our account at a Financial Institution. The
Financial Institution account must be in the same name(s) as this Trust account is registered.

    (YOU MUST ATTACH A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK)

________________________________  ___________________________________
Account Registration              Financial Institution Account Number
________________________________  ___________________________________
Financial Institution Name        Financial Institution Transit/Routing
                                                                Number
________________________________  ___________________________________
   Street                               City          State     Zip


F. CHECKING ACCOUNT SERVICE
   (Check appropriate box)
   ___ Yes ___ No

      Please open a redemption checking account at PNC Bank, N A, in my (our) name(s) as registered and send me (us) a supply of checks. I (we) understand that this checking account will be subject to the rules and regulations of PNC Bank, N A, pertaining thereto and as amended from time to time. For joint account: Check here whether either owner ___ is authorized, or all owners ___ are required to sign checks. IF NO BOX IS CHECKED, TWO SIGNATURES WILL BE REQUIRED ON JOINT ACCOUNTS.



STEP 4 Section A
DEPOSITORS AUTHORIZATION TO HONOR DEBITS

       IF YOU SELECTED AUTOMATIC INVESTMENT OR TELEPHONE INVESTMENT
                 YOU MUST ALSO COMPLETE STEP 4, SECTIONS A & B.

I/We authorize the Financial Institution listed below to charge to my/our account any drafts or debits drawn on my/our account initiated by the Agent, PFPC Inc., and to pay such sums in accordance therewith, provided my/our account has sufficient funds to cover such drafts or debits. I/We further agree that your treatment of such orders will be the same as if I/we personally signed or initiated the drafts or debits.

I/We understand that this authority will remain in effect until you receive my/our written instructions to cancel this service. I/We also agree that if any such drafts or debits are dishonored, for any reason, you shall have no liabilities.

Financial Institution Account Number______________________________________

Name and Address
where my/our account     Name of Financial Institution____________________
is maintained            Street Address___________________________________
                         City______________________State_____ Zip_________

Name(s) and
Signature(s) of           _______________________________
Depositor(s) as they           (Please Print)
appear where account     X_______________________________     __________
is registered                    (Signature)                  (Date)

                         ________________________________
                                (Please Print)
                         X_______________________________     __________
                                  (Signature)                 (Date)



                           INDEMNIFICATION AGREEMENT

To: Financial Institution Named Above

So that you may comply with your depositor's request, Aquila Distributors, Inc. (the "Distributor") agrees:

1 Electronic Funds Transfer debit and credit items transmitted pursuant to the above authorization shall be subject to the provisions of the Operating Rules of the National Automated Clearing House Association.

2 To indemnify and hold you harmless from any loss you may suffer in connection with the execution and issuance of any electronic debit in the normal course of business initiated by the Agent (except any loss due to your payment of any amount drawn against insufficient or uncollected funds), provided that you promptly notify us in writing of any claim against you with respect to the same, and further provided that you will not settle or pay or agree to settle or pay any such claim without the written permission of the Distributor.

3 To indemnify you for any loss including your reasonable costs and expenses in the event that you dishonor, with or without cause, any such electronic debit.



STEP 4 Section B
SHAREHOLDER AUTHORIZATION/SIGNATURE(S) REQUIRED

  The undersigned warrants that he/she has full authority and is of legal age to purchase shares of the Trust and has received and read a current Prospectus of the Trust and agrees to its terms.

  I/We authorize the Trust and its agents to act upon these instructions for the features that have been checked.

  I/We acknowledge that in connection with an Automatic Investment or Telephone Investment, if my/our account at the Financial Institution has insufficient funds, the Trust and its agents may cancel the purchase transaction and are authorized to liquidate other shares or fractions thereof held in my/our Trust account to make up any deficiency resulting from any decline in the net asset value of shares so purchased and any dividends paid on those shares. I/We authorize the Trust and its agents to correct any transfer error by a debit or credit to my/our Financial Institution account and/or Trust account and to charge the account for any related charges.

  The Trust, the Agent and the Distributor and their Trustees, directors, employees and agents will not be liable for acting upon instructions believed to be genuine, and will not be responsible for any losses resulting from unauthorized telephone transactions if the Agent follows reasonable procedures designed to verify the identity of the caller. The Agent will request some or all of the following information: account name and number; name(s) and social security number registered to the account and personal identification; the Agent may also record calls. Shareholders should verify the accuracy of confirmation statements immediately upon receipt. Under penalties of perjury, the undersigned whose Social Security (Tax I.D.) Number is shown above certifies (i) that Number is my correct taxpayer identification number and (ii) currently I am not under IRS notification that I am subject to backup withholding (line out (ii) if under notification). If no such Number is shown, the undersigned further certifies, under penalties of perjury, that either (a) no such Number has been issued, and a Number has been or will soon be applied for; if a Number is not provided to you within sixty days, the undersigned understands that all payments (including liquidations) are subject to 31% withholding under federal tax law, until a Number is provided and the undersigned may be subject to a $50 I.R.S. penalty; or (b) that the undersigned is not a citizen or resident of the U.S.; and either does not expect to be in the U.S. for more than 183 days during each calendar year and does not conduct a business in the U.S. which would receive any gain from the Trust, or is exempt under an income tax treaty.

NOTE: ALL REGISTERED OWNERS OF THE ACCOUNT MUST SIGN BELOW.
FOR A TRUST, ALL TRUSTEES MUST SIGN.*

______________________________    __________________________  __________
Individual (or Custodian)          Joint Registrant, if any    Date
______________________________    __________________________  __________
Corporate Officer, Partner,                 Title              Date
Trustee, etc.

* For Trust, Corporations or Associations, this form must be accompanied by proof of authority to sign, such as a certified copy of the corporate resolution or a certificate of incumbency under the trust instrument.


SPECIAL INFORMATION

  Certain features (Automatic Investment, Telephone Investment, Expedited Redemption and Direct Deposit of Dividends) are effective 15 days after this form is received in good order by the Trust's Agent.

  You may cancel any feature at any time, effective 3 days after the Agent receives written notice from you.

  Either the Trust or the Agent may cancel any feature, without prior notice, if in its judgment your use of any feature involves unusual effort or difficulty in the administration of your account.

  The Trust reserves the right to alter, amend or terminate any or all features or to charge a service fee upon 30 days' written notice to shareholders except if additional notice is specifically required by the terms of the Prospectus.


BANKING INFORMATION

  If your Financial Institution account changes, you must complete a Ready Access features form which may be obtained from Aquila Distributors at 1-800-228-7496 and send it to the Agent together with a "voided" check or pre-printed deposit slip from the new account. The new Financial Institution change is effective in 15 days after this form is received in good order by the Trust's Agent.

INVESTMENT ADVISER
Pacific Century Trust
a division of
Bank of Hawaii
111 South King Street
Honolulu, Hawaii 96813

ADMINISTRATOR
Aquila Management Corporation
380 Madison Avenue, Suite 2300
New York, New York 10017

TRUSTEES
Lacy B. Herrmann, Chairman
Vernon R. Alden
Arthur K. Carlson
William M. Cole
Thomas W. Courtney
Richard W. Gushman, II
Stanley W. Hong
Theodore T. Mason
Russell K. Okata
Douglas Philpotts
Oswald K. Stender

OFFICERS
Lacy B. Herrmann, President
Diana P. Herrmann, Senior Vice President
Charles E. Childs, III, Senior Vice President
Sherri Foster, Vice President
Rose F. Marotta, Chief Financial Officer
Richard F. West, Treasurer
Edward M.W. Hines, Secretary

DISTRIBUTOR
Aquila Distributors, Inc.
380 Madison Avenue, Suite 2300
New York, New York 10017


TRANSFER AND SHAREHOLDER SERVICING AGENT
PFPC Inc.
400 Bellevue Parkway
Wilmington, Delaware 19809


CUSTODIAN
Bank One Trust Company, N.A.
100 East Broad Street
Columbus, Ohio 43271

INDEPENDENT AUDITORS
KPMG Peat Marwick LLP
345 Park Avenue
New York, New York 10154

COUNSEL
Hollyer Brady Smith Troxell
Barrett Rockett Hines & Mone LLP
551 Fifth Avenue
New York, New York 10176


TABLE OF CONTENTS

Highlights
Table of Expenses
Financial Highlights
Introduction
Investment Of The Funds' Assets
The Cash Fund And Its Investments
The Tax-Free Fund And Its Investments
The Government Securities Fund And Its Investments
Net Asset Value Per Share
How To Invest In The Funds
How To Redeem Your Investment
Automatic Withdrawal Plan
Management Arrangements
Dividend And Tax Information
Exchange Privileges
General Information
Application


The Pacific Capital Funds
         of
  Cash Assets Trust

Pacific Capital Cash Assets Trust
Pacific Capital Tax-Free Cash Assets Trust
Pacific Capital U.S. Government Securities Cash Assets Trust


Service Shares

                    The Pacific Capital Funds
                               of
                        CASH ASSETS TRUST

                Pacific Capital Cash Assets Trust
           Pacific Capital Tax-Free Cash Assets Trust
   Pacific Capital U.S. Government Securities Cash Assets Trust

                 380 Madison Avenue, Suite 2300
                    New York, New York 10017

                          212-697-6666
                  800-CATS-4-YOU (800-228-7496)

Statement of Additional Information             July 31, 1998

        This Statement of Additional Information (the "Additional Statement") is not a Prospectus. It relates to Cash Assets Trust (the "Trust") which has three separate funds, Pacific Capital Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust and Pacific Capital U.S. Government Securities Cash Assets Trust(each a "Fund" and collectively, the "Funds"). There are two Prospectuses for the Funds dated July 31, 1998: one describes Original Class Shares ("Original Shares"), the other describes Service Class shares "Service Shares") of the Funds. References in the Additional Statement to "the Prospectus" refer to either of these Prospectuses. The Additional Statement should be read in conjunction with the Prospectus for the class of shares in which you are considering investing. Either or both Prospectuses may be obtained from the Fund's Shareholder Servicing Agent, PFPC Inc., by writing to: 400 Bellevue Parkway, Wilmington, DE 19809 or by calling:
                     800-255-2287 toll free

or from Aquila Distributors, Inc., the Fund's Distributor, by writing to it at 380 Madison Avenue, Suite 2300, New York, New York 10017; or by calling:

             800-228-7496 toll free or 212-697-6666


        The Annual Report of the Funds for the fiscal year ended
March 31, 1998 will be delivered with the Additional Statement.


                        TABLE OF CONTENTS

Investment of the Trust's Assets . . . . . . . . . . . . . . . .3
Yield Information  . . . . . . . . . . . . . . . . . . . . . . .8
Investment Restrictions  . . . . . . . . . . . . . . . . . . . .9
Loans of Portfolio Securities  . . . . . . . . . . . . . . . . 10
Distribution Plan  . . . . . . . . . . . . . . . . . . . . . . 10
Limitation of Redemptions in Kind  . . . . . . . . . . . . . . 16
Trustees and Officers  . . . . . . . . . . . . . . . . . . . . 16
Additional Information as to Management Arrangements . . . . . 23
Amortized Cost Valuation . . . . . . . . . . . . . . . . . . . 27
Computation of Daily Dividends . . . . . . . . . . . . . . . . 28
Automatic Withdrawal Plan  . . . . . . . . . . . . . . . . . . 28
General Information  . . . . . . . . . . . . . . . . . . . . . 29
Appendix A . . . . . . . . . . . . . . . . . . . . . . . . . . 31

                INVESTMENT OF THE TRUST'S ASSETS

        The Pacific Capital Funds of Cash Assets Trust are Pacific Capital Cash Assets Trust (the "Cash Fund"), Pacific Capital Tax-Free Cash Assets Trust (the "Tax-Free Fund") and Pacific Capital U.S. Government Securities Cash Assets Trust (the "Government Securities Fund"). They are collectively referred to as the "Funds." Until April 1, 1998, the Government Securities Fund was called the Treasuries Fund. Each Prospectus contains information as to the purchase and redemption of one class of the Funds' shares. The investment objective and policies of each Fund are described in the Prospectus, which refers to the investments and investment methods described below.

Information on Variable Amount Master Demand Notes

     The Cash Fund may buy variable amount master demand notes. The nature and terms of these obligations are as follows. They permit the investment of fluctuating amounts by the Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the borrower. They permit daily changes in the amounts borrowed. The Cash Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may prepay up to the full amount of the note without penalty. Because these notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them. They are redeemable (and thus repayable by the borrower) at principal amount, plus accrued interest, at any time on not more than thirty days' notice. Except for those notes which are payable at principal amount plus accrued interest within seven days after demand, such notes fall within the Fund's overall 10% limitation on securities with possible limited liquidity. There is no limitation on the type of issuer from which these notes will be purchased; however, all such notes must be First Tier Securities and in connection with such purchases and on an ongoing basis, Hawaiian Trust Company, Limited (the "Adviser") will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes make demand simultaneously. Master demand notes as such are not typically rated by credit rating agencies and if not so rated the Fund may, under its minimum rating standards, invest in them only if at the time of an investment they are determined to be comparable in quality to rated issues in which the Fund can invest.

Information On Insured Bank Obligations

     The Federal Deposit Insurance Corporation ("FDIC") insures the deposits of Federally insured banks and, effective August 9, 1989, savings institutions (collectively herein, "banks") up to $100,000. On that date the FDIC assumed the insurance functions of the Federal Savings and Loan Insurance Corporation, which was abolished. The Cash Fund may purchase bank obligations which are fully insured as to principal by the FDIC. To remain fully insured as to principal, these investments must currently be limited to $100,000 per bank; if the principal amount and accrued interest together exceed $100,000 then the excess accrued interest will not be insured. Insured bank obligations may have limited marketability; unless the Board of Trustees determines that a readily available market exists for such obligations, the Cash Fund and the Tax-Free Fund will invest in them only within the 10% limit of each Fund mentioned in the Prospectus unless such obligations are payable at principal amount plus accrued interest on demand or within seven days after demand.

Information about Certain Other Obligations

     The Cash Fund may purchase obligations other than those listed in categories 1 through 5 under "The Cash Fund and its Investments," in the Prospectus, but only if such other obligations are guaranteed as to principal and interest by either a bank in whose obligations the Cash Fund may invest or a corporation in whose commercial paper it may invest. If any such guarantee is unconditional and is itself an Eligible Security, the obligation may be purchased based on the guarantee; if any such guarantee is not unconditional, purchase of the obligation can only be made if the underlying obligation is an Eligible Security and meets all other applicable requirements of Rule 2a-7 (the "Rule") of the Securities and Exchange Commission. See "Effect of the Rule on Portfolio Management" in the Prospectus. As of the date of the Additional Statement the Cash Fund does not own any such obligations and has no present intention of purchasing any. Such obligations can be any obligation of any kind so guaranteed, including, for example, obligations created by "securitizing" various kinds of assets such as credit card receivables or mortgages. If the Cash Fund invests in these assets, they will be identified in the Prospectuses and described in the Additional Statement.

Additional Information Regarding Municipal Obligations
Which The Tax-Free Fund May Purchase

Municipal Notes

     The Tax-Free Fund may invest in municipal notes. Municipal notes include, but are not limited to, tax anticipation notes ("TANs"), bond anticipation notes ("BANs"), revenue anticipation notes ("RANs"), and construction loan notes. Notes sold as interim financing in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuer.

     TANs. An uncertainty in a municipal issuer's capacity to raise taxes as a result of such things as a decline in its tax base or a rise in delinquencies could adversely affect the issuer's ability to meet its obligations on outstanding TANs. Furthermore, some municipal issuers mix various tax proceeds into a general fund that is used to meet obligations other than those of the outstanding TANs. Use of such a general fund to meet various obligations could affect the likelihood of making payments on TANs.

     BANs. The ability of a municipal issuer to meet its obligations on its BANs is primarily dependent on the issuer's adequate access to the longer term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal of, and interest on, BANs.

     RANs. A decline in the receipt of certain revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal of, and interest on, RANs.

Municipal Bonds

     The two principal classifications of municipal bonds are "general obligation" bonds and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and unlimited taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or projects or, in a few cases, from the proceeds of a special excise or other tax, but are not supported by the issuer's power to levy unlimited general taxes. There are, of course, variations in the security of municipal bonds, both within a particular classification and between classifications, depending on numerous factors. The yields of municipal bonds depend on, among other things, general financial conditions, general conditions of the municipal bond market, size of a particular offering, the maturity of the obligation and rating of the issue.

Other Information

     Since the Tax-Free Fund may invest in industrial development bonds or private activity bonds, the Tax-Free Fund may not be an appropriate investment for entities which are "substantial users" of facilities financed by those industrial development bonds or private activity bonds or for investors who are "related persons" of such users. Generally, an individual will not be a "related person" under the Internal Revenue Code unless such investor or his or her immediate family (spouse, brothers, sisters and lineal descendants) own directly or indirectly in the aggregate more than 50 percent of the equity of a corporation or is a partner of a partnership which is a "substantial user" of a facility financed from the proceeds of "industrial development bonds" or "private activity bonds". A "substantial user" of such facilities is defined generally as a "non-exempt person who regularly uses a part of [a] facility" financed from the proceeds of industrial development bonds or private activity bonds.

     As indicated in the Prospectus, under the Tax Reform Act of 1986, there are certain Municipal Obligations the interest on which is subject to the Federal alternative minimum tax on individuals. While the Tax-Free Fund may purchase these obligations, it may, on the other hand, refrain from purchasing them due to this tax consequence. Also, as indicated in the Prospectus, the Tax-Free Fund will not purchase Municipal Obligations the interest on which is not exempt from regular Federal income taxes. The foregoing may narrow the number of Municipal Obligations available to the Tax-Free Fund.

Ratings

     The ratings assigned by the nationally recognized statistical rating organizations ("NRSROs") represent their opinions of the quality of the debt securities which they undertake to rate. Ratings are general and not absolute standards of quality; consequently, obligations with the same maturity, stated interest rate and rating may have different yields, while obligations of the same maturity and stated interest rate with different ratings may have the same yield. See Appendix A to this Additional Statement for further information about the ratings of the NRSROs as to the various rated Municipal Obligations and Taxable Obligations which the Tax-Free Fund may purchase.

U.S. Government Securities

     All of the Funds may invest in U.S Government Securities (i.e., obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities), which include securities issued by the U.S. Government, such as Treasury Bills (which mature within one year of the date they are issued) and Treasury Notes and Bonds (which are issued with longer maturities). All Treasury securities are backed by the full faith and credit of the United States.

        The Funds may invest in securities of U.S. government agencies and instrumentalities that issue or guarantee securities. These include, but are not limited to, the Farmers Home Administration, Federal Farm Credit System, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Housing Administration, Federal National Mortgage Association, Financing Corporation, Government National Mortgage Association, Resolution Funding Corporation, Small Business Administration, Student Loan Marketing Association and the Tennessee Valley Authority.

        Securities issued or guaranteed by U.S. government agencies and instrumentalities are not always supported by the full faith and credit of the United States. Some, such as securities issued by the Federal Home Loan Banks, are backed by the right of the agency or instrumentality to borrow from the Treasury. Others, such as securities issued by the Federal National Mortgage Association, are supported only by the credit of the instrumentality and not by the Treasury. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment. The Funds will invest in government securities, including securities of agencies and instrumentalities only if Pacific Century Trust (the "Adviser"), acting under procedures approved by the Board of Trustees, is satisfied that these obligations present minimal credit risks.

Turnover

     In general, the Funds will purchase securities with the expectation of holding them to maturity. However, the Funds may to some degree engage in short-term trading to attempt to take advantage of short-term market variations. The Funds may also sell securities prior to maturity to meet redemptions or as a result of a revised management evaluation of the issuer. The Funds will have a high portfolio turnover due to the short maturities of the securities held, but this should not affect net asset value or income, as brokerage commissions are not usually paid on the securities in which the Funds invest. (In the usual calculation of portfolio turnover, securities of the type in which the Funds invests are excluded; consequently, the high turnover which the Funds will have is not comparable to the turnover of non-money-market investment companies.)

When-Issued and Delayed Delivery Securities

     The Cash Fund and the Tax-Free Fund may purchase securities on a when-issued or delayed delivery basis. For example, delivery and payment may take place a month or more after the date of the transaction. The purchase price and the interest rate payable on the securities are fixed on the transaction date. At the time that either Fund makes a commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction and thereafter reflect the value of such securities each day in determining its net asset value. The Cash Fund and the Tax-Free Fund will make commitments for such when-issued transactions only when they have the intention of actually acquiring the securities. The Cash Fund and the Tax-Free Fund will each maintain with the Custodian and mark to market every business day a separate account with portfolio securities in an amount at least equal to such commitments. On delivery dates for such transactions, the Cash Fund and the Tax-Free Fund will each meet their obligations from maturities or sales of the securities held in the separate account and/or from cash flow. If the Cash Fund or the Tax-Free Fund chooses to dispose of any right to acquire a when-issued security prior to its acquisition, they could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. Neither the Cash Fund nor the Tax-Free Fund may enter into when-issued commitments exceeding in the aggregate 15% of the market value of their respective total assets, less liabilities other than the obligations created by when-issued commitments.

Diversification and Certain Industry Requirements

     The Cash Fund has a rule, set forth in the Prospectus, under which it cannot buy the securities of issuers in any one industry if more than 25% of its total assets would then be invested in securities of issuers of that industry. In applying this rule to commercial paper issued by finance subsidiaries or affiliates of operating companies, if the business of the issuer consists primarily of financing the activities of the related operating company, the Fund considers the industry of the issuer to be that of the related operating company.

                        YIELD INFORMATION

     There are two methods by which the yields for any Fund's two classes of shares for a specified period of time are calculated.

     The first method, which results in an amount referred to as the "current yield," assumes an account containing exactly one share of the class at the beginning of the period. (The net asset value of this share will be $1.00 except under extraordinary circumstances.) The net change in the value of the account during the period is then determined by subtracting this beginning value from the value of the account at the end of the period; however, excluded from the calculation are capital changes, i.e., realized gains and losses from the sale of securities and unrealized appreciation and depreciation.

     This net change in the account value is then divided by the value of the account at the beginning of the period (i.e., normally $1.00 as discussed above) and the resulting figure (referred to as the "base period return") is then annualized by multiplying it by 365 and dividing it by the number of days in the period; the result is the "current yield." Normally a seven-day period will be used in determining yields (both the current and the effective yield discussed below) in published or mailed advertisements.

     The second method results in an amount referred to as the "compounded effective yield." This represents an annualization of the current yield with dividends reinvested daily. This compounded effective yield for a seven-day period would be computed by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

     Since calculations of both kinds of yields do not take into consideration any realized or unrealized gains or losses on any Fund's portfolio securities which may have an effect on dividends, the dividends declared during a period may not be the same on an annualized basis as either kind of yield for that period.

     Yield information may be useful to investors in reviewing a Fund's performance. However, a number of factors should be taken into account before using yield information as a basis for comparison with alternative investments. An investment in any Fund is not insured and its yields are not guaranteed. They normally will fluctuate on a daily basis. The yields for any given past period are not an indication or representation by any Fund of future yields or rates of return on its shares and, therefore, they cannot be compared to yields on savings accounts or other investment alternatives which often provide a guaranteed fixed yield for a stated period of time, and may be insured by a government agency. In comparing the yields of one money market fund to another, consideration should be given to each fund's investment policy, portfolio quality, portfolio maturity, type of instruments held and operating expenses.

     Because a given class of a Fund's shares may bear certain expenses allocated only to that class, it is expected that yields, which are affected in part by expenses, will differ as between the two classes of any Fund's shares. See "Dividend and Tax
Information" in the Prospectus.

                     INVESTMENT RESTRICTIONS

     Each Fund has a number of policies concerning what it can and cannot do. Those policies, which are called "fundamental policies," may not be changed unless the holders of a majority, as defined in the Investment Company Act of 1940 (the "1940 Act"), of the Trust's outstanding shares vote to change them. Under the 1940 Act, the vote of the holders of a majority of the outstanding shares of a Fund means the vote of the holders of the lesser of (a) 67% or more of the Fund's shares present at a meeting or represented by proxy if the holders of more than 50% of its shares are so present or represented, or (b) more than 50% of its outstanding shares. Those fundamental policies not set forth in the Prospectus are set forth below.

1. The Funds invest only in certain limited securities.

     The Funds cannot buy any voting securities, any commodities or commodity contracts, any mineral related programs or leases, any shares of other investment companies or any warrants, puts, calls or combinations thereof, except that the Tax-Free Fund may purchase Municipal Obligations with put rights in order to maintain liquidity and may purchase shares of other investment companies.

     The Cash Fund and the Tax-Free Fund cannot purchase or hold the securities of any issuer if, to their knowledge, Trustees, Directors or officers of the either or their Adviser individually owning beneficially more than 0.5% of the securities of that issuer together own in the aggregate more than 5% of such securities.

     The Cash Fund and the Tax-Free Fund cannot buy real estate or any non-liquid interests in real estate investment trusts; however, they can buy any securities which they could otherwise buy even though the issuer invests in real estate or interests in real estate.

2. Almost all of the Cash Fund's assets must be in established companies.

     Only 5% of the Cash Fund's total assets may be in issuers less than three years old, that is, which have not been in continuous operation for at least three years. This includes the operations of predecessor companies.

3. The Funds do not buy for control.

        The Funds cannot invest for the purpose of exercising control or management of other companies. This restriction is not applicable to the Government Securities Fund.

4. The Funds do not sell securities they do not own or borrow from brokers to buy securities.

     Thus, they cannot sell short or buy on margin.

5. The Funds are not an underwriters.

     The Funds cannot engage in the underwriting of securities, that is, the selling of securities for others. Also, they cannot invest in restricted securities. Restricted securities are securities which cannot freely be sold for legal reasons.

                  LOANS OF PORTFOLIO SECURITIES

     Any Fund may, to increase its income, lend its securities on a short- or long-term basis to broker-dealers, banks or certain other financial institutions (see below) if (i) the loan is collateralized in accordance with applicable regulatory requirements (the "Guidelines") and if (ii) after any loan, the value of the securities loaned does not exceed 10% of the value of its total assets. As of the date of this Additional Statement, none of the Funds foresee lending securities if after any loan the value of loaned securities exceeds 5% of the value of its total assets. The financial institutions other than broker-dealers or banks to which a Fund can lend its securities are limited to "accredited investors," as that term is defined in Section 2(15) of the Securities Act of 1933. (In general, such institutions are insurance companies, investment companies and certain employee benefit plans.) Under the present Guidelines (which are subject to change) the loan collateral must, on each business day, at least equal the value of the loaned securities and must consist of cash, bank letters of credit or U.S. Government Securities. To be acceptable as collateral, a letter of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. Such terms and the issuing banks would have to be satisfactory to the Fund. Any loan might be secured by any one or more of the three types of collateral. In addition, any such investment must meet the applicable requirements of the Rule. See "Effect of the Rule on Portfolio Management" in the Prospectus.

     A Fund receives amounts equal to the interest or other distributions on loaned securities and also receives one or more of the negotiated loan fees, interest on securities used as collateral or interest on the securities purchased with such collateral, either of which types of interest may be shared with the borrower. A Fund may also pay reasonable finder's, custodian and administrative fees but only to persons not affiliated with the Fund. The terms of each Fund's loans will meet certain tests under the Internal Revenue Code and permit the Fund to terminate the loan and thus reacquire loaned securities on five days' notice.

                        DISTRIBUTION PLAN

     Each Fund has adopted a Distribution Plan under Rule 12b-1 ("Rule 12b-1") under the 1940 Act, which have substantially the same terms. In the following material the "Plan" means the Plan of any of the Funds. Rule 12b-1 provides in substance that an investment company may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of its shares except pursuant to a plan adopted under Rule 12b-1. The Plan is in two parts.

     The Plan states that while it is in effect, the selection and nomination of those Trustees of any Fund who are not "interested persons" of the Fund shall be committed to the discretion of such disinterested Trustees but that nothing in the Plan shall prevent the involvement of others in such selection and nomination if the final decision on any such selection and nomination is approved by a majority of such disinterested Trustees.

Part I of the Plan

     Part I of the Plan is designed to protect against any claim involving the Fund that the administration fee and some of the expenses which the Fund pays or may pay come within the purview of Rule 12b-1. No Fund considers such fee or any payment enumerated in
Part I of the Plan as so financing any such activity. However, it might be claimed that such fee and some of the expenses a Fund pays come within the purview of Rule 12b-1. If and to the extent that any payments (including fees) specifically listed in Part I of the Plan are considered to be primarily intended to result in or are indirect financing of any activity which is primarily intended to result in the sale of a Fund's shares, these payments are authorized under the Plan.

     As used in Part I of the Plan, "Qualified Recipients" means
(i) any principal underwriter or underwriters of a Fund (other than a principal underwriter which is an affiliated person, or an affiliated person of an affiliated person, of the Administrator) and (ii) broker-dealers or others selected by Aquila Management Corporation (the "Administrator") with which it or a Fund has entered into written agreements ("Plan Agreements") and which have rendered assistance (whether direct, administrative or both) in the distribution and/or retention of a Fund's shares or servicing shareholder accounts. "Qualified Holdings" means, as to any Qualified Recipient, all Fund shares beneficially owned by such Qualified Recipient or by one or more customers (brokerage or other) or other contacts and/or its investment advisory or other clients, if the Qualified Recipient was, in the sole judgment of the Administrator, instrumental in the purchase and/or retention of such Fund shares and/or in providing administrative assistance in relation thereto.

        The Plan permits the Administrator to make payments ("Administrator's Permitted Payments") to Qualified Recipients. These Administrator's Permitted Payments are made by the Administrator and are not reimbursed by the Fund to the Administrator. Permitted Payments may not exceed, for any fiscal year of a Fund (pro-rated for any fiscal year which is not a full fiscal year), in the case of the Cash Fund, 0.15 of 1% of the average annual net assets of the Fund, and in the case of the Tax-Free Fund and the Government Securities Fund 0.10 of 1% of their respective average annual net assets. The Administrator shall have sole authority (i) as to the selection of any Qualified Recipient or Recipients; (ii) not to select any Qualified Recipient; and (iii) to determine the amount of Administrator's Permitted Payments, if any, to each Qualified Recipient, provided that the total Administrator's Permitted Payments to all Qualified Recipients do not exceed the amount set forth above. The Administrator is authorized, but not directed, to take into account, in addition to any other factors deemed relevant by it, the following: (a) the amount of the Qualified Holdings of the Qualified Recipient; (b) the extent to which the Qualified Recipient has, at its expense, taken steps in the shareholder servicing area; and (c) the possibility that the Qualified Holdings of the Qualified Recipient would be redeemed in the absence of its selection or continuance as a Qualified Recipient. Notwithstanding the foregoing two sentences, a majority of the Independent Trustees (as defined below) may remove any person as a Qualified Recipient. The Plan states that whenever the Administrator bears the costs, not borne by a Fund's Distributor, of printing and distributing all copies of the Fund's prospectuses, statements of additional information and reports to shareholders which are not sent to the Fund's shareholders, or the costs of supplemental sales literature and advertising, such payments are authorized.

     Part I of the Plan recognizes that, in view of the Administrator's Permitted Payments and bearing by the Administrator of certain distribution expenses, the profits, if any, of the Administrator are dependent primarily on the administration fees paid by the Fund to the Administrator and that its profits, if any, would be less, or losses, if any, would be increased due to such Administrator's Permitted Payments and the bearing by it of such expenses. If and to the extent that any such administration fees paid by the Fund might, in view of the foregoing, be considered as indirectly financing any activity which is primarily intended to result in the sale of shares issued by the Fund, the payment of such fees is authorized by Part I of the Plan.

     Part I of the Plan also states that if and to the extent that any of the payments listed below are considered to be "primarily intended to result in the sale of" shares issued by the Fund within the meaning of Rule 12b-1, such payments are authorized under the
Plan: (i) the costs of the preparation of all reports and notices to shareholders and the costs of printing and mailing such reports and notices to existing shareholders, irrespective of whether such reports or notices contain or are accompanied by material intended to result in the sale of shares of the Fund or other funds or other investments; (ii) the costs of the preparation and setting in type of all prospectuses and statements of additional information and the costs of printing and mailing all prospectuses and statements of additional information to existing shareholders; (iii) the costs of preparation, printing and mailing of any proxy statements and proxies, irrespective of whether any such proxy statement includes any item relating to, or directed toward, the sale of the Fund's shares; (iv) all legal and accounting fees relating to the preparation of any such reports, prospectuses, statements of additional information, proxies and proxy statements; (v) all fees and expenses relating to the registration or qualification of the Fund and/or its shares under the securities or "Blue-Sky" laws of any jurisdiction; (vi) all fees under the Securities Act of 1933 and the 1940 Act, including fees in connection with any application for exemption relating to or directed toward the sale of the Fund's shares; (vii) all fees and assessments of the Investment Company Institute or any successor organization, irrespective of whether some of its activities are designed to provide sales assistance;
(viii) all costs of the preparation and mailing of confirmations of shares sold or redeemed or share certificates, and reports of share balances; and (ix) all costs of responding to telephone or mail inquiries of investors or prospective investors.

     Part I of the Plan states that while Part I is in effect, the Fund's Administrator shall report at least quarterly to the Fund's Trustees in writing for its review on the following matters: (i) all Administrator's Permitted Payments made to Qualified Recipients, the identity of the Qualified Recipient of each Payment and the purpose for which the amounts were expended; (ii) all costs of each item specified in the second preceding paragraph (making estimates of such costs where necessary or desirable) during the preceding calendar or fiscal quarter; and (iii) all fees of the Fund to the Administrator paid or accrued during such quarter.

     Part I of the Plan defines as the Fund's Independent Trustees those Trustees who are not "interested persons" of the Fund as defined in the 1940 Act and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan. Part I of the Plan, unless terminated as hereinafter provided, continues in effect from year to year only so long as such continuance is specifically approved at least annually by the Fund's Trustees and its Independent Trustees with votes cast in person at a meeting called for the purpose of voting on such continuance. In voting on the implementation or continuance of Part I of the Plan, those Trustees who vote to approve such implementation or continuance must conclude that there is a reasonable likelihood that Part I of the Plan will benefit the Fund and its shareholders. Part I of the Plan may be terminated at any time by vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the 1940 Act) of the outstanding voting securities of the Fund. Part I of the Plan may not be amended to increase materially the amount of payments to be made without shareholder approval, and all amendments must be approved in the manner set forth above as to continuance of Part I of the Plan.

     Part I of the Plan states that in the case of a Qualified Recipient which is a principal underwriter of the Fund the Plan Agreement shall be the agreement contemplated by Section 15(b) of the 1940 Act since each such agreement must be approved in accordance with, and contain the provisions required by, Rule 12b-1. The Plan also states that in the case of Qualified Recipients which are not principal underwriters of the Fund, the Plan Agreements with them shall be the agreements with the Administrator with respect to payments under Part I of the Plan.

     Under Rule 12b-1, all agreements related to implementation of a plan must be in writing and must contain specified adoption and continuance requirements, including a requirement that they terminate automatically on their "assignment," as that term is defined in the 1940 Act. The other adoption and continuance requirements as to such agreements are the same as those described above as to Part I of the Plan itself except that: (i) no shareholder action is required for the approval of such agreements, and (ii) termination by Trustee or shareholder action as there described may be on not more than 60 days' written notice. The Plan Agreement between the Fund and the Administrator is governed by the foregoing requirements.

        During the Funds' fiscal year ended March 31, 1998 no Administrator's Permitted Payments (under $1,000) were made by the Administrator to Qualified Recipients.

     The formula under which the payments described above may be made under Part I of the Plan by the Administrator was arrived at by considering a number of factors. One of such factors is that such payments are designed to provide incentives for Qualified Recipients (i) in the case of Qualified Recipients which are principal underwriters, to act as such and (ii) in the case of all Qualified Recipients, to devote substantial time, persons and effort to the sale of the shares of the Fund. Another factor is that such payments by the Administrator to Qualified Recipients may provide the only incentive for Qualified Recipients to do so; there is no sales charge on the sale of the Fund's shares and, although
Part II of the Plan, as discussed below, permits certain payments by the Fund to persons providing distribution and/or shareholder service assistance, those payments are permitted only in connection with one of the Fund's two classes of shares. Another factor is that the Fund is one of a group of funds having certain common characteristics. Each such fund (i) is a money market fund; and
(ii) has as its investment adviser a banking institution or an affiliate which invests assets over which it has investment authority in money market funds advised by other banking institutions or affiliates. The marketing of the Fund's shares may be facilitated since each such institution can, due to these common characteristics, be fully and currently informed as to the quality of the investments of and other aspects of the operations of each of the other funds and if such an investment is otherwise appropriate, can, although not required to do so, invest assets over which it has investment authority in one or more of the other funds.

Part II of the Plan

     Part II of the Plan authorizes payment of certain distribution or service fees by the Fund in connection with Service Shares of the Fund.

     As used in Part II of the Plan, "Designated Payees" means (i) any principal underwriter or underwriters of the Fund and (ii) broker-dealers or others selected by Aquila Distributors, Inc. (the "Distributor") with which it or the Fund has entered into written agreements ("Distributor's Plan Agreements") and which have rendered assistance (whether direct, administrative or both) in the distribution and/or retention of shares of the specified class or servicing shareholder accounts with respect to those shares. "Qualified Holdings" means, as to any Designated Payee, all Service Shares beneficially owned by such Designated Payee or by one or more customers (brokerage or other) or other contacts and/or its investment advisory or other clients, if the Designated Payee was, in the sole judgment of the Distributor, instrumental in the purchase and/or retention of such shares and/or in providing administrative assistance in relation thereto.

     Part II of the Plan permits the Fund to make payments ("Fund's Permitted Payments") to Designated Payees. These Fund's Permitted Payments are made by the Fund directly or through the Distributor and may not exceed, for any fiscal year of the Fund (pro-rated for any fiscal year which is not a full fiscal year), 0.25 of 1% of the average annual net assets of the Fund represented by to the Service Shares class of Fund shares. Such payments are to be made out of the Fund assets allocable to Service Shares. The Distributor shall have sole authority (i) as to the selection of any Designated Payee or Payees; (ii) not to select any Designated Payee; and (iii) to determine the amount of Fund's Permitted Payments, if any, to each Designated Payee, provided that the total Fund's Permitted Payments to all Designated Payees do not exceed the amount set forth above. The Distributor is authorized, but not directed, to take into account, in addition to any other factors deemed relevant by it, the following: (a) the amount of the Qualified Holdings of the Designated Payee; (b) the extent to which the Designated Payee has, at its expense, taken steps in the shareholder servicing area; and
(c) the possibility that the Qualified Holdings of the Designated Payee would be redeemed in the absence of its selection or continuance as a Designated Payee. Notwithstanding the foregoing two sentences, a majority of the Independent Trustees (as defined below) may remove any person as a Designated Payee.

     Part II of the Plan states that while Part II is in effect, the Distributor shall report at least quarterly to the Fund's Trustees in writing for its review on the following matters: (i) all Fund's Permitted Payments made to Designated Payees, the identity of the Designated Payee of each Payment and the purpose for which the amounts were expended; and (ii) all fees of the Fund to the Distributor, sub-adviser or Administrator paid or accrued during such quarter.

     Part II of the Plan, unless terminated as hereinafter provided, continues in effect from year to year only so long as such continuance is specifically approved at least annually by the Fund's Trustees and its Independent Trustees with votes cast in person at a meeting called for the purpose of voting on such continuance. In voting on the implementation or continuance of Part II of the Plan, those Trustees who vote to approve such implementation or continuance must conclude that there is a reasonable likelihood that Part II of the Plan will benefit the Fund and its shareholders. Part II of the Plan may be terminated at any time by vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the 1940
Act) of the outstanding voting securities of the Service Shares class. Part II of the Plan may not be amended to increase materially the amount of payments to be made without shareholder approval, and all amendments must be approved in the manner set forth above as to continuance of Part II of the Plan.

     Part II of the Plan states that in the case of a Designated Payee, which is a principal underwriter of the Fund, the Distributor's Plan Agreement shall be the agreement contemplated by
Section 15(b) of the 1940 Act since each such agreement must be approved in accordance with, and contain the provisions required by, Rule 12b-1. The Plan also states that in the case of Designated Payees which are not principal underwriters of the Fund, the Distributor's Plan Agreements with them shall be the agreements with the Distributor with respect to payments under Part II of the Plan.

        During the fiscal year ended March 31, 1998, the following payments were made by each of the Funds to Designated Payees: Cash Fund, $225,212; Tax-Free Fund, $125,970; Government Securities Fund (then called the Treasuries Fund), $168,490. All such payments were for compensation.

                LIMITATION OF REDEMPTIONS IN KIND

     The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1 percent of the net asset value of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets into cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "Net Asset Value Per Share" in the Prospectus, and such valuation will be made as of the same time the redemption price is determined.

                      TRUSTEES AND OFFICERS

     The Trustees and officers of the Funds, their affiliations, if any, with the Adviser or Distributor and their principal occupations during at least the past five years are set forth below. Each of the Trustees and officers of the Funds holds the same position with all of the Funds. Each of the Trustees of the Funds is also a Trustee of Hawaiian Tax-Free Trust, a tax-free municipal bond fund which has the same Adviser and Administrator as the Funds. Mr. Herrmann is an interested person of each of the Funds, as that term is defined in the 1940 Act, as an officer of the Funds, as a Director and officer of Aquila Distributors, Inc. (the "Distributor") and as a shareholder of the Distributor. Mr. Philpotts is an interested person as a director of the Adviser. They are so designated by an asterisk. As of the date of this Additional Statement, the Trustees and officers of the Funds owned less than 1% of the outstanding shares of any of them.

Lacy B. Herrmann*, President and Chairman of the Board of
Trustees, 380 Madison Avenue, New York, New York 10017

   Founder, President and Chairman of the Board of Aquila Management Corporation since 1984, the sponsoring organization and Manager and/or Administrator and/or Adviser or Sub-Adviser to the following open-end investment companies, and Founder, Chairman of the Board of Trustees, and President of each: Churchill Cash Reserves Trust since 1985, a money market fund, which together with the Funds and Capital Cash Management Trust ("CCMT") are called the Aquila Money-Market Funds; Hawaiian Tax-Free Trust since 1984; Tax-Free Trust of Arizona since 1986; Tax-Free Trust of Oregon since 1986; Tax-Free Fund of Colorado since 1987; Churchill Tax-Free Fund of Kentucky since 1987; Tax-Free Fund For Utah since 1992; and Narragansett Insured Tax-Free Income Fund since 1992; each of which is a tax-free municipal bond fund, and two equity funds, Aquila Rocky Mountain Equity Fund since 1993 and Aquila Cascadia Equity Fund, since 1996, which, together are called the Aquila Bond and Equity Funds; Vice President and Director, and formerly Secretary and Treasurer of Aquila Distributors, Inc. since 1981, distributor of the above funds; President and Chairman of the Board of Trustees of CCMT, a money market fund since 1981, and an Officer and Trustee/Director of its predecessors since 1974; Chairman of the Board of Trustees and President of Prime Cash Fund (which is inactive), since 1982 and of Short Term Asset Reserves 1984-1996; President and a Director of STCM Management Company, Inc., sponsor and sub-adviser to CCMT; Chairman, President, and a Director since 1984, of InCap Management Corporation, formerly sub-adviser and administrator of Prime Cash Fund and Short Term Asset Reserves, and Founder and Chairman of several other money market funds; Director or Trustee of OCC Cash Reserves, Inc., Oppenheimer Quest Global Value Fund, Inc., Oppenheimer Quest Value Fund, Inc., and Trustee of Quest For Value Accumulation Trust, The Saratoga Advantage Trust, and of the Rochester Group of Funds, each of which is an open-end investment company; Trustee of Brown University, 1990-1996 and currently Trustee Emeritus; actively involved for many years in leadership roles with university, school and charitable organizations.

Vernon R. Alden, Trustee, 420 Boylston Street, Suite 403, Boston,
Massachusetts 02116

   Director of Digital Equipment Corporation, a computer manufacturing corporation, since 1959, Intermet Corporation, an independent foundry, since 1986, and Sonesta International Hotels Corporation since 1978; Former Director of Colgate Palmolive, McGraw Hill and the Mead Corporation; Chairman of the Board and Executive Committee of The Boston Company, Inc., a financial services company, 1969-1978; Trustee of Tax-Free Trust of Oregon since 1988, of Hawaiian Tax-Free Trust since 1989, of Cascades Cash Fund, 1989-1994, of Narragansett Insured Tax-Free Income Fund since 1992 and of Aquila Cascadia Equity Fund since 1996; Associate Dean and member of the faculty of Harvard University Graduate School of Business Administration, 1951-1962; member of the faculty and Program Director of Harvard Business School -University of Hawaii Advanced Management Program, summer of 1959 and 1960; President of Ohio University, 1962-1969; Chairman of The Japan Society of Boston, Inc., and member of several Japan-related advisory councils; Chairman of the Massachusetts Business Development Council and the Massachusetts Foreign Business Council, 1978-1983; Trustee of the Boston Symphony Orchestra since 1975; Chairman of the Massachusetts Council on the Arts and Humanities, 1972-1984; Member of the Board of Fellows of Brown University, 1969-1986; Trustee of various other cultural and educational organizations; Honorary Consul General of the Royal Kingdom of Thailand; Received Decorations from the Emperor of Japan (1986) and the King of Thailand (1996 and 1997).

Arthur K. Carlson, Trustee, 8702 North Via La Serena, Paradise
Valley, Arizona 85253

Retired; Advisory Director of the Renaissance Companies (design and construction companies of commercial, industrial and upscale residential properties) since 1996; Senior Vice President and Manager of the Trust Division of The Valley National Bank of Arizona, 1977-1987; Trustee of Tax-Free Fund of Colorado, Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona since 1987 and of Aquila Rocky Mountain Equity Fund since 1993; previously Vice President of Investment Research at Citibank, New York City, and prior to that Vice President and Director of Investment Research of Irving Trust Company, New York City; past President of The New York Society of Security Analysts and currently a member of the Phoenix Society of Financial Analysts; formerly Director of the Financial Analysts Federation;present or formerly an officer and/or director of various other community and professional organizations.

William M. Cole, Trustee, 852 Ramapo Way, Westfield, New Jersey
07090

   President of Cole International, Inc., financial and shipping consultants, since 1974; President of Cole Associates, shopping center and real estate developers, 1974-1976; President of Seatrain Lines, Inc., 1970-1974; former General Partner of Jones & Thompson, international shipping brokers; Trustee of Hawaiian Tax-Free Trust since 1985 and of Tax-Free Fund of Colorado since 1987; Chairman of Cole Group, a financial consulting and real estate firm, since 1985.

Thomas W. Courtney, C.F.A., Trustee, P.O. Box 8186, Naples,
Florida 33941

President of Courtney Associates, Inc., a venture capital firm, since 1988; General Partner of Trivest Venture Fund, 1983-1988; President of Federated Investment Counseling Inc., 1975-1982; President of Boston Company Institutional Investors, Inc., 1970-1975; formerly a Director of the Financial Analysts Federation; Trustee of Hawaiian Tax-Free Trust and of Tax-Free Trust of Arizona since 1986; Director or Trustee of OCC Cash Reserves, Inc., Oppenheimer Quest Global Value Fund, Inc., Oppenheimer Quest Value Fund, Inc., and Trustee of Quest For Value Accumulation Trust and of the Rochester Group of Funds, each of which is an open-end investment company.

Richard W. Gushman, II, Trustee, 700 Bishop Street, Suite 200,
Honolulu, Hawaii 96813

   President and Chief Executive Officer of OKOA, INC., a private Hawaii corporation involved in real estate; adviser to RAMPAC, Inc., a wholly owned subsidiary of the Bank of Hawaii, involved with commercial real estate finance; Trustee of Hawaiian Tax-Free Trust since 1992; Trustee of Pacific Capital Funds, which includes bond and stock funds, since 1993; Member of the Boards of Aloha United Way, Downtown Improvement Association, Boys and Girls Club of Honolulu and Oceanic Cablevision, Inc.

Stanley W. Hong, Trustee, 4976 Poola Street, Honolulu, Hawaii
96821

   President and Chief Executive Officer of The Chamber of Commerce of Hawaii since 1996; Business consultant since 1994; Senior Vice President of McCormack Properties, Ltd., 1993-1994; President and Chief Executive of the Hawaii Visitors Bureau, 1984-1993; Vice President, General Counsel and Corporate Secretary at Theo, Davies & Co., Ltd., a multiple business company, 1973-1984; formerly Legislative Assistant to U.S. Senator Hiram L. Fong; member of the Boards of Directors of several community organizations; Trustee of Hawaiian Tax-Free Trust since 1992; Trustee of Pacific Capital Funds, which includes bond and stock funds, since 1993; Director of Capital Investment of Hawaii, Inc. since 1995 (Real Estate and Wholesale Bakery); Director, Central Pacific Bank since 1985; Trustee of Nature Conservancy of Hawaii since 1990; Regent of Chaminade University of Honolulu since 1990.

Theodore T. Mason, Trustee, 26 Circle Drive, Hastings-on-Hudson,
New York 10706

   Managing Director of EastWind Power Partners, Ltd. since 1994; Second Vice President, Alumni Association, SUNY Maritime College 1998; Director for the same organization, 1997; Director of Cogeneration Development of Willamette Industries, Inc., a forest products company, 1991-1993; Vice President of Corporate Development of Penntech Papers, Inc., 1978-1991; Vice President of Capital Projects for the same company, 1977-1978; Vice Chairman of the Board of Trustees of CCMT since 1981; Trustee and Vice President, 1976-1981, and formerly Director of its predecessor; Director of STCM Management Company, Inc.; Vice Chairman of the Board of Trustees and Trustee of Prime Cash Fund (which is inactive) since 1982; Trustee of Short Term Asset Reserves, 1984-1986 and 1989-1996, of Hawaiian Tax-Free Trust since 1984, of Churchill Cash Reserves Trust since 1985 and of Churchill Tax-Free Fund of Kentucky since 1992; Vice President and Trustee of Oxford Cash Management Fund, 1983-1989; Vice President of Trinity Liquid Assets Trust, 1983-1985; President and Director of Ted Mason Venture Associates, Inc., a venture capital consulting firm, 1972-1980; Advisor to the Commander, U.S. Maritime Defense Zone Atlantic, 1984-1988; National Vice President, Surface/Subsurface, Naval Reserve Association, 1985-1987; National Vice President, Budget and Finance, for the same Association, 1983-1985; Commanding Officer of four Naval Reserve Units, 1974-1985; Captain, USNR, 1978-1988.

Russell K. Okata, Trustee, 888 Mililani Street, Suite 601,
Honolulu, Hawaii 96813-298

Executive Director, Hawaii Government Employees Association AFSCME Local 152, AFL-CIO; Trustee of Hawaiian Tax-Free Trust since 1992; Trustee of Pacific Capital Funds, which includes bond and stock funds, since 1993; Chairman of the Royal State Insurance Group since 1988; Trustee of several charitable organizations.

Douglas Philpotts, Trustee, Financial Plaza of the Pacific, P.O.
Box 3170, Honolulu, Hawaii, 96802

Retired; Director of Hawaiian Trust Company, Limited since 1986, Chairman of the Board, 1992-1994 and President, 1986-1992; Director of Victoria Ward, Limited; Trustee of Hawaiian Tax-Free Trust since 1992; Trustee of Pacific Capital Funds, which includes bond and stock funds, since 1993; Trustee of the Strong Foundation; present or former director or trustee of a number of civic and charitable organizations in Hawaii.

Oswald K. Stender, Trustee, P.O. Box 3466, Honolulu, Hawaii 96801

Trustee of the Bernice Pauahi Bishop Estate since 1990; Director of Hawaiian Electric Industries, Inc., a public utility holding company, since 1993; Senior Advisor to the Trustees of The Estate of James Campbell, 1987-1989 and Chief Executive Officer, 1976-1988; Director of several housing and real estate associations; Director, member or trustee of several community organizations; Trustee of Hawaiian Tax-Free Trust since 1992; Trustee of Pacific Capital Funds, which includes bond and stock funds, since 1993.

Diana P. Herrmann, Senior Vice President, 380 Madison Avenue, New
York, New York 10017

Trustee of Tax-Free Trust of Arizona and Tax-Free Trust of Oregon since 1994, of Churchill Tax-Free Fund of Kentucky and Churchill Cash Reserves Trust since 1995, of Aquila Cascadia Equity Fund since 1996 and of Aquila Rocky Mountain Equity Fund and Tax-Free Fund for Utah since 1997; President and Chief Operating Officer of the Administrator since 1997; Senior Vice President and Secretary, formerly Vice President of the Administrator since 1986 and Director since 1984; Senior Vice President or Vice President and formerly Assistant Vice President of the Aquila Money-Market Funds since 1986; Vice President of the Aquila Bond and Equity Funds since 1997; Vice President of InCap Management Corporation since 1986 and Director since 1983; Assistant Vice President of Oxford Cash Management Fund, 1986-1988; Assistant Vice President and formerly Loan Officer of European American Bank, 1981-1986; daughter of the Trust's President; Trustee of the Leopold Schepp Foundation (academic scholarships) since 1995; actively involved in mutual fund and trade associations and in college and other volunteer organizations.

William C. Wallace, Vice President, 380 Madison Avenue, New York,
New York 10017

   Vice President of Capital Cash Management Trust and Pacific Capital Cash Assets Trust since 1984; Senior Vice President of Hawaiian Tax-Free Trust since 1985 and Vice President, 1984-1985; Senior Vice President of Tax-Free Trust of Arizona since 1989 and Vice President, 1986-1988; Vice President of Tax-Free Trust of Oregon since 1986, of Churchill Tax-Free Fund of Kentucky and Tax-Free Fund of Colorado since 1987, and of Narragansett Insured Tax-Free Income Fund since 1992; Secretary and Director of STCM Management Company, Inc. since 1974; President of the Distributor since 1995 and formerly Vice President of the Distributor, 1986-1992; Member of the Panel of Arbitrators, American Arbitration Association, since 1978; Assistant Vice President, American Stock Exchange, Market Development Division, and Director of Marketing, American Gold Coin Exchange, a subsidiary of the American Stock Exchange, 1976-1984.

Charles E. Childs, III,  Vice President, 380 Madison Avenue, New
York, New York 10017

   Vice President - Administration and formerly Assistant Vice President and Associate of the Administrator since 1987; Senior Vice President, Vice President or Assistant Vice President of the Money-Market Funds since 1988; Northeastern University, 1986-1987 (M.B.A., 1987); Financial Analyst, Unisys Corporation, 1986; Associate Analyst at National Economic Research Associates, Inc.
(NERA), a micro-economic consulting firm, 1979-1985.

John M. Herndon, Vice President and Assistant Secretary, 380
Madison Avenue, New York, New York 10017

Assistant Secretary of the Aquila Money-Market Funds and the Aquila Bond and Equity Funds since 1995 and Vice President of the Aquila Money-Market Funds since 1990; Vice President of the Administrator since 1990; Investment Services Consultant and Bank Services Executive of Wright Investors' Service, a registered investment adviser, 1983-1989; Member of the American Finance Association, the Western Finance Association and the Society of Quantitative Analysts.

Sherri Foster, Assistant Vice President, 100 Ridge Road, Suite
1813-15, Lahaina, Hawaii 96761

   Senior Vice President of Hawaiian Tax-Free Trust since 1993, Vice President, 1988-1992 and Assistant Vice President, 1985-1988; Registered Representative of the Distributor since 1985; Realtor-Associate of Sherrian Bender Realty, successor to John Wilson Enterprises, 1983-1994; Executive Secretary of the Hyatt Regency, Maui, 1981-1983.

Rose F. Marotta, Chief Financial Officer, 380 Madison Avenue, New
York, New York 10017

Chief Financial Officer of the Aquila Money-Market Funds and the Aquila Bond and Equity Funds since 1991 and Treasurer, 1981-1991; formerly Treasurer of the predecessor of CCMT; Treasurer and Director of STCM Management Company, Inc., since 1974; Treasurer of Trinity Liquid Assets Trust, 1982-1986 and of Oxford Cash Management Fund, 1982-1988; Treasurer of InCap Management Corporation since 1982, of the Administrator since 1984 and of the Distributor since 1985.

Richard F. West, Treasurer, 380 Madison Avenue, New York, New York
10017

Treasurer of the Aquila Money-Market Funds and the Aquila Bond and Equity Funds and of Aquila Distributors, Inc. since 1992;
Associate Director of Furman Selz Incorporated, 1991-1992; Vice President of Scudder, Stevens & Clark, Inc. and Treasurer of Scudder Institutional Funds, 1989-1991; Vice President of Lazard Freres Institutional Funds Group, Treasurer of Lazard Freres Group of Investment Companies and HT Insight Funds, Inc., 1986-1988; Vice President of Lehman Management Co., Inc. and Assistant Treasurer of Lehman Money Market Funds, 1981-1985; Controller of Seligman Group of Investment Companies, 1960-1980.

Edward M. W. Hines, Secretary, 551 Fifth Avenue, New York, New
York 10176

Partner of Hollyer Brady Smith Troxell Barrett Rockett Hines &
Mone LLP, attorneys, since 1989 and counsel, 1987-1989; Secretary of the Aquila Money-Market Funds and the Aquila Bond and Equity Funds since 1982; Secretary of Trinity Liquid Assets Trust, 1982-1985 and Trustee of that Trust, 1985-1986; Secretary of Oxford Cash Management Fund, 1982-1988.

Patricia A. Craven, Assistant Secretary & Compliance Officer, 380
Madison Avenue, New York, New York 10017

   Assistant Secretary of the Aquila Money-Market Funds and the
Aquila Bond and Equity Funds since 1995; Counsel to the
Administrator and the Distributor since 1995; Secretary of the Distributor since 1997; formerly a Legal Associate for Oppenheimer Management Corporation, 1993-1995.

Compensation of Trustees

        The Funds do not pay fees to Trustees affiliated with the Administrator or Adviser or to any of the Fund's officers. During the fiscal year ended March 31, 1997, the Cash Fund, the Tax-Free Fund and the Government Securities Fund (1) paid, respectively, $137,796, $60,868 and $60,372 in compensation and reimbursement of expenses to its other Trustees. The Funds are among the 14 funds in the Aquilasm Group of Funds, which consists of tax-free municipal bond funds, money market funds and two equity funds. The following tables list the compensation of all Trustees who received compensation from the Funds, the compensation each received during each Fund's fiscal year from all funds in the Aquilasm Group of Funds and the number of such funds. None of such Trustees has any pension or retirement benefits from the Fund or any of the other funds in the Aquila group.



               Compensation        Compensation        Compensation
Name           from CAT            from TFCAT          from USTCAT (1)

Vernon R.      $11,032             $5,144              $4,824
Alden

Arthur K.      $10,541             $5,749              $5,432
Carlson

William M.     $11,418             $5,645              $4,864
Cole

Thomas W.      $11,106             $5,761              $6,588
Courtney

Richard W.     $11,161             $5,617              $4,621
Gushman

Stanley W.     $10,206             $6,000              $4,844
Hong

Theodore T.    $10,253             $5,406              $4,799
Mason

Russell K.     $9,843              $4,559              $4,568
Okata

Douglas        $10,460             $4,089              $5,649
Philpotts

Oswald K.      $10,646             $5,307              $4,801
Stender


               Compensation from        Number of Aquila Group
               from all funds in        boards on which the
Name           the Aquila Group         Trustee serves

Vernon R.      $53,118                  7
Alden

Arthur K.      $56,955                  7
Carlson

William M.     $44,625                  5
Cole

Thomas W.      $48,135                  5
Courtney

Richard W.     $35,550                  4
Gushman

Stanley W.     $37,626                  4
Hong

Theodore T.    $49,460                  8
Mason

Russell K.     $33,464                  4
Okata

Douglas        $33,560                  4
Philpotts

Oswald K.      $36,350                  4
Stender

(1) During the fiscal year ended March 31, 1998, the Government Securities Fund was called the Treasuries Fund.


      ADDITIONAL INFORMATION AS TO MANAGEMENT ARRANGEMENTS

Additional Information as to the Advisory Agreements

        The Investment Advisory Agreement (the "Advisory
Agreement") between each of the Funds and Pacific Century Trust
(the "Adviser"), a division of Bank of Hawaii, contains the provisions described below, in addition to those described in the Prospectus.

     Each Advisory Agreement may be terminated by the Adviser at any time without penalty upon giving the Fund sixty days' written notice, and may be terminated by the Fund at any time without penalty upon giving the Adviser sixty days' written notice, provided that such termination by the Fund shall be directed or approved by the vote of a majority of all its Trustees in office at the time or by the vote of the holders of a majority (as defined in the 1940 Act) of its voting securities at the time outstanding and entitled to vote; it automatically terminates in the event of its assignment (as so defined).

     The expense limitation referred to in the Prospectus, if in effect, is implemented monthly so that at no time is there any unpaid liability under the limitation, subject to readjustment during the year.

     Each Advisory Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Adviser is not liable for any loss sustained by the adoption of any investment policy or the purchase, sale or retention of any security and permits the Adviser to act as investment adviser for any other person, firm or corporation. Each Fund agrees to indemnify the Adviser to the full extent permitted under the Business Trust's Declaration of Trust.

     The Advisory Agreement states that it is agreed that the Adviser shall have no responsibility or liability for the accuracy or completeness of the Fund's Registration Statement under the Securities Act of 1933 and the 1940 Act, except for the information supplied by the Adviser for inclusion therein.

     Each Advisory Agreement contains the following provisions as to the Fund's portfolio transactions. In connection with its duties to arrange for the purchase and sale of the Fund's portfolio securities, the Adviser shall select such broker-dealers ("dealers") as shall, in the Adviser's judgment, implement the policy of the Fund to achieve "best execution," i.e., prompt, efficient and reliable execution of orders at the most favorable net price. The Adviser shall cause the Fund to deal directly with the selling or purchasing principal or market maker without incurring brokerage commissions unless the Adviser determines that better price or execution may be obtained by paying such commissions; the Fund expects that most transactions will be principal transactions at net prices and that the Fund will incur little or no brokerage costs. The Fund understands that purchases from underwriters include a commission or concession paid by the issuer to the underwriter and that principal transactions placed through dealers include a spread between the bid and asked prices. In allocating transactions to dealers, the Adviser is authorized to consider, in determining whether a particular dealer will provide best execution, the dealer's reliability, integrity, financial condition and risk in positioning the securities involved, as well as the difficulty of the transaction in question, and thus need not pay the lowest spread or commission available if the Adviser determines in good faith that the amount of commission is reasonable in relation to the value of the brokerage and research services provided by the dealer, viewed either in terms of the particular transaction or the Adviser's overall responsibilities as to the accounts as to which it exercises investment discretion. If, on the foregoing basis, the transaction in question could be allocated to two or more dealers, the Adviser is authorized, in making such allocation, to consider (i) whether a dealer has provided research services, as further discussed below; and (ii) whether a dealer has sold shares of the Fund or any other investment company or companies having the Adviser as its investment adviser or having the same sub-adviser, Administrator or principal underwriter as the Fund. Such research may be in written form or through direct contact with individuals and may include quotations on portfolio securities and information on particular issuers and industries, as well as on market, economic or institutional activities. The Fund recognizes that no dollar value can be placed on such research services or on execution services, that such research services may or may not be useful to the Fund and/or other accounts of the Adviser and that research received by such other accounts may or may not be useful to the Fund.

     The Adviser has advised the Funds that it is a subsidiary of Bank of Hawaii, and after September 30, 1997, will be a division of the Bank of Hawaii, which is a state-chartered bank. The Adviser has advised the Funds that it is not at the date of the Additional Statement, and after September 30, 1997, will not be, prohibited under current Federal banking laws from performing the services for the Funds required by the Advisory Agreements. The Adviser recognizes however, that future changes in federal or state statutes and regulations relating to the permissible activities of bank and bank holding companies, including their bank and non-bank subsidiaries, as well as future judicial or administrative decisions and interpretations of present and future statutes and regulations, might prevent the Adviser from continuing to serve as the investment adviser to the Funds.

        During each Fund's fiscal year ended March 31, 1998, all of its transactions were principal transactions and no brokerage commissions were paid.

        For each Fund's fiscal year ended March 31, 1998, under its Advisory Agreement and its Administration Agreement, the Cash Fund, the Tax-Free Fund and the Government Securities Fund paid or accrued to the Adviser fees of $1,791,797, $271,071 and $588,596, respectively, and paid or accrued to the Administrator fees of $669,595, $125,970 and $168,490, respectively.

     For each Fund's fiscal year ended March 31, 1997, the Cash Fund, the Tax-Free Fund and the Treasuries Fund paid or accrued to the Adviser fees of $1,424,936, $410,547 and $379,291 respectively, and paid or accrued to the Administrator fees of $609,175, $156,130 and $124,062, respectively under the Advisory and Administration Agreements.

        For each Fund's fiscal year ended March 31, 1996, the Cash Fund, the Tax-Free Fund and the Treasuries Fund paid or accrued to the Adviser fees of $1,353,593, $394,009 and $210,982 respectively, and paid or accrued to the Administrator fees of $597,533, $152,543 and $88,287, respectively under the Advisory and Administration Agreements. For the Treasuries Fund, the Adviser waived $44,372 and the Administrator waived $14,790 of such fees.

Additional Information as to the Administration Agreement

     The Administration Agreement (the "Administration Agreement") between Aquila Management Corporation, as Administrator, and each Fund contains the provisions described below in addition to those described in the Prospectus.

     Subject to the control of the Fund's Board of Trustees, the Administrator provides all administrative services to the Fund other than those relating to its investment portfolio and the maintenance of its accounting books and records (see below for discussion); as part of such duties, the Administrator (i) provides office space, personnel, facilities, and equipment for the performance of the following functions and for the maintenance of the Fund's headquarters; (ii) oversees all relationships between the Fund and its transfer agent, custodian, legal counsel, auditors and principal underwriter, including the negotiation of agreements in relation thereto, the supervision and coordination of the performance of such agreements, and the overseeing of all administrative matters which are necessary or desirable for effective operation of the Fund and for the sale, servicing, or redemption of the Fund's shares; (iii) provides to the Adviser and to the Fund statistical and other factual information and advice regarding economic factors and trends, but does not generally furnish advice or make recommendations regarding the purchase or sale of securities; (iv) maintains the Fund's books and records (other than accounting books and records), and prepares (or assists counsel and auditors in the preparation of) all required proxy statements, reports to shareholders and Trustees, reports to and other filings with the Securities and Exchange Commission and any other governmental agencies, and tax returns, and oversees the Fund's insurance relationships; (v) prepares, on the Fund's behalf and at its expense, such applications and reports as may be necessary to register or maintain its registration or that of its shares under the securities or "Blue-Sky" laws of all such jurisdictions as may be required from time to time; and (vi) responds to any inquiries or other communications from shareholders and broker-dealers, or if any such inquiry or communication is more properly to be responded to by the Fund's shareholder servicing and transfer agent or distributor, oversees such shareholder servicing and transfer agent's or distributor's response thereto. Since each Fund pays its own legal and audit expenses, to the extent that the Fund's counsel and accountants prepare or assist in the preparation of prospectuses, proxy statements and reports to shareholders, the costs of such preparation or assistance are paid by the Fund.

     The Administration Agreement may be terminated at any time without penalty by the Administrator upon sixty days' written notice to the Fund and the Adviser; it may be terminated by the Fund at any time without penalty upon giving the Administrator sixty days' written notice, provided that such termination by the Fund shall be directed or approved by a vote of a majority of the Trustees in office at the time, including a majority of the Trustees who are not interested persons of the Fund. In either case the notice provision may be waived.

     The expense limitation referred to in the Prospectus, if in effect, is implemented monthly so that at no time is there any unpaid liability under the limitation, subject to readjustment during the year.

     The Administration Agreement provides that the Administrator shall not be liable for any error in judgement or for any loss suffered by the Fund in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence of the Administrator in the performance of its duties, or from reckless disregard by it of its obligations and duties under the Administration Agreement. The Fund agrees to indemnify the Administrator to the full extent permitted by the Declaration of Trust.

     (References to the Fund in "ADDITIONAL INFORMATION AS TO
MANAGEMENT ARRANGEMENTS" refer to the Business Trust where the documents being described so specify.)

                    AMORTIZED COST VALUATION

     Each Fund operates under the Rule (Rule 2a-7 under the 1940
Act) which permits it to value its portfolio on the basis of amortized cost. The amortized cost method of valuation is accomplished by valuing a security at its cost and thereafter assuming a constant amortization rate to maturity of any discount or premium, and does not reflect the impact of fluctuating interest rates on the market value of the security. This method does not take into account unrealized gains or losses.

     While the amortized cost method provides certainty in valuation, there may be periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on the Fund's shares may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments and changing its dividends based on these changing prices. The converse would apply in a period of rising interest rates.

     Under the Rule, each Fund's Board of Trustees must establish, and has established, procedures (the "Procedures") designed to stabilize at $1.00, to the extent reasonably possible, the price per share for each of each Fund's two classes as computed for the purpose of sales and redemptions. Such procedures must include review of the Fund's portfolio holdings by the Board of Trustees at such intervals as it may deem appropriate and at such intervals as are reasonable in light of current market conditions to determine whether the Fund's per share value calculated by using available market quotations deviates from the per share value based on amortized cost. "Available market quotations" may include actual market quotations (valued at the mean between bid and asked prices), estimates of market value reflecting current market conditions based on quotations or estimates of market value for individual portfolio instruments or values obtained from yield data relating to a directly comparable class of securities published by reputable sources.

     Under the Rule, if the extent of any deviation between the net asset value per share based upon "available market quotations" (see above) and the net asset value per share based on amortized cost exceeds $0.005, the Board of Trustees must promptly consider what action, if any, will be initiated. When the Board of Trustees believes that the extent of any deviation may result in material dilution or other unfair results to investors or existing shareholders, it is required to take such action as it deems appropriate to eliminate or reduce to the extent reasonably practicable such dilution or unfair results. Such actions could include the sale of portfolio securities prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or payment of distributions from capital or capital gains, redemptions of shares in kind, or establishing a net asset value per share using available market quotations.

     The Procedures include changes in the dividends payable by the Fund under specified conditions, as described below under "Computation of Daily Dividends." This portion of the Procedures provides that actions that the Trustees would consider under certain circumstances can be taken automatically.

                 COMPUTATION OF DAILY DIVIDENDS

     Under the Procedures which each Fund's Board of Trustees has adopted relating to amortized cost valuation, the calculation of the Fund's daily dividends will change under certain circumstances from that indicated in the Prospectus. If on any day the deviation between net asset value per share of a given class determined on an amortized cost basis and that determined using market quotations is $0.003 or more, the amount of such deviation will be added to or subtracted from the daily dividend for that class to the extent necessary to reduce such deviation to within $0.003.

     If on any day there is insufficient net income to absorb any such reduction, the Board of Trustees would be required under the Rule to consider taking other action if the deviation, after eliminating the dividend for that day, exceeds $0.005. One of the actions which the Board of Trustees might take could be the elimination or reduction of dividends for more than one day.

                    AUTOMATIC WITHDRAWAL PLAN

     If you own or purchase shares of any Fund having a net asset value of at least $5,000 you may establish an Automatic Withdrawal Plan under which you will receive a monthly or quarterly check in a stated amount, not less than $50. Stock certificates will not be issued for shares held under an Automatic Withdrawal Plan. All dividends must be reinvested.

     Shares will be redeemed on the last business day of the month as may be necessary to meet withdrawal payments. Shares acquired with reinvested dividends will be redeemed first to provide such withdrawal payments and thereafter other shares will be redeemed to the extent necessary, and, depending upon the amount withdrawn, your principal may be depleted.

     Redemption of shares for withdrawal purposes may reduce or even liquidate your account. Monthly or quarterly payments paid to you may not be considered as a yield or income on investment.

                       GENERAL INFORMATION

Net Asset Value Per Share

     As indicated in the Prospectus, the net asset value per share for each class of each Fund's shares will be determined on each day that the New York Stock Exchange is open. That Exchange annually announces the days on which it will not be open; the most recent announcement indicates that it will not open on the following days:
New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, that Exchange may close on days not included in that announcement.

Voting by Series of Shares

     Shares of each Series of the Business Trust created by the Board of Trustees are entitled to vote as a Series only to the extent permitted by the 1940 Act (see below) or as permitted by the Board of Trustees. Income and operating expenses are allocated among Series in a manner acceptable to the Board of Trustees.

     Under Rule 18f-2 under the 1940 Act, as to any investment company which has two or more series outstanding, on any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a majority (as defined in that Rule) of the voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants. Rule 18f-2 contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of the other affected series.

Shareholder and Trustee Indemnification

     The Business Trust is an entity of the type commonly known as a Massachusetts business trust. Under Massachusetts law, shareholders of a trust such as the Business Trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, for the protection of shareholders, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Business Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by any Fund or the Trustees. The Declaration of Trust provides for indemnification out of the Business Trust's property of any shareholder held personally liable for the obligations of the Business Trust. The Declaration of Trust also provides that the Business Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Business Trust and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to the relatively remote circumstances in which the Business Trust itself would be unable to meet its obligations. If any series or class is unable to meet the obligations attributable to it (which, in the case of the Business Trust, is a remote possibility), other series or classes would be subject to such obligations with a corresponding increase in the risk of the shareholder liability mentioned in the prior sentence.

     The Declaration of Trust further indemnifies the Trustees out of the assets of each Fund and provides that they will not be liable for errors of judgment or mistakes of fact or law; but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

Ownership of Securities

        The ownership of more than 5% of the outstanding shares of each Fund on July ***, 1998, was as follows:

   [To be updated within 30 days of effectiveness]

     The Cash Fund: Of the Cash Fund's Original Shares, Hawaiian Trust Company, Limited, Financial Plaza of the Pacific, Honolulu, Hawaii held of record 262,271,692 shares (67.1%) and Mercantile Bank, N.A., P.O. Box 387, St. Louis, Missouri held of record 124,685,412 shares (31.9%). Of the Cash Fund's Service Shares, BHC Securities, Inc., 2005 Market Street, Philadelphia, PA held of record 80,978,718 shares (99.9%).

     The Tax-Free Fund: Of the Tax-Free Fund's Original Shares, Hawaiian Trust Company, Limited, Financial Plaza of the Pacific, Honolulu, Hawaii held of record 64,370,267 shares (89.6%); Of the Tax-Free Fund's Service Shares, BHC Securities, Inc., 2005 Market Street, Philadelphia, PA held of record 23,482,786 shares (99.9%).

     The Treasuries Fund: Of the Treasuries Fund's Original Shares, Hawaiian Trust Company, Limited, Financial Plaza of the Pacific, Honolulu, Hawaii held of record 61,294,917 shares (88.6%); Mercantile Bank, N.A., P.O. Box 387, St. Louis, Missouri held of record 6,488,434 shares (9.4%). Of the Treasuries Fund's Service Shares, BHC Securities, Inc., 2005 Market Street, Philadelphia, PA held of record 87,516,811 shares (99.9%).

     The Funds' management is not aware of any person, other than those named above, who beneficially owned 5% or more of either class of a Fund's outstanding shares on such date. On the basis of information received from the record owners listed above, the Funds' management believes (i) that all of the Original Shares indicated are held for the benefit of custodial or trust clients; and (ii) that all of such shares could be considered as "beneficially" owned by the named shareholders in that they possessed shared voting and/or investment powers as to such shares. The Service Shares indicated above are held for the benefit of customers.

Custodian and Auditors

     Each Fund's Custodian, Bank One Trust Company, N.A., is responsible for holding the Fund's assets.

     The Trust's auditors, KPMG Peat Marwick LLP, perform an annual audit of each Fund's financial statements.

Financial Statements

        The financial statements of each of the Funds for the fiscal year ended March 31, 1998, which are contained in the Annual Report of The Pacific Capital Funds of Cash Assets Trust for that fiscal year, are incorporated by reference into the Additional Statement. The financial statements of the Funds for that fiscal year have been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon is incorporated herein by reference.

                           APPENDIX A

     NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS

Bond Ratings

     At the date of this Additional Statement there are six organizations considered as Nationally Recognized Statistical Rating Organizations ("NRSROs") for purposes of Rule 15c3-1 under the Securities Exchange Act of 1934. Their names, a brief summary of their respective rating systems, some of the factors considered by each of them in issuing ratings and their individual procedures are described below.


STANDARD AND POOR'S CORPORATION

     Commercial paper consists of unsecured promissory notes issued to raise short-term funds. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. S&P's commercial paper ratings are graded into several categories from "A-1" for the highest-quality obligations (which can also have a plus (+) sign designation) to "D" for the lowest. The two highest categories are:

     A-1: This highest category indicates the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign.

     A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high for issues designated A-1.

     An S&P corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. The ratings are based, in varying degrees, on the following considerations:

     1) Likelihood of default -- capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligations;

     2) Nature of and provisions of the obligation; and

     3) Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     The two highest categories are:

     AAA: Capacity to pay interest and repay principal is extremely strong.

     AA: Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a degree.


MOODY'S INVESTORS SERVICE

     Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters of credit and bonds of indemnity are excluded unless explicitly rated. The two highest categories are:

     Prime-1: Issuers rated P-1 have a superior ability for repayment of senior short-term debt obligations, evidenced by the following characteristics:

          * Leading market positions in well-established industries.

          * High rates of return on funds employed.

          * Conservative capital structure with moderate reliance on debt and ample asset protection.

          * Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

          * Well-established access to a range of markets and assured sources of alternative liquidity.

     Prime-2: Issuers rated P-2 have a strong ability for repayment of senior short-term debt obligations, evidenced by the above-mentioned characteristics, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

     Corporate bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by large or exceptionally stable margin and principal is secure. Corporate bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. Aa bonds are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risk appear somewhat greater than the Aaa securities.


DUFF & PHELPS, INC.

     The ratings apply to all obligations with maturities of under one year, including commercial paper, the unsecured portion of certificates of deposit, unsecured bank loans, master notes, bankers' acceptances, irrevocable letters of credit and current maturities of long-term debt. The two highest categories are:

     D-1+: Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds is outstanding and safety is just below risk-free U.S. Treasury short-term obligations.

     D-1: Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

     D-1 -: High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors.
     Risk factors are very small.

     D-2: Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are very small.

     Long-term debt rated AAA represents the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt. Debt rated AA represents high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.


IBCA

     In determining the creditworthiness of financial institutions, IBCA assigns ratings within the following categories: Legal, Individual, Short and Long Term. A legal rating deals solely with the question of whether an institution would receive support if it ran into difficulties and not whether it is "good" or "bad". An individual rating looks purely at the strength of a financial institution without receiving any support. Short and long-term ratings assess the borrowing capabilities and the capacity for timely repayment of debt obligations. A short-term rating relates to debt which has a maturity of less than one year, while a long-term rating applies to a instrument of longer duration. The legal ratings are:

     1: A bank for which there is a clear legal guarantee on the part of its home state to provide any necessary support or a bank of such importance both internationally and domestically that support from the state would be forthcoming, if necessary.

     2: A bank for which there is no legal obligation on the part of its sovereign entity to provide support but for which state support would be forthcoming, for example, because of its importance to the total economy or its historic relationship with the government.

The individual ratings are:

     A: A bank with a strong balance sheet, favorable credit profile and a consistent record of above average profitability.

     B: A bank with a sound credit profile and without significant problems. The bank's performance has generally been in line with or better than that of its peers.

     The short-term ratings are:

     A-1+: Obligations supported by the highest capacity for timely repayment.

     A-1: Obligations supported by a very strong capacity for timely repayment.

     A-2: Obligations supported by a very strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

     The long-term ratings are:

     AAA: Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk.

     AA: Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not significantly.


Thomson BankWatch, Inc. (TBW)

     The TBW short-term ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned. TBW's two highest short-term ratings are:

     TBW-1: Indicates a very high degree of likelihood that principal and interest will paid on a timely basis.

     TBW-2: While the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

     The TBW long-term rating specifically assess the likelihood of an untimely repayment of principal or interest over the term to maturity of the rated instrument. TBW's two highest long-term ratings are:

     AAA: Indicates ability to repay principal and interest on a timely basis is very strong.

     AA: Indicates a superior ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.


Fitch Investors Service, Inc.

     The Fitch short-term ratings apply to debt obligations that are payable on demand which include commercial paper, certificates of deposit, medium-term notes and municipal and investment notes. Short-term ratings places greater emphasis than long-term ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner. Fitch short-term ratings are:

     F-1+: Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1: Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+".

     The Fitch long-term rating represents their assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner. The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality. The Fitch long-term rating are:

     AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong.


   DESCRIPTION OF MUNICIPAL BOND AND COMMERCIAL PAPER RATINGS

Municipal Bond Ratings

     Standard & Poor's. A Standard & Poor's municipal obligation rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers or lessees.

     The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

     The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

     The ratings are based, in varying degrees, on the following considerations:

     I. Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

     II.  Nature of and provisions of the obligation;

     III. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors rights.

     AAA Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

     A Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     Plus (+) or Minus (:): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

     Standard & Poor's ratings for municipal note issues are designated SP in order to help investors distinguish more clearly the credit quality of notes as compared to bonds. Notes bearing the designation SP-1 are deemed very strong or to have strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation. Notes bearing the designation SP-2 are deemed to have a satisfactory capacity to pay principal and interest.

     Moody's Investors Service. A brief description of the applicable Moody's Investors Service rating symbols and their meanings follows:

     Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

     Baa Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1 and B1.

     Moody's Short Term Loan Ratings - There are four rating categories for short-term obligations, all of which define an investment grade situation. These are designated Moody's Investment Grade as MIG 1 through MIG 4. In the case of variable rate demand obligations (VRDOs), two ratings are assigned; one representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other representing an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When no rating is applied to the long or short-term aspect of a VRDO, it will be designated NR. Issues or the features associated with MIG or VMIG ratings are identified by date of issue, date of maturity or maturities or rating expiration date and description to distinguish each rating from other ratings. Each rating designation is unique with no implication as to any other similar issue of the same obligor. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issuer's specific structural or credit features.

     MIG1/VMIG1     This designation denotes best quality. There
                    is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

     MIG2/VMIG2     This designation denotes high quality. Margins
                    of protection are ample although not so large as in the preceding group.

     MIG3/VMIG3     This designation denotes favorable quality.
                    All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

     MIG4/VMIG4     This designation denotes adequate quality.
                    Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

Commercial Paper Ratings

     Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: Prime 1 -- Highest Quality; Prime 2 -- Higher Quality; Prime 3 -- High Quality.

     A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest.

     Issues assigned the highest rating, A, are regarded as having the greatest capacity for timely payment. Issues in this category are designed with the numbers 1, 2 and 3 to indicate the relative degree of safety. The designation A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. A "+" designation is applied to those issues rated "A-1" which possess safety characteristics. Capacity for timely payment on issues with the designation A-2 is strong. However, the relative degree of safety is not as high as for issues designated A-1. Issues carrying the designation A-3 have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

INVESTMENT ADVISER
Pacific Century Trust
a division of
Bank of Hawaii
111 South King Street
Honolulu, Hawaii 96813

ADMINISTRATOR
Aquila Management Corporation
380 Madison Avenue, Suite 2300
New York, New York 10017

TRUSTEES
Lacy B. Herrmann, Chairman
Vernon R. Alden
Arthur K. Carlson
William M. Cole
Thomas W. Courtney
Richard W. Gushman, II
Stanley W. Hong
Theodore T. Mason
Russell K. Okata
Douglas Philpotts
Oswald K. Stender

OFFICERS
Lacy B. Herrmann, President
Diana P. Herrmann, Vice President
Charles E. Childs, III, Vice President
Sherri Foster, Assistant Vice President
Rose F. Marotta, Chief Financial Officer
Richard F. West, Treasurer
Edward M.W. Hines, Secretary

DISTRIBUTOR
Aquila Distributors, Inc.
380 Madison Avenue, Suite 2300
New York, New York 10017


TRANSFER AND SHAREHOLDER SERVICING AGENT
PFPC Inc.
400 Bellevue Parkway
Wilmington, Delaware 19809


CUSTODIAN
Bank One Trust Company, N.A.
100 East Broad Street
Columbus, Ohio 43271

INDEPENDENT AUDITORS
KPMG Peat Marwick LLP
345 Park Avenue
New York, New York 10154

COUNSEL
Hollyer Brady Smith Troxell
   Barrett Rockett Hines & Mone LLP
551 Fifth Avenue
New York, New York 10176


The Pacific Capital Funds
         of
  Cash Assets Trust

Pacific Capital Cash Assets Trust
Pacific Capital Tax-Free Cash Assets Trust
Pacific Capital U.S. Government Securities Cash Assets Trust

A cash management
investment

[LOGO]

STATEMENT OF
ADDITIONAL INFORMATION

                        CASH ASSETS TRUST
                    PART C: OTHER INFORMATION

ITEM 24. Financial Statements and Exhibits

     (a) Financial Statements of the Pacific Capital Funds of Cash Assets Trust:

          Included in Part A:

          Financial Highlights of
            Pacific Capital Cash Assets Trust
            Pacific Capital Tax-free Cash Assets Trust
            Pacific Capital U.S. Government
              Securities Cash Assets Trust

          Incorporated by reference into Part B:

          Report of Independent Auditors

          Statement of Assets and Liabilities as of
                  March 31, 1997:
          Pacific Capital Cash Assets Trust
          Pacific Capital Tax-free Cash Assets Trust
          Pacific Capital U.S. Treasuries Cash Assets Trust

          Statement of Operations for the Year Ended
                  March 31, 1997:
          Pacific Capital Cash Assets Trust
          Pacific Capital Tax-free Cash Assets Trust
          Pacific Capital U.S. Treasuries Cash Assets Trust

          Statement of Changes in Net Assets for the
                  Years Ended March 31, 1997 and 1996:
          Pacific Capital Cash Assets Trust
          Pacific Capital Tax-free Cash Assets Trust
          Pacific Capital U.S. Treasuries Cash Assets Trust

          Statement of Investments as of March 31, 1997:
          Pacific Capital Cash Assets Trust
          Pacific Capital Tax-free Cash Assets Trust
          Pacific Capital U.S. Treasuries Cash Assets Trust

          Notes to Financial Statements:
          Pacific Capital Cash Assets Trust
          Pacific Capital Tax-free Cash Assets Trust
          Pacific Capital U.S. Treasuries Cash Assets Trust

          Included in Part C:

          Consent of Independent Auditors


     (b) Exhibits:

         (1) Amended and Restated Declaration of Trust (ii)

         (2) By-laws (ii)

         (3) Not applicable

         (4) (a) Specimen share certificate for Pacific
                    Capital Cash Assets Trust Series,
                    Original Shares (ii)

             (b) Specimen share certificate for Pacific
                    Capital Cash Assets Trust Series,
                    Service Shares Class (ii)

             (c) Specimen share certificate for Pacific
                    Capital Tax-Free Cash Assets Trust
                    Series, Original Shares (ii)

             (d) Specimen share certificate for Pacific
                    Capital Tax-Free Cash Assets Trust
                    Series, Service Shares (ii)

             (e) Specimen share certificate for Pacific
                    Capital U.S. Treasuries Cash Assets
                    Trust Series, Original Shares (ii)

             (f) Specimen share certificate for Pacific
                    Capital U.S. Treasuries Cash Assets
                    Trust Series, Service Shares (ii)

         (5) (a) Investment Advisory Agreement for Pacific
                    Capital Cash Assets Trust Series (i)

             (b) Investment Advisory Agreement for Pacific
                    Capital Tax-Free Cash Assets Trust
                    Series (i)

             (c) Investment Advisory Agreement for Pacific
                    Capital U.S. Treasuries Cash Assets
                    Trust Series (i)

         (6) (a) Distribution Agreement for Pacific Capital
                    Cash Assets Trust Series (ii)

             (b) Distribution Agreement for Pacific Capital
                    Tax-Free Cash Assets Trust Series (ii)

             (c) Distribution Agreement for Pacific Capital
                    U.S. Treasuries Cash Assets Trust
                    Series (ii)

             (d) Distribution Assistance Agreement for All
                    Series (ii)

             (e) Distribution Assistant Agreement for All
                    Series with BHC Securities, Inc. (ii)

         (7) Not applicable

         (8) (a) Custody Agreement for All Series (ii)

         (9) (a) Transfer Agency Agreement for All
                    Series (iii)

             (b) Administration Agreement for Pacific
                    Capital Cash Assets Trust Series (ii)

             (c) Administration Agreement for Pacific
                    Capital Tax-Free Cash Assets Trust
                    Series (ii)

             (d) Administration Agreement for Pacific
                    Capital U.S. Treasuries Cash Assets
                    Trust Series (ii)

             (e) Agreement between the Trust and Aquila
                    Distributors, Inc. for Pacific Capital
                    Cash Assets Trust Series (ii)

             (f) Agreement between the Trust and Aquila
                    Management Corporation for Pacific
                    Capital Cash Assets Trust Series
                    (ii)

             (g) Agreement between the Trust and Hawaiian
                    Trust Company, Limited for Pacific
                    Capital Cash Assets Trust Series
                    (ii)

             (h) Agreement between the Trust and Aquila
                    Distributors, Inc. for Pacific Capital
                    Tax-Free Cash Assets Trust Series
                    (ii)

             (i) Agreement between the Trust and Aquila
                    Management Corporation for Pacific
                    Capital Tax-Free Cash Assets Trust
                    Series (ii)

             (j) Agreement between the Trust and Hawaiian
                    Trust Company, Limited for Pacific
                    Capital Tax-Free Cash Assets Trust
                    Series (ii)

             (k) Agreement between the Trust and Aquila
                    Distributors, Inc. for Pacific
                    Capital U.S. Treasuries Cash Assets
                    Trust Series (ii)

             (l) Agreement between the Trust and Aquila
                    Management Corporation for Pacific
                    Capital U.S. Treasuries Cash Assets
                    Trust Series (ii)

             (m) Agreement between the Trust and Hawaiian
                    Trust Company, Limited for Pacific
                    Capital U.S. Treasuries Cash Assets
                    Trust Series (ii)

        (10) (a) Opinion and consent of counsel
                    to the Trust (ii)

        (11) Not applicable

        (12) Not applicable

        (13) Not applicable

        (14) Not applicable

        (15) (a) Distribution Plan for Pacific Capital
                    Cash Assets Trust Series (ii)

             (b) Distribution Plan for Pacific Capital
                    Tax-Free Cash Assets Trust Series (ii)

             (c) Distribution Plan for Pacific Capital U.S.
                    Treasuries Cash Assets Trust Series (ii)

        (16) Not applicable

        (17) (a) Principles of Cooperation for All Series (ii)

             (b) Information Sharing Agreement (ii)

             (c) Financial Data Schedules (iii)

        (18) Plan pursuant to Rule 18f-3 under the
                    1940 Act (i)


  (i) Filed as an exhibit to Registrant's Post-Effective
        Amendment No. 20 dated May 25, 1996 and
        incorporated herein by reference.

 (ii) Filed as an exhibit to Registrant's Post-Effective
        Amendment No. 21 dated July 27, 1997 and incorporated herein by reference.

(iii) Filed herewith.


ITEM 25. Persons Controlled By or Under Common Control with Registrant

         None

ITEM 26. Number of Holders of Securities

     As of May 23, 1996, the number of record holders of the Registrant's securities in each of its portfolios was as follows:

     Pacific Capital Cash Assets Trust
          Original Shares 29
          Service Shares  4

     Pacific Capital Tax-Free Cash Assets Trust
          Original Shares 78
          Service Shares  3

     Pacific Capital U.S. Government Securities Cash Assets Trust
          Original Shares 14
          Service Shares  2

ITEM 27. Indemnification

         Subdivision (c) of Section 12 of Article SEVENTH of
         Registrant's Amended and Restated Declaration of
         Trust, filed as Exhibit 1 herewith, is incorporated herein by reference.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such Trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28. Business and Other Connections of Investment
         Adviser

         Pacific Century Trust, Registrant's investment adviser, is a division of Bank of Hawaii. Bank of Hawaii is a state-chartered bank. Bank of Hawaii is a subsidiary of Bancorp Hawaii, Inc. Bancorp Hawaii,
         Inc. is a bank holding company.


ITEM 29. Principal Underwriters

     (a) Aquila Distributors, Inc. serves as principal underwriter to Aquila Cascadia Equity Fund, Aquila Rocky Mountain Equity Fund, Capital Cash Management Trust, Churchill Cash Reserves Trust, Churchill Tax-Free Fund of Kentucky, Hawaiian Tax-Free Trust, Narragansett Insured Tax-Free Income Fund, Tax-Free Fund for Utah, Tax-Free Fund of Colorado, Tax-Free Trust of Arizona, and Tax-Free Trust of Oregon, in addition to serving as the Registrant's principal underwriter.

     (b) For information about the Directors and officers of Aquila Distributors, Inc., reference is made to the Form BD filed by it under the Securities
         Exchange Act of 1934.

     (c) Not applicable.

ITEM 30. Location of Accounts and Records

         All such accounts, books, and other documents are maintained by the adviser, the administrator, the custodian, and the transfer agent, whose addresses appear on the back cover pages of the Prospectuses and Statements of Additional Information of the three Portfolios of the Trust.

ITEM 31. Management Services

         Not applicable.

ITEM 32. Undertakings

     (a) Not applicable.

     (b) Not applicable.

KPMG Peat Marwick LLP
345 Park Avenue
New York, NY 10154



                  Consent of Independent Auditors

To The Shareholders and Board of Trustees
Cash Assets Trust:

We consent to the use of our report, dated May 8, 1998, incorporated herein by reference, and to the reference to our firm under the headings "Financial Highlights" in the Prospectus and "Custodian and Auditors" and "Financial Statements" in the Statement of Additional Information.


                                   KPMG Peat Marwick LLP
                                   /s/ KPMG Peat Marwick LLP

New York, New York
May 26, 1998

                           SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement or Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 28th day of May, 1998.


                                        CASH ASSETS TRUST
                                         (Registrant)

                                         /s/Lacy B. Herrmann
                                    By____________________________
                                     Lacy B. Herrmann, President
                                     and Chairman of the Board


     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement or Amendment has been signed below by the following persons in the capacities and on the date indicated.

     SIGNATURE                     TITLE                    DATE

/s/Lacy B. Herrmann                                    5/28/98
______________________     President, Chairman of     ___________
  Lacy B. Herrmann        the Board and Trustee
                           (Principal Executive
                           Officer)
/s/Vernon R. Alden                                     5/28/98
______________________     Trustee                    ___________
  Vernon R. Alden


/s/Arthur K. Carlson                                   5/28/98
______________________     Trustee                    ___________
 Arthur K. Carlson


/s/William M. Cole                                     5/28/98
______________________     Trustee                    ___________
   William M. Cole


/s/Thomas W. Courtney                                  5/28/98
______________________     Trustee                    ___________
 Thomas W. Courtney


/s/Richard W. Gushman, II                              5/28/98
______________________     Trustee                    ___________
Richard W. Gushman, II


/s/Stanley W. Hong                                     5/28/98
______________________     Trustee                    ___________
  Stanley W. Hong


/s/Theodore T. Mason                                   5/28/98
______________________     Trustee                    ___________
 Theodore T. Mason


/s/Russell K. Okata                                    5/28/98
______________________     Trustee                    ___________
  Russell K. Okata


/s/Douglas Philpotts                                   5/28/98
_______________________    Trustee                    ___________
  Douglas Philpotts


/s/Oswald K. Stender                                   5/28/98
_______________________    Trustee                    ___________
  Oswald K. Stender


/s/Rose F. Marotta                                     5/28/98
_______________________   Chief Financial Officer     ___________
   Rose F. Marotta       (Principal Financial and
                          Accounting Officer)

                        CASH ASSETS TRUST

                         EXHIBIT INDEX

    Exhibit        Exhibit
    Number         Name

    9 (a)          Transfer Agency Agreement for All
                   Series

    17 (c)         Financial Data Schedules

                   Correspondence